AS FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION ON JANUARY 15, 2008

                                                              File No. 033-42484
                                                              File No. 811-06400

                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

                        REGISTRATION STATEMENT UNDER THE
                             SECURITIES ACT OF 1933
                      POST-EFFECTIVE AMENDMENT NO. 103 /X/
                                       AND
                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940
                              AMENDMENT NO. 104 /X/

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact Name of Registrant as Specified in Charter)

                               101 FEDERAL STREET
                           BOSTON, MASSACHUSETTS 02110
               (Address of Principal Executive Offices, Zip Code)

        Registrant's Telephone Number, including Area Code (800) 932-7781

                                  James F. Volk
                               c/o SEI Corporation
                            One Freedom Valley Drive
                            OAKS, PENNSYLVANIA 19456
                     (Name and Address of Agent for Service)

                                   Copies to:

Richard W. Grant, Esquire                           John M. Ford, Esquire
Morgan, Lewis & Bockius LLP                         Morgan, Lewis & Bockius LLP
One Oxford Centre                                   1701 Market Street
Pittsburgh, Pennsylvania 15219-6401                 Philadelphia, PA  19103-2921

    It is proposed that this filing become effective (check appropriate box)
    ---------------------------------------------------------------------
            / / Immediately upon filing pursuant to paragraph (b)
            / / On [date] pursuant to paragraph (b)
            /X/ 60 days after filing pursuant to paragraph (a)(1)
            / / 75 days after filing pursuant to paragraph (a)(2)
            / / On [date] pursuant to paragraph (a) of Rule 485
    ---------------------------------------------------------------------

================================================================================

                                   [FMA LOGO]
                               ------------------
                                    FIDUCIARY
                                   MANAGEMENT
                                 ASSOCIATES, LLC

                           FMA SMALL COMPANY PORTFOLIO
                              INSTITUTIONAL SHARES
                      -------------------------------------
                         THE ADVISORS' INNER CIRCLE FUND
                      -------------------------------------

                                   PROSPECTUS
                                  March 1, 2008

                               Investment Adviser:
                      FIDUCIARY MANAGEMENT ASSOCIATES, LLC

   The U.S. Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy or accuracy of this prospectus.
            Any representation to the contrary is a criminal offense.

================================================================================

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TABLE OF CONTENTS
--------------------------------------------------------------------------------

FUND SUMMARY ...............................................................   1

   WHAT IS THE FUND'S INVESTMENT OBJECTIVE? ................................   1
   WHAT ARE THE FUND'S PRINCIPAL INVESTMENT STRATEGIES? ....................   1
   WHAT ARE THE FUND'S PRINCIPAL RISKS? ....................................   2
   HOW HAS THE FUND PERFORMED? .............................................   2
   WHAT ARE THE FUND'S FEES AND EXPENSES? ..................................   4

INVESTING WITH THE FUND ....................................................   5

   BUYING SHARES ...........................................................   5
   REDEEMING SHARES ........................................................   6
   TRANSACTION POLICIES ....................................................   7
   ACCOUNT POLICIES ........................................................   8

ADDITIONAL INFORMATION ABOUT THE FUND ......................................  12

   OTHER INVESTMENT PRACTICES AND STRATEGIES ...............................  12
   INVESTMENT MANAGEMENT ...................................................  13
   SHAREHOLDER SERVICING ARRANGEMENTS ......................................  14
   PAYMENTS TO FINANCIAL INTERMEDIARIES ....................................  14

FINANCIAL HIGHLIGHTS .......................................................  16

--------------------------------------------------------------------------------
FUND SUMMARY
--------------------------------------------------------------------------------

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?
--------------------------------------------------------------------------------

      The FMA Small Company Portfolio (the "Fund") seeks maximum long-term total return, consistent with reasonable risk to principal, by investing in common stocks of smaller companies in terms of revenues and market capitalization. The Fund may change its investment objective without shareholder approval.

WHAT ARE THE FUND'S PRINCIPAL INVESTMENT STRATEGIES?
--------------------------------------------------------------------------------

      The Fund invests primarily (at least 80% of its net assets) in common stocks of domestic companies that are smaller or less established in terms of revenues and have market capitalizations, at the time of their initial purchase, that are less than $2.5 billion. This investment strategy may not be changed without 60 days' prior notice to shareholders. At any given time, the Fund may own a diversified group of stocks in several industries. The Fund invests mainly in common stocks, but it may also invest in other types of equity securities.

      Fiduciary Management Associates, LLC (the "Adviser") employs a relative value philosophy to analyze and select investments that have attractive valuations as well as potential catalysts which are expected to lead to accelerated earnings and cash flow growth. The Adviser evaluates broad themes and market developments that can be exploited through portfolio construction and rigorous fundamental research to identify investments that are best positioned to take advantage of impending catalysts and trends. The Adviser believes that earnings and cash flow growth are the principal drivers of investment performance, particularly when accompanied by visible, quantifiable catalysts that have not been fully recognized by the investment community.

      The Adviser continuously monitors and evaluates investments held by the Fund to discern changes in trends, modify investment outlooks, and adjust valuations accordingly. The Adviser attempts to mitigate excess risk through ownership of a well-diversified portfolio with broad representation across market industries and sectors. The Adviser will liquidate an investment based on several factors, including asset valuation, changes in prospective attributes and purchases of alternative investments with potentially higher returns. The Adviser generally will not sell a stock merely due to market appreciation outside the target capitalization range if it believes the company has growth potential.

      Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities than a fund with a buy and hold strategy.

WHAT ARE THE FUND'S PRINCIPAL RISKS?
--------------------------------------------------------------------------------

      As with all mutual funds, at any time, your investment in the Fund may be worth more or less than the price that you originally paid for it. There is also a possibility that the Fund will not achieve its goal. This could happen because its strategy failed to produce the intended results or because the Adviser did not implement its strategy properly. The Fund's shares are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, government authority or the FDIC. You may lose money by investing in the Fund.

      As with all equity funds, the risks that could affect the value of the Fund's shares and the total return on your investment include the possibility that the equity securities held by the Fund will experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect the securities markets generally, such as adverse changes in economic conditions, the general outlook for corporate earnings, interest rates or investor sentiment. Equity securities may also lose value because of factors affecting an entire industry or sector, such as increases in production costs, or factors directly related to a specific company, such as decisions made by its management.

      Investing in stocks of smaller companies can be riskier than investing in larger, more mature companies. Smaller companies may be more vulnerable to adverse developments than larger companies because they tend to have narrower product lines and more limited financial resources. Their stocks may trade less frequently and in limited volume.

HOW HAS THE FUND PERFORMED?
--------------------------------------------------------------------------------

CALENDAR YEAR RETURNS

      Effective June 24, 2002, the Fund became the successor to a separate mutual fund, the UAM Funds, Inc. FMA Small Company Portfolio (the "Predecessor Fund"). The Predecessor Fund was managed by the same Adviser that currently manages the Fund, had identical investment objectives and strategies as the Fund and was subject to substantially similar fees and expenses. The performance shown in the following bar chart and performance table represents the performance of the Predecessor Fund for the periods prior to June 24, 2002.

      The following information illustrates some of the risks of investing in the Fund. Returns are based on past results and are not an indication of future performance. Please note that Institutional Shares are new and therefore, do not have a full calendar year of performance.

      The bar chart shows how performance of the Fund's Investor Shares has varied from calendar year to calendar year. The average annual total return table compares the average annual returns of Investor Shares of the Fund to those of a broad-based securities market index. Investor Shares of the Fund are offered in a separate prospectus. Institutional Shares of the Fund would have substantially similar performance as Investor Shares because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the expenses of Investor Shares are higher than the expenses of the Institutional Shares and, therefore, returns for Investor Shares would be lower than those of the Institutional Shares. Returns are based on past performance and are not an indication of future performance.

                                   [BAR CHART]

  1998    1999     2000     2001     2002     2003     2004     2005    2006     2007
--------------------------------------------------------------------------------------
-2.03%   -8.82%   27.73%   4.63%   -12.36%   33.56%   19.61%   4.90%   20.74%   0.61%

      During the periods shown in the chart for Investor Shares of the Fund, the highest return for a quarter was 15.41% (quarter ended 06/30/03) and the lowest return for a quarter was (18.37)% (quarter ended 09/30/02).

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2007

      The average annual return table compares the Fund's Investor Shares' average annual total returns to those of a broad-based securities market index. Returns are based on past results and are not an indication of future performance.

                                                             1 Year    5 Years   10 Years
------------------------------------------------------------------------------------------
Average Annual Return Before Taxes                            0.61%     15.28%     7.85%
------------------------------------------------------------------------------------------
Average Annual Return After Taxes on Distributions+          (2.44)%    12.32%     6.35%
------------------------------------------------------------------------------------------
Average Annual Return After Taxes on Distributions
   and Sale of Fund Shares+                                   1.89%     12.17%     6.26%
------------------------------------------------------------------------------------------
Russell 2000 Index# (reflects no deduction for fees,
   expenses or taxes)                                        (1.57)%    16.25%     7.08%

+ After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

# The Russell 2000 Index is an unmanaged index which measures the performance of the 2,000 smallest companies of the Russell 3000 Index, a capitalization weighted index of the 3,000 largest U.S. companies with the largest market capitalizations.

WHAT ARE THE FUND'S FEES AND EXPENSES?
--------------------------------------------------------------------------------

      The table describes the fees and expenses you may pay if you buy and hold Institutional Shares of the Fund.

SHAREHOLDER TRANSACTION FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

      The Fund is a no-load investment, which means there are no fees or charges to buy or sell its shares or to reinvest dividends.

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)

                                             Institutional Shares
--------------------------------------------------------------------------------
Management Fees                                     0.75%
--------------------------------------------------------------------------------
Other Expenses                                      0.28%
--------------------------------------------------------------------------------
Acquired Fund Fees and Expenses                     0.02%
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses*               1.05%

      For more information about Management Fees, see "Investment Management."

EXAMPLE

      This example can help you to compare the cost of investing in the Fund to the cost of investing in other mutual funds. The example assumes you invest $10,000 in the Fund for the periods shown and then redeem all of your shares at the end of those periods. The example also assumes that you earned a 5% return on your investment each year, that you reinvested all of your dividends and distributions and that you paid the Total Annual Fund Operating Expenses stated above (which do not reflect any expense limitations) throughout the period of your investment. Although your actual costs may be higher or lower, based on these assumptions your approximate costs of investing $10,000 in the Fund would be:

  1 Year                3 Years                5 Years                10 Years
--------------------------------------------------------------------------------
   $107                   $334                   $579                   $1,283

* The operating expenses in this fee table do not correlate to the expense ratio in the Fund's financial statements (or the financial highlights in this prospectus), because the financial statements include only the direct operating expenses incurred by the Investor Shares of the Fund, not the indirect costs of investing in acquired funds.

--------------------------------------------------------------------------------
INVESTING WITH THE FUND
--------------------------------------------------------------------------------

BUYING SHARES
--------------------------------------------------------------------------------

      All investments must be made by check, Automated Clearing House (ACH), or wire. All checks must be made payable in U.S. dollars and drawn on U.S. financial institutions. The Fund does not accept purchases made by third-party checks, credit cards, credit card checks, cash, traveler's checks, money orders or cashier's checks.

      The Fund reserves the right to reject any specific purchase order for any reason. The Fund is not intended for excessive trading by shareholders in response to short-term market fluctuations. For more information about the Fund's policy on excessive trading, see "Excessive Trading Policies and Procedures."

      The Fund does not generally accept investments by non-U.S. persons. Non-U.S. persons may be permitted to invest in the Fund subject to the satisfaction of enhanced due diligence. Please contact the Fund for more information.

BY MAIL

      You can open an account with the Fund by sending a check and your account application to the address below. You can add to an existing account by sending the Fund a check and, if possible, the "Invest by Mail" stub that accompanies your statement. Be sure your check identifies clearly your name, your account number and the Fund name.

      REGULAR MAIL ADDRESS                EXPRESS MAIL ADDRESS

      FMA Small Company Portfolio         FMA Small Company Portfolio
      P.O. Box 219009                     430 West 7th Street
      Kansas City, MO 64121               Kansas City, MO 64105

BY WIRE

      To open an account by wire, call 1-866-FMA-8333 (1-866-362-8333) for details. To add to an existing account by wire, wire your money using the instructions set forth below (be sure to include the Fund name and your account number).

      WIRING INSTRUCTIONS

      UMB Bank, N.A.
      ABA # 101000695
      The FMA Small Company Portfolio - Institutional Shares
      DDA Acct. # 9871063178
      Ref: account number/account name

MINIMUM INVESTMENTS

      You can open an account with the Fund with a minimum initial investment of $2 million ($2 million for individual retirement accounts ("IRAs") and $2 million for Spousal IRAs). You can buy additional Institutional Shares for as little as $100.

FUND CODES

      The Fund's reference information, which is listed below, will be helpful to you when you contact the Fund to purchase Institutional Shares, check daily net asset value per share ("NAV") or obtain additional information.

 Trading Symbol             CUSIP             Fund Code
--------------------------------------------------------
      XXX                    XXX                 XXX

REDEEMING SHARES
--------------------------------------------------------------------------------

PAYMENT OF REDEMPTION PROCEEDS

      Redemption proceeds can be mailed to your account address, sent to your bank by ACH transfer or wired to your bank account (provided that your bank information is already on file). The Fund will pay for all shares redeemed within seven calendar days after it receives a redemption request in proper form, meaning that it is complete and contains all necessary information, and has all supporting documentation (such as proper signature guarantees, IRA rollover forms, etc.).

      The Fund may require that signatures be guaranteed by a bank or member firm of a national securities exchange. Signature guarantees are for the protection of shareholders. Before the Fund grants a redemption request, the Fund may require a shareholder to furnish additional legal documents to ensure proper authorization.

      If you redeem shares that were purchased by check or through ACH, you will not receive your redemption proceeds until the check has cleared or the ACH transaction has been completed, which may take up to 15 calendar days from the purchase date.

BY MAIL

      You may contact the Fund directly by mail at: FMA Small Company Portfolio, P.O. Box 219009, Kansas City, MO 64121 (Express Mail Address: DST Systems c/o FMA Small Company Portfolio, 430 W. 7th Street, Kansas City, MO 64105). Send a letter to the Fund signed by all registered parties on the account specifying:

      o     The Fund name;

      o     The account number;

      o     The dollar amount or number of shares you wish to redeem;

      o     The account name(s); and

      o     The address to which redemption (sale) proceeds should be sent.

      All registered share owner(s) must sign the letter in the exact name(s) in which their account is registered and must designate any special capacity in which they are registered. Certain shareholders may need to include additional documents or provide a signature guarantee to redeem shares.

BY TELEPHONE

      You must first establish the telephone redemption privilege (and, if desired, the wire redemption privilege) by completing the appropriate sections of the account application. Call 1-866-FMA-8333 to redeem your shares. Based on your instructions, the Fund will mail your proceeds to you or send them to your bank by either Fed wire or ACH.

TRANSACTION POLICIES
--------------------------------------------------------------------------------

CALCULATING YOUR SHARE PRICE

      You may buy or sell shares of the Fund on each day the New York Stock Exchange ("NYSE") is open for business (a "Business Day") at a price equal to the Fund's NAV next computed after it receives and accepts your order. The Fund calculates NAV once each Business Day as of the regularly scheduled close of normal trading on the NYSE (normally, 4:00 p.m., Eastern Time). To receive the NAV on any given day, the Fund must receive your order in good form (meaning that it is complete and contains all necessary information, and has all supporting documentation such as proper signature guarantees, IRA rollover forms, etc.) before the close of trading on the NYSE that day. Otherwise you will receive the NAV that is calculated at the close of trading on the following Business Day. If the NYSE closes early -- such as on days in advance of certain generally observed holidays -- the Fund will calculate NAV as of the earlier closing time. Shares will not be priced on days that the NYSE is closed for trading, including nationally observed holidays.

      The Fund calculates its NAV by adding the total value of its assets, subtracting its liabilities and then dividing the result by the number of shares outstanding. In calculating NAV, the Fund generally values its investment portfolio at market price. If market prices are not readily available or the Fund reasonably believes that they are unreliable, such as in the case of a security value that has been materially affected by events occurring after the relevant market closes, the Fund is required to price those securities at fair value as determined in good faith using methods approved by the Board of Trustees (the "Board"). The Fund's determination of a security's fair value price often involves the consideration of a number of subjective factors, and is therefore subject to the unavoidable risk that the value that the Fund assigns to a security may be higher or lower than the security's value would be if a reliable market quotation for the security was readily available.

      Although the Fund invests primarily in the stocks of U.S. companies that are traded on U.S. exchanges, there may be limited circumstances in which the Fund would price securities at fair value - for example, if the exchange on which a portfolio security is principally traded closed early or if trading in a particular security was halted during the day and did not resume prior to the time the Fund calculated its NAV.

      Securities, options, futures contracts and other assets (including swap agreements) for which market quotations are not readily available will be valued at their fair value as determined in good faith by or under the direction of the Board.

BUYING OR SELLING SHARES THROUGH A FINANCIAL INTERMEDIARY

      You may buy or sell shares of the Fund through a financial intermediary (such as a financial planner or adviser). To buy or sell shares at the NAV of any given day, your financial intermediary must receive your order before the close of trading on the NYSE that day. Your financial intermediary is responsible for transmitting all purchase and redemption requests, investment information, documentation and money to the Fund in a timely manner for your request to be effective. If your financial intermediary fails to do so, it may be responsible for any resulting fees or losses. Your financial intermediary may charge additional transaction fees for its services.

IN-KIND TRANSACTIONS

      Under certain conditions and at the Fund's discretion, you may pay for shares of the Fund with securities instead of cash. In addition, the Fund may pay all or part of your redemption proceeds (in excess of $250,000) with securities instead of cash. It is highly unlikely that your shares would ever be redeemed in-kind, but if they were, you would probably have to pay transaction costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption. In the event shares are redeemed in-kind, shareholders will generally bear market risks until the securities are converted into cash.

TELEPHONE TRANSACTIONS

      The Fund will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. Therefore, the Fund is not be responsible for any loss, liability, cost or expense for following instructions received by telephone it reasonably believes to be genuine.

RIGHTS RESERVED BY THE FUND

PURCHASES

      At any time and without notice, the Fund may:

      o     Stop offering shares;

      o     Reject any purchase order; or

      o Bar an investor engaged in a pattern of excessive trading from buying shares. (Excessive trading can hurt performance by disrupting management and increasing expenses.) The Fund will consider various factors in determining whether an investor has engaged in excessive trading. These factors include, but are not limited to, the investor's historic trading pattern, the number of transactions, the size of the transactions, the time between transactions and the percentage of the investor's account involved in each transaction. For more information about the Fund's policies on excessive trading, see "Excessive Trading Policies and Procedures."

REDEMPTIONS

      At any time and without notice, the Fund may change or eliminate any of the redemption methods described above, except redemption by mail. The Fund may suspend your right to redeem if:

      o     Trading on the NYSE is restricted or halted; or

      o The U.S. Securities and Exchange Commission ("SEC") allows the Fund to delay redemptions.

ACCOUNT POLICIES
--------------------------------------------------------------------------------

EXCESSIVE TRADING POLICIES AND PROCEDURES

      The Fund is intended for long-term investment purposes only and discourages shareholders from engaging in "market timing" or other types of excessive short-term trading. This frequent trading into and out of the Fund may present risks to the Fund's long-term shareholders, all of which could adversely affect shareholder returns. The risks posed by frequent trading include interfering with the efficient implementation of the Fund's investment strategies, triggering the recognition of taxable gains and losses on the sale of Fund investments, requiring the Fund to maintain higher cash balances to meet redemption requests, and experiencing increased transaction costs.

      Because the Fund invests in small-cap securities that often may trade in lower volumes, frequent trading by certain shareholders may dilute the value of Fund shares held by other shareholders. In addition, because frequent trading may cause the Fund to attempt to maintain higher cash positions, changes to the Fund's holdings in response to frequent trading may impact the market prices of such relatively thinly traded securities held by the Fund.

      The Fund's service providers will take steps reasonably designed to detect and deter frequent trading by shareholders pursuant to the Fund's policies and procedures described in this prospectus and approved by the Fund's Board. For purposes of applying these policies, the Fund's service providers may consider the trading history of accounts under common ownership or control. The Fund's policies and procedures include:

      o Shareholders are restricted from making more than one (1) "round trip" into or out of the Fund per rolling 90-day period. If a shareholder exceeds this amount, the Fund and/or its service providers may, at their discretion, reject any additional purchase orders. The Fund defines a "round trip" as a purchase into the Fund by a shareholder, followed by a subsequent redemption out of the Fund, of an amount the Adviser reasonably believes would be harmful or disruptive to the Fund.

      o The Fund reserves the right to reject any purchase request by any investor or group of investors for any reason without prior notice, including, in particular, if the Fund or the Adviser reasonably believes that the trading activity would be harmful or disruptive to the Fund.

      The Fund and/or its service providers seek to apply these policies to the best of their abilities uniformly and in a manner they believe is consistent with the interests of the Fund's long-term shareholders. Systematic purchases and redemptions are exempt from these policies.

      Although these policies are designed to deter frequent trading, none of these measures alone nor all of them taken together eliminate the possibility that frequent trading in the Fund will occur, particularly with respect to trades placed by shareholders that invest in the Fund through omnibus accounts maintained by brokers, retirement plan accounts and other financial intermediaries. The Fund and its service providers' access to information about individual shareholder transactions made through such omnibus arrangements is often unavailable or severely limited. As a result, the Fund cannot ensure that its policies will be enforced with regard to those Fund shares held through such omnibus arrangements (which may represent a majority of Fund shares), and as a result frequent trading could adversely affect the Fund and its long-term shareholders as discussed above. In addition, if you own your Fund shares through an omnibus account maintained by a broker, retirement plan or other financial intermediary, it is possible that your financial intermediary's policies regarding frequent trading may differ from those of the Fund. Please contact your financial intermediary for more information.

CUSTOMER IDENTIFICATION AND VERIFICATION

      To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account.

      What this means to you: When you open an account, the Fund will ask your name, address, date of birth, and other information that will allow the Fund to identify you. This information is subject to verification to ensure the identity of all persons opening a mutual fund account.

      The Fund is required by law to reject your new account application if the required identifying information is not provided.

      In certain instances, the Fund is required to collect documents to fulfill its legal obligation. Documents provided in connection with your application will be used solely to establish and verify a customer's identity.

      Attempts to collect the missing information required on the application will be performed by either contacting you or, if applicable, your broker. If this information is unable to be obtained within a timeframe established in the sole discretion of the Fund, your application will be rejected.

      Upon receipt of your application in proper form (meaning that it is complete and contains all necessary information, and has all supporting documentation such as proper signature guarantees, IRA rollover forms, etc.), or upon receipt of all identifying information required on the application, your investment will be received and your order will be processed at the NAV next-determined.

      The Fund reserves the right to close your account at the then-current day's price if it is unable to verify your identity. Attempts to verify your identity will be performed within a timeframe established in the sole discretion of the Fund. If the Fund is unable to verify your identity, the Fund reserves the right to liquidate your account at the then-current day's price and remit your proceeds to you via check. The Fund reserves the further right to hold your proceeds until your original check clears the bank. In such an instance, you may be subject to a gain or loss on Fund shares and will be subject to corresponding tax implications.

ANTI-MONEY LAUNDERING PROGRAM

      Customer identification and verification is part of the Fund's overall obligation to deter money laundering under federal law. The Fund has adopted an Anti-Money Laundering Compliance Program designed to prevent the Fund from being used for money laundering or the financing of terrorist activities. In this regard, the Fund reserves the right to: (i) refuse, cancel or rescind any purchase order; (ii) freeze any account and/or suspend account services; or (iii) involuntarily close your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of Fund management, they are deemed to be in the best interest of the Fund or in cases when the Fund is requested or compelled to do so by governmental or law enforcement authority. If your account is closed at the request of governmental or law enforcement authority, you may not receive proceeds of the redemption if the Fund is required to withhold such proceeds.

SMALL ACCOUNTS

      The Fund may redeem your shares without your permission if the value of your account falls below 50% of the required minimum initial investment. (See "Buying Shares" for minimum initial investment amounts). This provision does not apply:

      o     To retirement accounts and certain other accounts; or

      o When the value of your account falls because of market fluctuations and not your redemptions.

      The Fund will provide you 30 days' written notice to allow you sufficient time to add to your account and avoid the sale of your shares.

DISTRIBUTIONS

      Normally, the Fund distributes its net investment income quarterly and its net capital gains at least once a year. The Fund will automatically reinvest dividends and distributions in additional shares of the Fund, unless you elect on your account application to receive them in cash.

FEDERAL TAXES

      The following is a summary of the federal income tax consequences of investing in the Fund. This summary does not apply to shares held in an individual retirement account or other tax-qualified plan, which are not subject to current tax. Transactions relating to shares held in such accounts may, however, be taxable at some time in the future. You should always consult your tax advisor for specific guidance regarding the federal, state and local tax effect of your investment in the Fund.

TAXES ON DISTRIBUTIONS

      The Fund will distribute substantially all of its net investment income and its net realized capital gains, if any. The dividends and distributions you receive, whether in cash or reinvested in additional shares of the Fund may be subject to federal, state, and local taxation, depending upon your tax situation. Income distributions, including distributions of net short-term capital gains but excluding distributions of qualified dividend income, are generally taxable at ordinary income tax rates. Capital gains distributions and distributions that are designated by the Fund as qualified dividend income are generally taxable at the rates applicable to long-term capital gains. Once a year the Fund will send you a statement showing the types and total amount of distributions you received during the previous year.

      You should note that if you purchase shares just before a distribution, the purchase price would reflect the amount of the upcoming distribution. In this case, you would be taxed on the entire amount of the distribution received, even though, as an economic matter, the distribution simply constitutes a return of your investment. This is known as "buying a dividend" and should be avoided by taxable investors. Call 1-866-FMA-8333 to find out when the Fund expects to make a distribution to shareholders.

      Each sale of shares of the Fund may be a taxable event. For tax purposes, an exchange of your Fund shares for shares of a different fund is the same as a sale. A sale may result in a capital gain or loss to you. The gain or loss generally will be treated as short term if you held the shares 12 months or less, long term if you held the shares for longer.

      More information about taxes is in the Statement of Additional Information ("SAI").

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION ABOUT THE FUND
--------------------------------------------------------------------------------

OTHER INVESTMENT PRACTICES AND STRATEGIES
--------------------------------------------------------------------------------

      In addition to its principal investment strategies, the Fund may use the investment strategies described below. The Fund may also employ investment practices that this prospectus does not describe, such as repurchase agreements, when-issued and forward commitment transactions, lending of securities, borrowing and other techniques. For more information concerning any of the Fund's investment practices and its risks, please read the SAI.

DERIVATIVES

      The Fund may invest in derivatives, a category of investments that includes forward foreign currency exchange contracts, futures, options and swaps to protect its investments against changes resulting from market conditions (a practice called "hedging"), to reduce transaction costs or to manage cash flows. Forward foreign currency exchange contracts, futures and options are called derivatives because their value is based on an underlying asset or economic factor. Derivatives are often more volatile than other investments and may magnify the Fund's gains or losses. There are various factors that affect the Fund's ability to achieve its objective with derivatives. Successful use of a derivative depends on the degree to which prices of the underlying assets correlate with price movements in the derivatives the Fund buys or sells. The Fund could be negatively affected if the change in market value of its securities fails to correlate perfectly with the values of the derivatives it purchased or sold.

EXCHANGE-TRADED FUNDS ("ETFS").

      The Fund may invest in ETFs. An ETFs is a fund whose shares are bought and sold on a securities exchange as if it were a single security. An ETF holds a portfolio of securities designed to track a particular market segment or index. Some examples of ETFs are SPDRs(R), DIAMONDS(SM), NASDAQ 100 Index Tracking Stock(SM) ("QQQs(SM)"), and iShares(R). The Fund could purchase an ETF to temporarily gain exposure to a portion of the U.S. or foreign market while awaiting an opportunity to purchase securities directly. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although lack of liquidity in an ETF could result in it being more volatile than the underlying portfolio of securities and ETFs have management fees that increase their costs versus the costs of owning the underlying securities directly.

SHORT-TERM INVESTING

      The investments and strategies described in this prospectus are those that are used under normal circumstances. During unusual economic, market, political or other circumstances, the Fund may invest up to 100% of its assets in short-term, high-quality debt instruments, such as U.S. government securities. These instruments would not ordinarily be consistent with the Fund's principal investment strategies, and may prevent the Fund from achieving its investment objective. The Fund will use a temporary strategy if the Adviser believes that pursuing the Fund's investment objective will subject it to a significant risk of loss. The Fund has a policy requiring it to invest at least 80% of its net assets in particular types of securities as described in the Fund's principal investment strategy, and will not change this policy without 60 days' prior written notice to shareholders. In addition to the temporary defensive measures discussed above, the Fund may temporarily deviate from this 80% policy in other limited, appropriate circumstances, such as unusually large cash inflows or redemptions.

      When the Adviser pursues a temporary defensive strategy, the Fund may not profit from favorable developments that it would have otherwise profited from if it were pursuing its normal strategies.

PORTFOLIO TURNOVER

      The Fund may buy and sell investments relatively often. Such a strategy often involves higher expenses, including brokerage commissions, and may increase the amount of capital gains (in particular, short-term gains) realized by the Fund. Shareholders must pay tax on such capital gains.

INFORMATION ABOUT PORTFOLIO HOLDINGS

      The Fund generally publishes a complete list of its portfolio holdings on a monthly basis, three (3) business days after the end of the month. This portfolio information can be found on the internet at HTTP://WWW.FMAUSA.COM. The information will generally remain available until replaced by new portfolio holdings information as described above. The Fund's Adviser may exclude any portion of the Fund's portfolio holdings from publication when deemed to be in the best interest of the Fund. Please consult the Fund's SAI for a full description of the policies and procedures that govern disclosure of the Fund's portfolio holdings.

INVESTMENT MANAGEMENT
--------------------------------------------------------------------------------

INVESTMENT ADVISER

      Fiduciary Management Associates, LLC, a Delaware limited liability company located at 55 West Monroe Street, Suite 2550, Chicago, Illinois 60603, is the Fund's investment adviser. The Adviser manages and supervises the investment of the Fund's assets on a discretionary basis, subject to oversight by the Board. The Adviser also manages separate account portfolios for a national client base that includes corporate pension funds, foundations and endowments, public funds, and high net worth individuals. As of December 31, 2007, the Adviser had approximately $1.37 billion under management.

      The Adviser is the successor to Fiduciary Management Associates, Inc. ("Old FMA"), founded in 1980. In December 2002, senior management of Old FMA formed the Adviser to acquire Old FMA from its holding company parent, and continue the business as an independent employee-owned adviser. The Adviser's acquisition of Old FMA did not result in any changes in the investment management services or operations of the firm and the professionals responsible for investment decisions remained unchanged. Old FMA served as investment adviser to the Fund and the Predecessor Fund from inception until the sale to the Adviser.

      During its most recent fiscal year, the Fund paid 0.75% of its average net assets to the Adviser. A discussion regarding the basis for the Board's approval of the Fund's investment advisory agreement is available in the Fund's Annual Report dated October 31, 2007.

PORTFOLIO MANAGERS

      The Fund is managed by a team of investment professionals, led by the Adviser's Chief Investment Officer ("CIO"), Kathryn Vorisek. In her role as CIO of the Adviser, Ms. Vorisek oversees all aspects of the investment process and manages the firm's research efforts. For the Adviser's small-cap products, and specifically with respect to the Fund, Ms. Vorisek is the Team Leader. As such, she is responsible for determining the overall strategic direction of the Fund along with retaining the ultimate authority for specific investment decisions. She is supported in this role by Leo Harmon, who serves as Associate Team Leader and by a team of analysts who share responsibility for sector and company specific analysis.

      Ms. Vorisek joined FMA in 1996 and has over 23 years of investment experience. Ms. Vorisek earned a BS degree in Finance from Marquette University and an MBA from Northwestern University in Finance and International Business.

      Mr. Harmon, CFA and Senior Director, joined FMA in 2003 and has over 14 years of investment experience. Prior to joining FMA, Mr. Harmon was a sector portfolio manager at Allstate Insurance, Allstate Investments LLC. Mr. Harmon earned a BS degree from Bradley University and an MBA from Duke University.

      The SAI provides additional information about the portfolio managers' compensation, other accounts managed and ownership of Fund shares.

SHAREHOLDER SERVICING ARRANGEMENTS
--------------------------------------------------------------------------------

      The Fund may compensate financial intermediaries for providing a variety of services to shareholders. Financial intermediaries include affiliated or unaffiliated brokers, dealers, banks (including bank trust departments), trust companies, registered investment advisers, financial planners, retirement plan administrators, insurance companies, and any other institution having a service, administration, or any similar arrangement with the Fund, its service providers or their respective affiliates. This section and the following section briefly describe how financial intermediaries may be paid for providing these services.

      The Fund generally pays financial intermediaries a fee that is based on the assets of the Fund that are attributable to investments by customers of the financial intermediary. The services for which financial intermediaries are compensated may include record-keeping, transaction processing for shareholders' accounts and other shareholder services. In addition to these payments, your financial intermediary may charge you account fees, transaction fees for buying or redeeming shares of the Fund, or other fees for servicing your account. Your financial intermediary should provide a schedule of its fees and services to you upon request. The Fund does not pay these service fees on shares purchased directly. In addition to payments made directly to financial intermediaries by the Fund, the Adviser or its affiliates may, at their own expense, pay financial intermediaries for these and other services to Fund shareholders, as described in the section below.

PAYMENTS TO FINANCIAL INTERMEDIARIES
--------------------------------------------------------------------------------

      From time to time, the Adviser and/or its affiliates, at their discretion, may make payments to certain affiliated or unaffiliated financial intermediaries to compensate them for the costs associated with distribution, marketing, administration and shareholder servicing support. These payments are sometimes characterized as "revenue sharing" payments and are made out of the Adviser's and/or its affiliates' own legitimate profits or other resources, and are not paid by the Fund. A financial intermediary may provide these services with respect to Fund shares sold or held through programs such as retirement plans, qualified tuition programs, fund supermarkets, fee-based advisory or wrap fee programs, bank trust programs, and insurance (E.G., individual or group annuity) programs. In addition, financial intermediaries may receive payments for making shares of the Fund available to their customers or registered representatives, including providing the Fund with "shelf space," placing it on a preferred or recommended fund list, or promoting the Fund in certain sales programs that are sponsored by financial intermediaries. To the extent permitted by SEC and the Financial Industry Regulatory Authority ("FINRA") rules and other applicable laws and regulations, the Adviser and/or its affiliates may pay or allow other promotional incentives or payments to Financial Intermediaries. For more information please see "Payments to Financial Intermediaries" in the Fund's SAI.

      The level of payments to individual financial intermediaries varies in any given year and may be negotiated on the basis of sales of Fund shares, the amount of Fund assets serviced by the financial intermediary or the quality of the financial intermediary's relationship with the Adviser and/or its affiliates. These payments may be more or less than the payments received by the financial intermediaries from other mutual funds and may influence a financial intermediary to favor the sales of certain funds or share classes over others. In certain instances, the payments could be significant and may cause a conflict of interest for your financial intermediary. Any such payments will not change the net asset value or price of the Fund's shares. Please contact your financial intermediary for information about any payments it may receive in connection with the sale of Fund shares or the provision of services to Fund shareholders, as well as information about any fees and/or commissions it charges.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

      The financial highlights table is intended to help you understand the financial performance of Investor Shares of the Fund for the past five fiscal years. Certain information contained in the table reflects the financial results for a single share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund assuming all dividends and distributions were reinvested. The information provided below has been audited by __________________________, independent registered public accounting firm of the Fund. The financial statements and the unqualified opinion of __________________________ are included in the Annual Report of the Fund, which is available upon request by calling the Fund at 1-866-FMA-8333.

Years Ended October 31,                           2007          2006             2005            2004            2003
-------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year              $    XXX     $     22.40      $     23.77     $     20.08     $     16.18
                                                --------     -----------      -----------     -----------     -----------
Income from Investment Operations:
   Net Investment Income (Loss)                      XXX           (0.05)(1)         0.03(1)        (0.04)(1)        0.01
   Net Realized and Unrealized Gain (Loss)           XXX            4.24             2.47            3.74            3.92
                                                --------     -----------      -----------     -----------     -----------
     Total From Investment Operations                XXX            4.19             2.50            3.70            3.93
                                                --------     -----------      -----------     -----------     -----------
Dividends and Distributions:
   Net Investment Income                             XXX              --            (0.01)          (0.01)          (0.03)
   Capital Gains                                     XXX           (3.55)           (3.86)             --              --
   Return of Capital                                 XXX              --               --              --              --*
                                                --------     -----------      -----------     -----------     -----------
     Total Dividends and Distributions               XXX           (3.55)           (3.87)          (0.01)          (0.03)
                                                --------     -----------      -----------     -----------     -----------
Net Asset Value, End of Year                    $    XXX    $      23.04      $     22.40     $     23.77     $     20.08
                                                ========     ===========      ===========     ===========     ===========
Total Return+                                        XXX          21.07%           11.07%          18.40%++        24.30%++
                                                ========     ===========      ===========     ===========     ===========
Ratios and Supplemental Data
   Net Assets, End of Year (Thousands)          $    XXX     $   212,261      $   162,839     $   191,909     $   169,003
   Ratio of Expenses to Average Net Assets           XXX           1.24%            1.20%           1.20%           1.20%
   Ratio of Expenses to Average Net Assets
     (Excluding Waivers and Fees
     Paid Indirectly)                                XXX           1.27%            1.25%           1.24%**         1.27%
   Ratio of Net Investment Income (Loss)
     to Average Net Assets                           XXX          (0.17)%           0.09%          (0.18)%          0.01%
   Portfolio Turnover Rate                           XXX            135%+++          169%            145%            107%

*     Includes Return of Capital of $0.0035

** For the year ended October 31, 2004, the Ratio of Expenses to Average Net Assets excludes Waivers and Fees Paid Indirectly. If the Fees Paid Indirectly were included, the ratio would have been 1.22%.

+ Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the Fund's shares.

++ Total return would have been lower had certain fees not been waived and expenses assumed by the Adviser during the periods indicated.

+++ Includes the effects of in-kind transactions. If the in-kind transactions were not included, the Portfolio Turnover Rate would have been 127%.

(1)   Per share data calculated using the average shares method.

Amounts designated as"--" are either $0 or have been rounded to $0.

FMA SMALL COMPANY PORTFOLIO

      Investors who want more information about the Fund should read the Fund's Annual and Semi-Annual Reports and the Fund's SAI. The Annual and Semi-Annual Reports of the Fund provide additional information about its investments. In the Annual Report, you will also find a discussion of the market conditions and investment strategies that significantly affected the performance of the Fund during the last fiscal year. The SAI contains additional detailed information about the Fund and is incorporated by reference into (legally part of) this prospectus.

      Investors can receive free copies of the SAI, shareholder reports and other information about the Fund at www.fmausa.com. Investors can also receive these documents, as well as make shareholder inquiries, by writing to or calling:

                    ----------------------------------------
                           FMA Small Company Portfolio
                                 P.O. Box 219009
                              Kansas City, MO 64121
                                 1-866-FMA-8333
                    ----------------------------------------

      You can review and copy information about the Fund (including the SAI and the Annual and Semi-Annual Reports) at the U.S. Securities and Exchange Commission's Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room by calling the U.S. Securities and Exchange Commission at 202-942-8090. Reports and other information about the Fund are available on the EDGAR Database on the U.S. Securities and Exchange Commission's Internet site at: HTTP://WWW.SEC.GOV. You may obtain copies of this information, after paying a duplicating fee, by electronic request at the following e-mail address: PUBLICINFO@SEC.GOV, or by writing the U.S. Securities and Exchange Commission's Public Reference Section, Washington, D.C. 20549-0102.

      The Trust's Investment Company Act of 1940 file number is 811-06400.

                       STATEMENT OF ADDITIONAL INFORMATION

                           FMA SMALL COMPANY PORTFOLIO
                              INSTITUTIONAL SHARES

                   A SERIES OF THE ADVISORS' INNER CIRCLE FUND
                                  MARCH 1, 2008

                               INVESTMENT ADVISER:
                      FIDUCIARY MANAGEMENT ASSOCIATES, LLC


This Statement of Additional Information ("SAI") is not a prospectus. This SAI is intended to provide additional information regarding the activities and operations of The Advisors' Inner Circle Fund (the "Trust") and Institutional Shares of the FMA Small Company Portfolio (the "Fund"). This SAI should be read in conjunction with the Institutional Shares prospectus dated March 1, 2008. Capitalized terms not defined herein are defined in the prospectus. The financial statements and notes thereto contained in the 2007 Annual Report to Shareholders are herein incorporated by reference and deemed to be part of this SAI. A copy of the 2007 Annual Report to Shareholders must accompany the delivery of this SAI. Shareholders may obtain copies of the Fund's prospectus or Annual Report free of charge by calling the Fund at 1-866-FMA-8333.

THE TRUST ...................................................................S-1
DESCRIPTION OF PERMITTED INVESTMENTS ........................................S-1
INVESTMENT POLICIES OF THE FUND ............................................S-26
INVESTMENT ADVISORY AND OTHER SERVICES .....................................S-28
PORTFOLIO MANAGERS .........................................................S-29
THE ADMINISTRATOR ..........................................................S-30
THE DISTRIBUTOR ............................................................S-31
PAYMENTS TO FINANCIAL INTERMEDIARIES .......................................S-31
TRANSFER AGENT .............................................................S-31
CUSTODIAN ..................................................................S-31
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM ..............................S-31
LEGAL COUNSEL ..............................................................S-32
TRUSTEES AND OFFICERS OF THE TRUST .........................................S-32
PURCHASING AND REDEEMING SHARES ............................................S-37
DETERMINATION OF NET ASSET VALUE ...........................................S-37
TAXES ......................................................................S-38
BROKERAGE ALLOCATION AND OTHER PRACTICES ...................................S-41
DISCLOSURE OF PORTFOLIO HOLDINGS ...........................................S-44
DESCRIPTION OF SHARES ......................................................S-45
SHAREHOLDER LIABILITY ......................................................S-45
LIMITATION OF TRUSTEES' LIABILITY ..........................................S-45
PROXY VOTING ...............................................................S-45
CODES OF ETHICS ............................................................S-46
5% AND 25% SHAREHOLDERS ....................................................S-46
APPENDIX A - RATINGS ........................................................A-1
Appendix B - PROXY VOTING POLICIES AND PROCEDURES ...........................B-1

March 1, 2008

THE TRUST

GENERAL. The Fund is a separate series of the Trust, an open-end investment management company established under Massachusetts law as a Massachusetts business trust under a Declaration of Trust dated July 18, 1991, as amended February 18, 1997. The Declaration of Trust permits the Trust to offer separate series ("funds") of shares of beneficial interest ("shares"). The Trust reserves the right to create and issue shares of additional funds. Each fund is a separate mutual fund, and each share of each fund represents an equal proportionate interest in that fund. All consideration received by the Trust for shares of any fund and all assets of such fund belong solely to that fund and would be subject to liabilities related thereto. Generally, each fund pays its
(i) operating expenses, including fees of its service providers, expenses of preparing prospectuses, proxy solicitation material and reports to shareholders, costs of custodial services and registering its shares under federal and state securities laws, pricing and insurance expenses, brokerage costs, interest charges, taxes and organization expenses; and (ii) pro rata share of the Trust's other expenses, including audit and legal expenses. Expenses not attributable to a specific fund are allocated across all of the funds on the basis of relative net assets.

HISTORY OF THE FUND. The FMA Small Company Portfolio is the successor to the UAM Funds, Inc. FMA Small Company Portfolio (the "Predecessor Fund"). The Predecessor Fund was managed by Fiduciary Management Associates, Inc. ("Old FMA" or the "Predecessor Adviser") using the same investment objective, strategies, policies and restrictions as those used by the Fund. The Predecessor Fund's date of inception was July 31, 1991. The Predecessor Fund dissolved and reorganized into the FMA Small Company Portfolio on June 24, 2002. Substantially all of the assets of the Predecessor Fund were transferred to its successor in connection with the Fund's commencement of operations on June 24, 2002. In December 2002, senior management of Old FMA formed Fiduciary Management Associates, LLC (the "Adviser"), to acquire Old FMA and continue its business. There were no changes in the investment management services or operations of the firm and the professionals responsible for investment decisions remain unchanged. Fee arrangements for the Fund did not change as a result of this transaction.

DESCRIPTION OF MULTIPLE CLASSES OF SHARES. The Trust is authorized to offer shares of the Fund in the following classes: Investor Shares and Institutional Shares . The different classes provide for variations in certain shareholder servicing expenses and in the minimum initial investment requirements. Minimum investment requirements and investor eligibility are described in the prospectus. The Fund is currently offered in the following classes of shares:

---------------------------- ------------------------- -------------------------
          FUND                    INVESTOR SHARES         INSTITUTIONAL SHARES
---------------------------- ------------------------- -------------------------
FMA Small Company Portfolio              X                         X
---------------------------- ------------------------- -------------------------

VOTING RIGHTS. Each shareholder of record is entitled to one vote for each dollar of net asset value of the shares held on the record date for the meeting. The Fund will vote separately on matters relating solely to it. As a Massachusetts business trust, the Trust is not required, and does not intend, to hold annual meetings of shareholders. Shareholder approval will be sought, however, for certain changes in the operation of the Trust and for the election of Trustees under certain circumstances. Under the Declaration of Trust, the Trustees have the power to liquidate the Fund without shareholder approval. While the Trustees have no present intention of exercising this power, they may do so if the Fund fails to reach a viable size within a reasonable amount of time or for some other extraordinary reason.

In addition, a Trustee may be removed by the remaining Trustees or by shareholders at a special meeting called upon written request of shareholders owning at least 10% of the outstanding shares of the Trust. In the event that such a meeting is requested, the Trust will provide appropriate assistance and information to the shareholders requesting the meeting.

DESCRIPTION OF PERMITTED INVESTMENTS

WHAT INVESTMENT STRATEGIES MAY THE FUND USE?

The Fund's investment objectives and principal investment strategies are described in the prospectus. The following information supplements, and should be read in conjunction with, the prospectus. The Fund will only invest in any of the following instruments or engage in any of the following investment practices if such investment or activity is consistent with the Fund's investment objective and as permitted by its stated policies. The following are permitted investments of the Fund.

DEBT SECURITIES

Corporations and governments use debt securities to borrow money from investors. Most debt securities promise a variable or fixed rate of return and repayment of the amount borrowed at maturity. Some debt securities, such as zero-coupon bonds, do not pay current interest and are purchased at a discount from their face value.

TYPES OF DEBT SECURITIES:

U.S. GOVERNMENT SECURITIES - U.S. government securities are securities issued by the U.S. Treasury (treasury securities) and securities issued by a federal agency or a government-sponsored entity (agency securities). Treasury securities include treasury bills, which have initial maturities of less than one year, and treasury notes, which have initial maturities of one to ten years, and treasury bonds, which have initial maturities of at least ten years, and certain types of mortgage-backed securities that are described under "Mortgage-Backed Securities" and "Other Asset-Backed Securities." This SAI discusses mortgage-backed treasury and agency securities in detail in "Mortgage-Backed Securities" and "Other Asset-Backed Securities."

The full faith and credit of the U.S. government supports treasury securities. Unlike treasury securities, the full faith and credit of the U.S. government generally does not back agency securities. Agency securities are typically supported in one of three ways:

o    By the right of the issuer to borrow from the U.S. Treasury;

o By the discretionary authority of the U.S. government to buy the obligations of the agency; or

o    By the credit of the sponsoring agency.

While U.S. government securities are guaranteed as to principal and interest, their market value is not guaranteed. U.S. government securities are subject to the same interest rate and credit risks as other fixed income securities. However, since U.S. government securities are of the highest quality, the credit risk is minimal. The U.S. government does not guarantee the net asset value of the assets of the Fund.

CORPORATE BONDS - Corporations issue bonds and notes to raise money for working capital or for capital expenditures such as plant construction, equipment purchases and expansion. In return for the money loaned to the corporation by investors, the corporation promises to pay investors interest, and repay the principal amount of the bond or note.

MORTGAGE-BACKED SECURITIES - Mortgage-backed securities are interests in pools of mortgage loans that various governmental, government-related and private organizations assemble as securities for sale to investors. Unlike most debt securities, which pay interest periodically and repay principal at maturity or on specified call dates, mortgage-backed securities make monthly payments that consist of both interest and principal payments. In effect, these payments are a "pass-through" of the monthly payments made by the individual borrowers on their mortgage loans, net of any fees paid to the issuer or guarantor of such securities. Since homeowners usually have the option of paying either part or all of the loan balance before maturity, the effective maturity of a mortgage-backed security is often shorter than is stated.

Governmental entities, private insurers and the mortgage poolers may insure or guarantee the timely payment of interest and principal of these pools through various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance and letters of credit. The Adviser will consider such insurance and guarantees and the creditworthiness of the issuers thereof in determining whether a mortgage-related security meets its investment quality standards. It is possible that the private insurers or guarantors will not meet their obligations under the insurance policies or guarantee arrangements.

Although the market for such securities is becoming increasingly liquid, securities issued by certain private organizations may not be readily marketable.

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION ("GNMA") - GNMA is the principal governmental guarantor of mortgage-related securities. GNMA is a wholly-owned corporation of the U.S. government and it falls within the Department of Housing and Urban Development. Securities issued by GNMA are considered the equivalent of treasury securities and are backed by the full faith and credit of the U.S. government. GNMA guarantees the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of FHA-insured or VA-guaranteed mortgages. GNMA does not guarantee the market value or yield of mortgage-backed securities or the value of the Fund's shares. To buy GNMA securities, the Fund may have to pay a premium over the maturity value of the underlying mortgages, which the Fund may lose if prepayment occurs.

FEDERAL NATIONAL MORTGAGE ASSOCIATION ("FNMA") - FNMA is a government-sponsored corporation owned entirely by private stockholders. FNMA is regulated by the Secretary of Housing and Urban Development. FNMA purchases conventional mortgages from a list of approved sellers and service providers, including state and federally-chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Securities issued by FNMA are agency securities, which means FNMA, but not the U.S. government, guarantees their timely payment of principal and interest.

FREDDIE MAC - Freddie Mac is a stockholder owned corporation chartered by Congress in 1970 to increase the supply of funds that mortgage lenders, such as commercial banks, mortgage bankers, savings institutions and credit unions, can make available to homebuyers and multifamily investors. Freddie Mac issues Participation Certificates ("PCs") which represent interests in conventional mortgages. Freddie Mac guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. government.

COMMERCIAL BANKS, SAVINGS AND LOAN INSTITUTIONS, PRIVATE MORTGAGE INSURANCE COMPANIES, MORTGAGE BANKERS AND OTHER SECONDARY MARKET ISSUERS - Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers also create pass-through pools of conventional mortgage loans. In addition to guaranteeing the mortgage-related security, such issuers may service and/or have originated the underlying mortgage loans. Pools created by these issuers generally offer a higher rate of interest than pools created by GNMA, FNMA & Freddie Mac because they are not guaranteed by a government agency.

RISKS OF MORTGAGE-BACKED SECURITIES - Yield characteristics of mortgage-backed securities differ from those of traditional debt securities in a variety of ways. For example, payments of interest and principal are more frequent (usually monthly) and their interest rates are sometimes adjustable. In addition, a variety of economic, geographic, social and other factors, such as the sale of the underlying property, refinancing or foreclosure, can cause investors to repay the loans underlying a mortgage-backed security sooner than expected. When prepayment occurs, the Fund may have to reinvest its principal at a rate of interest that is lower than the rate on existing mortgage-backed securities.

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OTHER ASSET-BACKED SECURITIES - These securities are interests in pools of a broad range of assets other than mortgages, such as automobile loans, computer leases and credit card receivables. Like mortgage-backed securities, these securities are pass-through. In general, the collateral supporting these securities is of shorter maturity than mortgage loans and is less likely to experience substantial prepayments with interest rate fluctuations.

Asset-backed securities present certain risks that are not presented by mortgage-backed securities. Primarily, these securities may not have the benefit of any security interest in the related assets, which raises the possibility that recoveries on repossessed collateral may not be available to support payments on these securities. For example, credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which allow debtors to reduce their balances by offsetting certain amounts owed on the credit cards. Most issuers of asset-backed securities backed by automobile receivables permit the servicers of such receivables to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the related asset-backed securities. Due to the quantity of vehicles involved and requirements under state laws, asset-backed securities backed by automobile receivables may not have a proper security interest in all of the obligations backing such receivables.

To lessen the effect of failures by obligors on underlying assets to make payments, the entity administering the pool of assets may agree to ensure the receipt of payments on the underlying pool occurs in a timely fashion ("liquidity protection"). In addition, asset-backed securities may obtain insurance, such as guarantees, policies or letters of credit obtained by the issuer or sponsor from third parties, for some or all of the assets in the pool ("credit support"). Delinquency or loss more than that anticipated or failure of the credit support could adversely affect the return on an investment in such a security.

The Fund may also invest in residual interests in asset-backed securities, which consist of the excess cash flow remaining after making required payments on the securities and paying related administrative expenses. The amount of residual cash flow resulting from a particular issue of asset-backed securities depends in part on the characteristics of the underlying assets, the coupon rates on the securities, prevailing interest rates, the amount of administrative expenses and the actual prepayment experience on the underlying assets.

COLLATERALIZED MORTGAGE OBLIGATIONS ("CMOS") - CMOs are hybrids between mortgage-backed bonds and mortgage pass-through securities. Similar to a bond, CMOs usually pay interest monthly and have a more focused range of principal payment dates than pass-through securities. While whole mortgage loans may collateralize CMOs, mortgage-backed securities guaranteed by GNMA, Freddie Mac, or FNMA and their income streams more typically collateralize them.

A Real Estate Mortgage Investment Conduit ("REMIC") is a CMO that qualifies for special tax treatment under the Internal Revenue Code of 1986, as amended (the "Code") and invests in certain mortgages primarily secured by interests in real property and other permitted investments.

CMOs are structured into multiple classes, each bearing a different stated maturity. Each class of CMO or REMIC certificate, often referred to as a "tranche," is issued at a specific interest rate and must be fully retired by its final distribution date. Generally, all classes of CMOs or REMIC certificates pay or accrue interest monthly. Investing in the lowest tranche of CMOs and REMIC certificates involves risks similar to those associated with investing in equity securities.

SHORT-TERM INVESTMENTS - To earn a return on uninvested assets, meet anticipated redemptions, or for temporary defensive purposes, the Fund may invest a portion of its assets in the short-term securities listed below, U.S. government securities and investment-grade corporate debt securities. Unless otherwise specified, a short-term debt security has a maturity of one year or less.

BANK OBLIGATIONS - The Fund will only invest in a security issued by a commercial bank if the bank:

o Has total assets of at least $1 billion, or the equivalent in other currencies;

o    Is a U.S. bank and a member of the Federal Deposit Insurance Corporation;
     and

o Is a foreign branch of a U.S. bank and the Adviser believes the security is of an investment quality comparable with other debt securities that the Fund may purchase.

TIME DEPOSITS - Time deposits are non-negotiable deposits, such as savings accounts or certificates of deposit, held by a financial institution for a fixed term with the understanding that the depositor can withdraw its money only by giving notice to the institution. However, there may be early withdrawal penalties depending upon market conditions and the remaining maturity of the obligation. The Fund may only purchase time deposits maturing from two business days through seven calendar days.

CERTIFICATES OF DEPOSIT - Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank or savings and loan association for a definite period of time and earning a specified return.

BANKERS' ACCEPTANCE - A bankers' acceptance is a time draft drawn on a commercial bank by a borrower, usually in connection with an international commercial transaction (to finance the import, export, transfer or storage of goods).

COMMERCIAL PAPER - Commercial paper is a short-term obligation with a maturity ranging from 1 to 270 days issued by banks, corporations and other borrowers. Such investments are unsecured and usually discounted. The Fund may invest in commercial paper rated A-1 or A-2 by Standard and Poor's Ratings Services ("S&P") or Prime-1 or Prime-2 by Moody's Investors Service ("Moody's"), or, if not rated, issued by a corporation having an outstanding unsecured debt issue rated A or better by Moody's or by S&P. See "Appendix A - Ratings" for a description of commercial paper ratings.

STRIPPED MORTGAGE-BACKED SECURITIES - Stripped mortgage-backed securities are derivative multiple-class mortgage-backed securities. Stripped mortgage-backed securities usually have two classes that receive different proportions of interest and principal distributions on a pool of mortgage assets. Typically, one class will receive some of the interest and most of the principal, while the other class will receive most of the interest and the remaining principal. In extreme cases, one class will receive all of the interest ("interest only" or "IO" class) while the other class will receive the entire principal ("principal only" or "PO" class). The cash flow and yields on IOs and POs are extremely sensitive to the rate of principal payments (including prepayments) on the underlying mortgage loans or mortgage-backed securities. A rapid rate of principal payments may adversely affect the yield to maturity of IOs and could cause the total loss of investment. Slower than anticipated prepayments of principal may adversely affect the yield to maturity of a PO. The yields and market risk of interest only and principal only stripped mortgage-backed securities, respectively, may be more volatile than those of other fixed income securities, including traditional mortgage-backed securities.

YANKEE BONDS - Yankee bonds are dollar-denominated bonds issued inside the U.S. by foreign entities. Investment in these securities involve certain risks which are not typically associated with investing in domestic securities.

See "Foreign Securities."

ZERO COUPON BONDS - These securities make no periodic payments of interest, but instead are sold at a discount from their face value. When held to maturity, their entire income, which consists of accretion of discount, comes from the difference between the issue price and their value at maturity. The amount of the discount rate varies depending on factors including the time remaining until maturity, prevailing interest rates, the security's liquidity and the issuer's credit quality. The market value of zero coupon securities may exhibit greater price volatility than ordinary debt securities because a stripped security will have a longer duration than an ordinary debt security with the same maturity. The Fund's investments in pay-in-kind, delayed and zero coupon bonds may require it to sell certain of its portfolio securities to generate sufficient cash to satisfy certain income distribution requirements.

These securities may include treasury securities that have had their interest payments ("coupons") separated from the underlying principal ("corpus") by their holder, typically a custodian bank or investment brokerage firm. Once the holder of the security has stripped or separated corpus and coupons, it may sell each component separately. The principal or corpus is then sold at a deep discount because the buyer receives only the right to receive a future fixed payment on the security and does not receive any rights to periodic interest (cash) payments. Typically, the coupons are sold separately or grouped with other coupons with like maturity dates and sold bundled in such form. The underlying treasury security is held in book-entry form at the Federal Reserve Bank or, in the case of bearer securities (I.E., unregistered securities which are owned ostensibly by the bearer or holder thereof), in trust on behalf of the owners thereof. Purchasers of stripped obligations acquire, in effect, discount obligations that are economically identical to the zero coupon securities that the U.S. Treasury sells itself.

The U.S. Treasury has facilitated transfers of ownership of zero coupon securities by accounting separately for the beneficial ownership of particular interest coupon and corpus payments on Treasury securities through the Federal Reserve book-entry record keeping system. Under a Federal Reserve program known as "STRIPS" or "Separate Trading of Registered Interest and Principal of Securities," the Fund may record its beneficial ownership of the coupon or corpus directly in the book-entry record-keeping system.

TERMS TO UNDERSTAND:

MATURITY - Every debt security has a stated maturity date when the issuer must repay the amount it borrowed (principal) from investors. Some debt securities, however, are callable, meaning the issuer can repay the principal earlier, on or after specified dates (call dates). Debt securities are most likely to be called when interest rates are falling because the issuer can refinance at a lower rate, similar to a homeowner refinancing a mortgage. The effective maturity of a debt security is usually its nearest call date.

Mutual funds that invest in debt securities have no real maturity. Instead, they calculate their weighted average maturity. This number is an average of the effective or anticipated maturity of each debt security held by the mutual fund, with the maturity of each security weighted by the percentage of the assets of the mutual fund it represents.

DURATION - Duration is a calculation that seeks to measure the price sensitivity of a debt security, or of a mutual fund that invests in debt securities, to changes in interest rates. It measures sensitivity more accurately than maturity because it takes into account the time value of cash flows generated over the life of a debt security. Future interest payments and principal payments are discounted to reflect their present value and then are multiplied by the number of years they will be received to produce a value expressed in years -- the duration. Effective duration takes into account call features and sinking fund prepayments that may shorten the life of a debt security.

An effective duration of four years, for example, would suggest that for each 1% reduction in interest rates at all maturity levels, the price of a security is estimated to increase by 4%. An increase in rates by the same magnitude is estimated to reduce the price of the security by 4%. By knowing the yield and the effective duration of a debt security, one can estimate total return based on an expectation of how much interest rates, in general, will change. While serving as a good estimator of prospective returns, effective duration is an imperfect measure.

FACTORS AFFECTING THE VALUE OF DEBT SECURITIES - The total return of a debt instrument is composed of two elements: the percentage change in the security's price and interest income earned. The yield to maturity of a debt security estimates its total return only if the price of the debt security remains unchanged during the holding period and coupon interest is reinvested at the same yield to maturity. The total return of a debt instrument, therefore, will be determined not only by how much interest is earned, but also by how much the price of the security and interest rates change.

o    INTEREST RATES

The price of a debt security generally moves in the opposite direction from interest rates (I.E., if interest rates go up, the value of the bond will go down, and vice versa).

o    PREPAYMENT RISK

This risk effects mainly mortgage-backed securities. Unlike other debt securities, falling interest rates can reduce the value of mortgage-backed securities, which may cause your share price to fall. Lower rates may motivate people to pay off mortgage-backed and asset-backed securities earlier than expected. The Fund may then have to reinvest the proceeds from such prepayments at lower interest rates, which can reduce its yield. The unexpected timing of mortgage and asset-backed prepayments caused by the variations in interest rates may also shorten or lengthen the average maturity of the Fund. If left unattended, drifts in the average maturity of the Fund can have the unintended effect of increasing or reducing the effective duration of the Fund, which may adversely affect the expected performance of the Fund.

o    EXTENSION RISK

The other side of prepayment risk occurs when interest rates are rising. Rising interest rates can cause the Fund's average maturity to lengthen unexpectedly due to a drop in mortgage prepayments. This would increase the sensitivity of the Fund to rising rates and its potential for price declines. Extending the average life of a mortgage-backed security increases the risk of depreciation due to future increases in market interest rates. For these reasons, mortgage-backed securities may be less effective than other types of U.S. government securities as a means of "locking in" interest rates.

o    CREDIT RATING

Coupon interest is offered to investors of debt securities as compensation for assuming risk, although short-term Treasury securities, such as three-month treasury bills, are considered "risk free." Corporate securities offer higher yields than Treasury securities because their payment of interest and complete repayment of principal is less certain. The credit rating or financial condition of an issuer may affect the value of a debt security. Generally, the lower the quality rating of a security, the greater the risks that the issuer will fail to pay interest and return principal. To compensate investors for taking on increased risk, issuers with lower credit ratings usually offer their investors a higher "risk premium" in the form of higher interest rates above comparable Treasury securities.

Changes in investor confidence regarding the certainty of interest and principal payments of a corporate debt security will result in an adjustment to this "risk premium." If an issuer's outstanding debt carries a fixed coupon, adjustments to the risk premium must occur in the price, which affects the yield to maturity of the bond. If an issuer defaults or becomes unable to honor its financial obligations, the bond may lose some or all of its value.

A security rated within the four highest rating categories by a rating agency is called investment-grade because its issuer is more likely to pay interest and repay principal than an issuer of a lower rated bond. Adverse economic conditions or changing circumstances, however, may weaken the capacity of the issuer to pay interest and repay principal. If a security is not rated or is rated under a different system, the Adviser may determine that it is of investment-grade. The Adviser may retain securities that are downgraded, if it believes that keeping those securities is warranted.

Debt securities rated below investment-grade (junk bonds) are highly speculative securities that are usually issued by smaller, less credit worthy and/or highly leveraged (indebted) companies. A corporation may issue a junk bond because of a corporate restructuring or other similar event. Compared with investment-grade bonds, junk bonds carry a greater degree of risk and are less likely to make payments of interest and principal. Market developments and the financial and business condition of the corporation issuing these securities influences their price and liquidity more than changes in interest rates, when compared to investment-grade debt securities. Insufficient liquidity in the junk bond market may make it more difficult to dispose of junk bonds and may cause the Fund to experience sudden and substantial price declines. A lack of reliable, objective data or market quotations may make it more difficult to value junk bonds accurately.

Rating agencies are organizations that assign ratings to securities based primarily on the rating agency's assessment of the issuer's financial strength. The Fund currently use ratings compiled by Moody's, S&P, and Fitch. Credit ratings are only an agency's opinion, not an absolute standard of quality, and they do not reflect an evaluation of market risk. The section "Appendix A - Ratings" contains further information concerning the ratings of certain rating agencies and their significance.

The Adviser may use ratings produced by ratings agencies as guidelines to determine the rating of a security at the time the Fund buys it. A rating agency may change its credit ratings at any time. The Adviser monitors the rating of the security and will take appropriate actions if a rating agency reduces the security's rating. The Fund is not obligated to dispose of securities whose issuers subsequently are in default or which are downgraded. The Fund may invest in securities of any rating.

DERIVATIVES

Derivatives are financial instruments whose value is based on an underlying asset, such as a stock or a bond, or an underlying economic factor, such as an interest rate or a market benchmark. Unless otherwise stated in the Fund's prospectus, the Fund may use derivatives for risk management purposes, including to gain exposure to various markets in a cost efficient manner, to reduce transaction costs or to remain fully invested. The Fund may also invest in derivatives to protect it from broad fluctuations in market prices, interest rates or foreign currency exchange rates (a practice known as "hedging"). When hedging is successful, the Fund will have offset any depreciation in the value of its portfolio securities by the appreciation in the value of the derivative position. Although techniques other than the sale and purchase of derivatives could be used to control the exposure of the Fund to market fluctuations, the use of derivatives may be a more effective means of hedging this exposure.

Because many derivatives have a leverage or borrowing component, adverse changes in the value or level of the underlying asset, reference rate, or index can result in a loss substantially greater than the amount invested in the derivative itself. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. Accordingly, certain derivative transactions may be considered to constitute borrowing transactions for purposes of the Investment Company Act of 1940, as amended (the "1940 Act"). Such a derivative transaction will not be considered to constitute the issuance of a "senior security" by the Fund, and therefore such transaction will not be subject to the 300% asset coverage requirement otherwise applicable to borrowings by the Fund, if the Fund covers the transaction or segregates sufficient liquid assets in accordance with the requirements, and subject to certain risks.

TYPES OF DERIVATIVES:

FUTURES - A futures contract is an agreement between two parties whereby one party sells and the other party agrees to buy a specified amount of a financial instrument at an agreed upon price and time. The financial instrument underlying the contract may be a stock, stock index, bond, bond index, interest rate, foreign exchange rate or other similar instrument. Agreeing to buy the underlying financial information is called buying a futures contract or taking a long position in the contract. Likewise, agreeing to sell the underlying financial instrument is called selling a futures contract or taking a short position in the contract.

Futures contracts are traded in the United States on commodity exchanges or boards of trade -- known as "contract markets" -- approved for such trading and regulated by the Commodity Futures Trading Commission ("CFTC"). These contract markets standardize the terms, including the maturity date and underlying financial instrument, of all futures contracts.

Unlike other securities, the parties to a futures contract do not have to pay for or deliver the underlying financial instrument until some future date (the delivery date). Contract markets require both the purchaser and seller to deposit "initial margin" with a futures broker, known as a futures commission merchant or custodian bank, when they enter into the contract. Initial margin deposits are typically equal to a percentage of the contract's value. After they open a futures contract, the parties to the transaction must compare the purchase price of the contract to its daily market value. If the value of the futures contract changes in such a way that a party's position declines, that party must make additional "variation margin" payments so that the margin payment is adequate. On the other hand, the value of the contract may change in such a way that there is excess margin on deposit, possibly entitling the party that has a gain to receive all or a portion of this amount. This process is known as "marking to the market."

Although the actual terms of a futures contract calls for the actual delivery of and payment for the underlying security, in many cases the parties may close the contract early by taking an opposite position in an identical contract. If the sale price upon closing out the contract is less than the original purchase price, the person closing out the contract will realize a loss. If the sale price upon closing out the contract is more than the original purchase price, the person closing out the contract will realize a gain. If the purchase price upon closing out the contract is more than the original sale price, the person closing out the contract will realize a loss. If the purchase price upon closing out the contract is less than the original sale price, the person closing out the contract will realize a gain.

The Fund may incur commission expenses when it opens or closes a futures position.

OPTIONS - An option is a contract between two parties for the purchase and sale of a financial instrument for a specified price (known as the "strike price" or "exercise price") at any time during the option period. Unlike a futures contract, an option grants a right (not an obligation) to buy or sell a financial instrument. Generally, a seller of an option can grant a buyer two kinds of rights: a "call" (the right to buy the security) or a "put" (the right to sell the security). Options have various types of underlying instruments, including specific securities, indices of securities prices, foreign currencies, interest rates and futures contracts. Options may be traded on an exchange (exchange-traded-options) or may be customized agreements between the parties (over-the-counter or "OTC options"). Like futures, a financial intermediary, known as a clearing corporation, financially backs exchange-traded options. However, OTC options have no such intermediary and are subject to the risk that the counter-party will not fulfill its obligations under the contract.

o    PURCHASING PUT AND CALL OPTIONS

When the Fund purchases a put option, it buys the right to sell the instrument underlying the option at a fixed strike price. In return for this right, the Fund pays the current market price for the option (known as the "option premium"). The Fund may purchase put options to offset or hedge against a decline in the market value of its securities ("protective puts") or to benefit from a decline in the price of securities that it does not own. The Fund would ordinarily realize a gain if, during the option period, the value of the underlying securities decreased below the exercise price sufficiently to cover the premium and transaction costs. However, if the price of the underlying instrument does not fall enough to offset the cost of purchasing the option, a put buyer would lose the premium and related transaction costs.

Call options are similar to put options, except that the Fund obtains the right to purchase, rather than sell, the underlying instrument at the option's strike price. The Fund would normally purchase call options in anticipation of an increase in the market value of securities it owns or wants to buy. The Fund would ordinarily realize a gain if, during the option period, the value of the underlying instrument exceeded the exercise price plus the premium paid and related transaction costs. Otherwise, the Fund would realize either no gain or a loss on the purchase of the call option.

The purchaser of an option may terminate its position by:

     o    Allowing it to expire and losing its entire premium;

     o Exercising the option and either selling (in the case of a put option) or buying (in the case of a call option) the underlying instrument at the strike price; or

     o    Closing it out in the secondary market at its current price.

o    SELLING (WRITING) PUT AND CALL OPTIONS

When the Fund writes a call option it assumes an obligation to sell specified securities to the holder of the option at a specified price if the option is exercised at any time before the expiration date. Similarly, when the Fund writes a put option it assumes an obligation to purchase specified securities from the option holder at a specified price if the option is exercised at any time before the expiration date. The Fund may terminate its position in an exchange-traded put option before exercise by buying an option identical to the one it has written. Similarly, it may cancel an over-the-counter option by entering into an offsetting transaction with the counter-party to the option.

The Fund could try to hedge against an increase in the value of securities it would like to acquire by writing a put option on those securities. If security prices rise, the Fund would expect the put option to expire and the premium it received to offset the increase in the security's value. If security prices remain the same over time, the Fund would hope to profit by closing out the put option at a lower price. If security prices fall, the Fund may lose an amount of money equal to the difference between the value of the security and the premium it received. Writing covered put options may deprive the Fund of the opportunity to profit from a decrease in the market price of the securities it would like to acquire.

The characteristics of writing call options are similar to those of writing put options, except that call writers expect to profit if prices remain the same or fall. The Fund could try to hedge against a decline in the value of securities it already owns by writing a call option. If the price of that security falls as expected, the Fund would expect the option to expire and the premium it received to offset the decline of the security's value. However, the Fund must be prepared to deliver the underlying instrument in return for the strike price, which may deprive it of the opportunity to profit from an increase in the market price of the securities it holds.

The Fund is permitted only to write covered options. At the time of selling the call option, the Fund may cover the option by owning, among other things:

     o The underlying security (or securities convertible into the underlying security without additional consideration), index, interest rate, foreign currency or futures contract;

     o A call option on the same security or index with the same or lesser exercise price;

     o A call option on the same security or index with a greater exercise price and segregating cash or liquid securities in an amount equal to the difference between the exercise prices;

     o Cash or liquid securities equal to at least the market value of the optioned securities, interest rate, foreign currency or futures contract; or

     o In the case of an index, the portfolio of securities that corresponds to the index.

At the time of selling a put option, the Fund may cover the put option by, among other things:

     o    Entering into a short position in the underlying security;

     o Purchasing a put option on the same security, index, interest rate, foreign currency or futures contract with the same or greater exercise price;

     o Purchasing a put option on the same security, index, interest rate, foreign currency or futures contract with a lesser exercise price and segregating cash or liquid securities in an amount equal to the difference between the exercise prices; or

     o    Maintaining the entire exercise price in liquid securities.

o    OPTIONS ON SECURITIES INDICES

Options on securities indices are similar to options on securities, except that the exercise of securities index options requires cash settlement payments and does not involve the actual purchase or sale of securities. In addition, securities index options are designed to reflect price fluctuations in a group of securities or segment of the securities market rather than price fluctuations in a single security.

o    OPTIONS ON FUTURES

An option on a futures contract provides the holder with the right to buy a futures contract (in the case of a call option) or sell a futures contract (in the case of a put option) at a fixed time and price. Upon exercise of the option by the holder, the contract market clearing house establishes a corresponding short position for the writer of the option (in the case of a call option) or a corresponding long position (in the case of a put option). If the option is exercised, the parties will be subject to the futures contracts. In addition, the writer of an option on a futures contract is subject to initial and variation margin requirements on the option position. Options on futures contracts are traded on the same contract market as the underlying futures contract.

The buyer or seller of an option on a futures contract may terminate the option early by purchasing or selling an option of the same series (I.E., the same exercise price and expiration date) as the option previously purchased or sold. The difference between the premiums paid and received represents the trader's profit or loss on the transaction.

The Fund may purchase put and call options on futures contracts instead of selling or buying futures contracts. The Fund may buy a put option on a futures contract for the same reasons it would sell a futures contract. It also may purchase such put options in order to hedge a long position in the underlying futures contract. The Fund may buy call options on futures contracts for the same purpose as the actual purchase of the futures contracts, such as in anticipation of favorable market conditions.

The Fund may write a call option on a futures contract to hedge against a decline in the prices of the instrument underlying the futures contracts. If the price of the futures contract at expiration were below the exercise price, the Fund would retain the option premium, which would offset, in part, any decline in the value of its portfolio securities.

The writing of a put option on a futures contract is similar to the purchase of the futures contracts, except that, if the market price declines, the Fund would pay more than the market price for the underlying instrument. The premium received on the sale of the put option, less any transaction costs, would reduce the net cost to the Fund.

o    COMBINED POSITIONS

The Fund may purchase and write options in combination with each other, or in combination with futures or forward contracts, to adjust the risk and return characteristics of the overall position. For example, the Fund could construct a combined position whose risk and return characteristics are similar to selling a futures contract by purchasing a put option and writing a call option on the same underlying instrument. Alternatively, the Fund could write a call option at one strike price and buy a call option at a lower price to reduce the risk of the written call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

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o    FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

A forward foreign currency contract involves an obligation to purchase or sell a specific amount of currency at a future date or date range at a specific price. In the case of a cancelable forward contract, the holder has the unilateral right to cancel the contract at maturity by paying a specified fee. Forward foreign currency exchange contracts differ from foreign currency futures contracts in certain respects. Unlike futures contracts, forward contracts:

     o Do not have standard maturity dates or amounts (I.E., the parties to the contract may fix the maturity date and the amount);

     o Are traded in the inter-bank markets conducted directly between currency traders (usually large commercial banks) and their customers, as opposed to futures contracts which are traded only on exchanges regulated by the CFTC;

     o    Do not require an initial margin deposit; and

     o May be closed by entering into a closing transaction with the currency trader who is a party to the original forward contract, as opposed to a commodities exchange.

FOREIGN CURRENCY HEDGING STRATEGIES - A "settlement hedge" or "transaction hedge" is designed to protect the Fund against an adverse change in foreign currency values between the date a security is purchased or sold and the date on which payment is made or received. Entering into a forward contract for the purchase or sale of the amount of foreign currency involved in an underlying security transaction for a fixed amount of U.S. dollars "locks in" the U.S. dollar price of the security. The Fund may also use forward contracts to purchase or sell a foreign currency when it anticipates purchasing or selling securities denominated in foreign currency, even if it has not yet selected the specific investments.

The Fund may use forward contracts to hedge against a decline in the value of existing investments denominated in foreign currency. Such a hedge, sometimes referred to as a "position hedge," would tend to offset both positive and negative currency fluctuations, but would not offset changes in security values caused by other factors. The Fund could also hedge the position by selling another currency expected to perform similarly to the currency in which the Fund's investment is denominated. This type of hedge, sometimes referred to as a "proxy hedge," could offer advantages in terms of cost, yield, or efficiency, but generally would not hedge currency exposure as effectively as a direct hedge into U.S. dollars. Proxy hedges may result in losses if the currency used to hedge does not perform similarly to the currency in which the hedged securities are denominated.

Transaction and position hedging do not eliminate fluctuations in the underlying prices of the securities that the Fund owns or intends to purchase or sell. They simply establish a rate of exchange that one can achieve at some future point in time. Additionally, these techniques tend to minimize the risk of loss due to a decline in the value of the hedged currency and to limit any potential gain that might result from the increase in value of such currency.

The Fund may enter into forward contracts to shift its investment exposure from one currency into another. Such transactions may call for the delivery of one foreign currency in exchange for another foreign currency, including currencies in which its securities are not then denominated. This may include shifting exposure from U.S. dollars to a foreign currency, or from one foreign currency to another foreign currency. This type of strategy, sometimes known as a "cross-hedge," will tend to reduce or eliminate exposure to the currency that is sold, and increase exposure to the currency that is purchased. Cross-hedges may protect against losses resulting from a decline in the hedged currency, but will cause the Fund to assume the risk of fluctuations in the value of the currency it purchases. Cross-hedging transactions also involve the risk of imperfect correlation between changes in the values of the currencies involved.

It is difficult to forecast with precision the market value of portfolio securities at the expiration or maturity of a forward or futures contract. Accordingly, the Fund may have to purchase additional foreign currency on the spot market if the market value of a security it is hedging is less than the amount of foreign currency it is obligated to deliver. Conversely, the Fund may have to sell on the spot market some of the foreign currency it received upon the sale of a security if the market value of such security exceeds the amount of foreign currency it is obligated to deliver.

SWAP AGREEMENTS - A swap is a financial instrument that typically involves the exchange of cash flows between two parties on specified dates (settlement dates), where the cash flows are based on agreed-upon prices, rates, indices, etc. The nominal amount on which the cash flows are calculated is called the notional amount. Swaps are individually negotiated and structured to include exposure to a variety of different types of investments or market factors, such as interest rates, foreign currency rates, mortgage securities, corporate borrowing rates, security prices or inflation rates.

Swap agreements may increase or decrease the overall volatility of the investments of the Fund and its share price. The performance of swap agreements may be affected by a change in the specific interest rate, currency, or other factors that determine the amounts of payments due to and from the Fund. If a swap agreement calls for payments by the Fund, the Fund must be prepared to make such payments when due. In addition, if the counter-party's creditworthiness declined, the value of a swap agreement would be likely to decline, potentially resulting in losses.

Generally, swap agreements have a fixed maturity date that will be agreed upon by the parties. The agreement can be terminated before the maturity date only under limited circumstances, such as default by one of the parties or insolvency, among others, and can be transferred by a party only with the prior written consent of the other party. The Fund may be able to eliminate its exposure under a swap agreement either by assignment or by other disposition, or by entering into an offsetting swap agreement with the same party or a similarly creditworthy party. If the counter-party is unable to meet its obligations under the contract, declares bankruptcy, defaults or becomes insolvent, the Fund may not be able to recover the money it expected to receive under the contract.

A swap agreement can be a form of leverage, which can magnify the Fund's gains or losses. In order to reduce the risk associated with leveraging, the Fund may cover its current obligations under swap agreements according to guidelines established by the SEC. If the Fund enters into a swap agreement on a net basis, it will segregate assets with a daily value at least equal to the excess, if any, of the Fund's accrued obligations under the swap agreement over the accrued amount the Fund is entitled to receive under the agreement. If the Fund enters into a swap agreement on other than a net basis, it will segregate assets with a value equal to the full amount of the Fund's accrued obligations under the agreement.

o    EQUITY SWAPS

In a typical equity swap, one party agrees to pay another party the return on a stock, stock index or basket of stocks in return for a specified interest rate. By entering into an equity index swap, for example, the index receiver can gain exposure to stocks making up the index of securities without actually purchasing those stocks. Equity index swaps involve not only the risk associated with investment in the securities represented in the index, but also the risk that the performance of such securities, including dividends, will not exceed the return on the interest rate that the Fund will be committed to pay.

o    INTEREST RATE SWAPS

Interest rate swaps are financial instruments that involve the exchange of one type of interest rate for another type of interest rate cash flow on specified dates in the future. Some of the different types of interest rate swaps are "fixed-for floating rate swaps," "termed basis swaps" and "index amortizing swaps." Fixed-for floating rate swaps involve the exchange of fixed interest rate cash flows for floating rate cash flows. Termed basis swaps entail cash flows to both parties based on floating interest rates, where the interest rate indices are different. Index amortizing swaps are typically fixed-for floating swaps where the notional amount changes if certain conditions are met.

Like a traditional investment in a debt security, the Fund could lose money by investing in an interest rate swap if interest rates change adversely. For example, if the Fund enters into a swap where it agrees to exchange a floating rate of interest for a fixed rate of interest, the Fund may have to pay more money than it receives. Similarly, if the Fund enters into a swap where it agrees to exchange a fixed rate of interest for a floating rate of interest, the Fund may receive less money than it has agreed to pay.

o    CURRENCY SWAPS

A currency swap is an agreement between two parties in which one party agrees to make interest rate payments in one currency and the other promises to make interest rate payments in another currency. The Fund may enter into a currency swap when it has one currency and desires a different currency. Typically the interest rates that determine the currency swap payments are fixed, although occasionally one or both parties may pay a floating rate of interest. Unlike an interest rate swap, however, the principal amounts are exchanged at the beginning of the contract and returned at the end of the contract. Changes in foreign exchange rates and changes in interest rates, as described above may negatively affect currency swaps.

CAPS, COLLARS AND FLOORS - Caps and floors have an effect similar to buying or writing options. In a typical cap or floor agreement, one party agrees to make payments only under specified circumstances, usually in return for payment of a fee by the other party. For example, the buyer of an interest rate cap obtains the right to receive payments to the extent that a specified interest rate exceeds an agreed-upon level. The seller of an interest rate floor is obligated to make payments to the extent that a specified interest rate falls below an agreed-upon level. An interest rate collar combines elements of buying a cap and selling a floor.

RISKS OF DERIVATIVES:

While transactions in derivatives may reduce certain risks, these transactions themselves entail certain other risks. For example, unanticipated changes in interest rates, securities prices or currency exchange rates may result in a poorer overall performance of the Fund than if it had not entered into any derivatives transactions. Derivatives may magnify the Fund's gains or losses, causing it to make or lose substantially more than it invested.

When used for hedging purposes, increases in the value of the securities the Fund holds or intends to acquire should offset any losses incurred with a derivative. Purchasing derivatives for purposes other than hedging could expose the Fund to greater risks.

CORRELATION OF PRICES - The Fund's ability to hedge its securities through derivatives depends on the degree to which price movements in the underlying index or instrument correlate with price movements in the relevant securities. In the case of poor correlation, the price of the securities the Fund is hedging may not move in the same amount, or even in the same direction as the hedging instrument. The Adviser will try to minimize this risk by investing only in those contracts whose behavior it expects to resemble with the portfolio securities it is trying to hedge. However, if the Fund's prediction of interest and currency rates, market value, volatility or other economic factors is incorrect, the Fund may lose money, or may not make as much money as it expected.

Derivative prices can diverge from the prices of their underlying instruments, even if the characteristics of the underlying instruments are very similar to the derivative. Listed below are some of the factors that may cause such a divergence:

     o current and anticipated short-term interest rates, changes in volatility of the underlying instrument, and the time remaining until expiration of the contract;

     o a difference between the derivatives and securities markets, including different levels of demand, how the instruments are traded, the imposition of daily price fluctuation limits or trading of an instrument stops; and

     o differences between the derivatives, such as different margin requirements, different liquidity of such markets and the participation of speculators in such markets.

Derivatives based upon a narrower index of securities, such as those of a particular industry group, may present greater risk than derivatives based on a broad market index. Since narrower indices are made up of a smaller number of securities, they are more susceptible to rapid and extreme price fluctuations because of changes in the value of those securities.

While currency futures and options values are expected to correlate with exchange rates, they may not reflect other factors that affect the value of the investments of the Fund. A currency hedge, for example, should protect a yen-denominated security from a decline in the yen, but will not protect the Fund against a price decline resulting from deterioration in the issuer's creditworthiness. Because the value of the Fund's foreign-denominated investments changes in response to many factors other than exchange rates, it may not be possible to match the amount of currency options and futures to the value of the Fund's investments precisely over time.

LACK OF LIQUIDITY - Before a futures contract or option is exercised or expires, the Fund can terminate it only by entering into a closing purchase or sale transaction. Moreover, the Fund may close out a futures contract only on the exchange the contract was initially traded. Although the Fund intends to purchase options and futures only where there appears to be an active market, there is no guarantee that such a liquid market will exist. If there is no secondary market for the contract, or the market is illiquid, the Fund may not be able to close out its position. In an illiquid market, the Fund may:

     o have to sell securities to meet its daily margin requirements at a time when it is disadvantageous to do so;

     o    have to purchase or sell the instrument underlying the contract;

     o    not be able to hedge its investments; and

     o    not be able to realize profits or limit its losses.

Derivatives may become illiquid (I.E., difficult to sell at a desired time and price) under a variety of market conditions. For example:

     o an exchange may suspend or limit trading in a particular derivative instrument, an entire category of derivatives or all derivatives, which sometimes occurs because of increased market volatility;

     o unusual or unforeseen circumstances may interrupt normal operations of an exchange;

     o the facilities of the exchange may not be adequate to handle current trading volume;

     o equipment failures, government intervention, insolvency of a brokerage firm or clearing house or other occurrences may disrupt normal trading activity; or

     o investors may lose interest in a particular derivative or category of derivatives.


MANAGEMENT RISK - If the Adviser incorrectly predicts stock market and interest rate trends, the Fund may lose money by investing in derivatives. For example, if the Fund were to write a call option based on the Adviser's expectation that the price of the underlying security would fall, but the price were to rise instead, the Fund could be required to sell the security upon exercise at a price below the current market price. Similarly, if the Fund were to write a put option based on the Adviser's expectation that the price of the underlying security would rise, but the price were to fall instead, the Fund could be required to purchase the security upon exercise at a price higher than the current market price.

MARGIN - Because of the low margin deposits required upon the opening of a derivative position, such transactions involve an extremely high degree of leverage. Consequently, a relatively small price movement in a derivative may result in an immediate and substantial loss (as well as gain) to the Fund and it may lose more than it originally invested in the derivative.

If the price of a futures contract changes adversely, the Fund may have to sell securities at a time when it is disadvantageous to do so to meet its minimum daily margin requirement. The Fund may lose its margin deposits if a broker-dealer with whom it has an open futures contract or related option becomes insolvent or declares bankruptcy.

VOLATILITY AND LEVERAGE - The prices of derivatives are volatile (I.E., they may change rapidly, substantially and unpredictably) and are influenced by a variety of factors, including:

     o    actual and anticipated changes in interest rates;

     o    fiscal and monetary policies; and

     o    national and international political events.

Most exchanges limit the amount by which the price of a derivative can change during a single trading day. Daily trading limits establish the maximum amount that the price of a derivative may vary from the settlement price of that derivative at the end of trading on the previous day. Once the price of a derivative reaches this value, the Fund may not trade that derivative at a price beyond that limit. The daily limit governs only price movements during a given day and does not limit potential gains or losses. Derivative prices have occasionally moved to the daily limit for several consecutive trading days, preventing prompt liquidation of the derivative.

EQUITY SECURITIES

TYPES OF EQUITY SECURITIES:

COMMON STOCKS - Common stocks represent units of ownership in a company. Common stocks usually carry voting rights and earn dividends. Unlike preferred stocks, which are described below, dividends on common stocks are not fixed but are declared at the discretion of the company's board of directors.

PREFERRED STOCKS - Preferred stocks are also units of ownership in a company. Preferred stocks normally have preference over common stock in the payment of dividends and the liquidation of the company. However, in all other respects, preferred stocks are subordinated to the liabilities of the issuer. Unlike common stocks, preferred stocks are generally not entitled to vote on corporate matters. Types of preferred stocks include adjustable-rate preferred stock, fixed dividend preferred stock, perpetual preferred stock, and sinking fund preferred stock. Generally, the market values of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk.

EXCHANGE-TRADED FUNDS ("ETFS") - An ETF is a fund whose shares are bought and sold on a securities exchange as if it were a single security. An ETF holds a portfolio of securities designed to track a particular market segment or index. Some examples of ETFs are SPDRs(R), DIAMONDSSM, NASDAQ 100 Index Tracking StockSM ("QQQsSM"), and iShares(R). A Fund could purchase an ETF to temporarily gain exposure to a portion of the U.S. or foreign market while awaiting an opportunity to purchase securities directly. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although lack of liquidity in an ETF could result in it being more volatile than the underlying portfolio of securities and ETFs have management fees that increase their costs versus the costs of owning the underlying securities directly. See also "Investment Company Shares" below.

MASTER LIMITED PARTNERSHIPS ("MLPS"). MLPs are limited partnerships or limited liability companies, whose partnership units or limited liability interests are listed and traded on a U.S. securities exchange, and are treated as publicly traded partnerships for federal income tax purposes. To qualify to be treated as a partnership for tax purposes, an MLP must receive at least 90% of its income from qualifying sources as set forth in Section 7704(d) of the Internal Revenue Code of 1986, as amended (the "Code"). These qualifying sources include activities such as the exploration, development, mining, production, processing, refining, transportation, storage and marketing of mineral or natural resources. MLPs generally have two classes of owners, the general partner and limited partners. MLPs that are formed as limited liability companies generally have two analogous classes of owners, the managing member and the members. For purposes of this section, references to general partners also apply to managing members and references to limited partners also apply to members. The general partner is typically owned by a major energy company, an investment fund, the direct management of the MLP or is an entity owned by one or more of such parties. The general partner may be structured as a private or publicly traded corporation or other entity. The general partner typically controls the operations and management of the MLP through an equity interest of as much as 2% in the MLP plus, in many cases, ownership of common units and subordinated units. Limited partners own the remainder of the MLP through ownership of common units and have a limited role in the MLP's operations and management.

MLPs are typically structured such that common units and general partner interests have first priority to receive quarterly cash distributions up to an established minimum amount ("minimum quarterly distributions" or "MQD"). Common and general partner interests also accrue arrearages in distributions to the extent the MQD is not paid. Once common and general partner interests have been paid, subordinated units receive distributions of up to the MQD; however, subordinated units do not accrue arrearages. Distributable cash in excess of the MQD paid to both common and subordinated units is distributed to both common and subordinated units generally on a pro rata basis. The general partner is also eligible to receive incentive distributions if the general partner operates the business in a manner which results in distributions paid per common unit surpassing specified target levels. As the general partner increases cash distributions to the limited partners, the general partner receives an increasingly higher percentage of the incremental cash distributions. A common arrangement provides that the general partner can reach a tier where it receives 50% of every incremental dollar paid to common and subordinated unit holders. These incentive distributions encourage the general partner to streamline costs, increase capital expenditures and acquire assets in order to increase the partnership's cash flow and raise the quarterly cash distribution in order to reach higher tiers. Such results benefit all security holders of the MLP.

General partner interests of MLPs are typically retained by an MLP's original sponsors, such as its founders, corporate partners, entities that sell assets to the MLP and investors such as the Fund. A holder of general partner interests can be liable under certain circumstances for amounts greater than the amount of the holder's investment in the general partner interest. General partner interests often confer direct board participation rights and in many cases, operating control, over the MLP. These interests themselves are not publicly traded, although they may be owned by publicly traded entities. General partner interests receive cash distributions, typically 2% of the MLP's aggregate cash distributions, which are contractually defined in the partnership agreement. In addition, holders of general partner interests typically hold incentive distribution rights ("IDRs"), which provide them with a larger share of the aggregate MLP cash distributions as the distributions to limited partner unit holders are increased to prescribed levels. General partner interests generally cannot be converted into common units. The general partner interest can be redeemed by the MLP if the MLP unitholders choose to remove the general partner, typically with a supermajority vote by limited partner unitholders.

CONVERTIBLE SECURITIES - Convertible securities are securities that may be exchanged for, converted into, or exercised to acquire a predetermined number of shares of the issuer's common stock at the Fund's option during a specified time period (such as convertible preferred stocks, convertible debentures and warrants). A convertible security is generally a fixed income security that is senior to common stock in an issuer's capital structure, but is usually subordinated to similar non-convertible securities. In exchange for the conversion feature, many corporations will pay a lower rate of interest on convertible securities than debt securities of the same corporation. In general, the market value of a convertible security is at least the higher of its "investment value" (I.E., its value as a fixed income security) or its "conversion value" (I.E., its value upon conversion into its underlying common stock).

Convertible securities are subject to the same risks as similar securities without the convertible feature. The price of a convertible security is more volatile during times of steady interest rates than other types of debt securities. The price of a convertible security tends to increase as the market value of the underlying stock rises, whereas it tends to decrease as the market value of the underlying common stock declines.

A synthetic convertible security is a combination investment in which the Fund purchases both (i) high-grade cash equivalents or a high grade debt obligation of an issuer or U.S. government securities and (ii) call options or warrants on the common stock of the same or different issuer with some or all of the anticipated interest income from the associated debt obligation that is earned over the holding period of the option or warrant.

While providing a fixed income stream (generally higher in yield than the income derivable from common stock but lower than that afforded by a similar non-convertible security), a convertible security also affords an investor the opportunity, through its conversion feature, to participate in the capital appreciation attendant upon a market price advance in the convertible security's underlying common stock. A synthetic convertible position has similar investment characteristics, but may differ with respect to credit quality, time to maturity, trading characteristics, and other factors. Because the Fund will create synthetic convertible positions only out of high grade fixed income securities, the credit rating associated with the Fund's synthetic convertible investments is generally expected to be higher than that of the average convertible security, many of which are rated below high grade. However, because the options used to create synthetic convertible positions will generally have expirations between one month and three years of the time of purchase, the maturity of these positions will generally be shorter than average for convertible securities. Since the option component of a convertible security or synthetic convertible position is a wasting asset (in the sense of losing "time value" as maturity approaches), a synthetic convertible position may lose such value more rapidly than a convertible security of longer maturity; however, the gain in option value due to appreciation of the underlying stock may exceed such time value loss, the market price of the option component generally reflects these differences in maturities, and the Adviser takes such differences into account when evaluating such positions. When a synthetic convertible position "matures" because of the expiration of the associated option, the Fund may extend the maturity by investing in a new option with longer maturity on the common stock of the same or different issuer. If the Fund does not so extend the maturity of a position, it may continue to hold the associated fixed income security.

RIGHTS AND WARRANTS - A right is a privilege granted to existing shareholders of a corporation to subscribe to shares of a new issue of common stock before it is issued. Rights normally have a short life, usually two to four weeks, are freely transferable and entitle the holder to buy the new common stock at a lower price than the public offering price. Warrants are securities that are usually issued together with a debt security or preferred stock and that give the holder the right to buy proportionate amount of common stock at a specified price. Warrants are freely transferable and are traded on major exchanges. Unlike rights, warrants normally have a life that is measured in years and entitles the holder to buy common stock of a company at a price that is usually higher than the market price at the time the warrant is issued. Corporations often issue warrants to make the accompanying debt security more attractive.

An investment in warrants and rights may entail greater risks than certain other types of investments. Generally, rights and warrants do not carry the right to receive dividends or exercise voting rights with respect to the underlying securities, and they do not represent any rights in the assets of the issuer. In addition, their value does not necessarily change with the value of the underlying securities, and they cease to have value if they are not exercised on or before their expiration date. Investing in rights and warrants increases the potential profit or loss to be realized from the investment as compared with investing the same amount in the underlying securities.

RISKS OF INVESTING IN EQUITY SECURITIES:

GENERAL RISKS OF INVESTING IN STOCKS - While investing in stocks allows investors to participate in the benefits of owning a company, such investors must accept the risks of ownership. Unlike bondholders, who have preference to a company's earnings and cash flow, preferred stockholders, followed by common stockholders in order of priority, are entitled only to the residual amount after a company meets its other obligations. For this reason, the value of a company's stock will usually react more strongly to actual or perceived changes in the company's financial condition or prospects than its debt obligations. Stockholders of a company that fares poorly can lose money.

Stock markets tend to move in cycles with short or extended periods of rising and falling stock prices. The value of a company's stock may fall because of:

     o Factors that directly relate to that company, such as decisions made by its management or lower demand for the company's products or services;

     o Factors affecting an entire industry, such as increases in production costs; and

     o Changes in general financial market conditions that are relatively unrelated to the company or its industry, such as changes in interest rates, currency exchange rates or inflation rates.

Because preferred stock is generally junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics.

SMALL AND MEDIUM-SIZED COMPANIES - Investors in small and medium-sized companies typically take on greater risk and price volatility than they would by investing in larger, more established companies. This increased risk may be due to the greater business risks of their small or medium size, limited markets and financial resources, narrow product lines and frequent lack of management depth. The securities of small and medium-sized companies are often traded in the over-the-counter market and might not be traded in volumes typical of securities traded on a national securities exchange. Thus, the securities of small and medium capitalization companies are likely to be less liquid, and subject to more abrupt or erratic market movements, than securities of larger, more established companies.

TECHNOLOGY COMPANIES - Stocks of technology companies have tended to be subject to greater volatility than securities of companies that are not dependent upon or associated with technological issues. Technology companies operate in various industries. Since these industries frequently share common characteristics, an event or issue affecting one industry may significantly influence other, related industries. For example, technology companies may be strongly affected by worldwide scientific or technological developments and their products and services may be subject to governmental regulation or adversely affected by governmental policies.

INITIAL PUBLIC OFFERINGS ("IPOS") - The Fund may invest a portion of its assets in securities of companies offering shares in IPOs. IPOs may have a magnified performance impact on the Fund with a small asset base. The impact of IPOs on the Fund's performance likely will decrease as the Fund's asset size increases, which could reduce the Fund's total returns. IPOs may not be consistently available to the Fund for investing, particularly as the Fund's asset base grows. Because IPO shares frequently are volatile in price, the Fund may hold IPO shares for a very short period of time. This may increase the turnover of the Fund's portfolio and may lead to increased expenses for the Fund, such as commissions and transaction costs. By selling IPO shares, the Fund may realize taxable gains it will subsequently distribute to shareholders. In addition, the market for IPO shares can be speculative and/or inactive for extended periods of time. The limited number of shares available for trading in some IPOs may make it more difficult for the Fund to buy or sell significant amounts of shares without an unfavorable impact on prevailing prices. Holders of IPO shares can be affected by substantial dilution in the value of their shares, by sales of additional shares and by concentration of control in existing management and principal shareholders.

The Fund's investment in IPO shares may include the securities of unseasoned companies (companies with less than three years of continuous operations), which presents risks considerably greater than common stocks of more established companies. These companies may have limited operating histories and their prospects for profitability may be uncertain. These companies may be involved in new and evolving businesses and may be vulnerable to competition and changes in technology, markets and economic conditions. They may be more dependent on key managers and third parties and may have limited product lines.

FOREIGN SECURITIES

TYPES OF FOREIGN SECURITIES:

Foreign securities are debt and equity securities that are traded in markets outside of the U.S. The markets in which these securities are located can be developed or emerging. The Fund can invest in foreign securities in a number of ways:

     o The Fund can invest directly in foreign securities denominated in a foreign currency;

     o The Fund can invest in American Depositary Receipts, European Depositary Receipts and other similar global instruments; and

     o    The Fund can invest in investment funds.

AMERICAN DEPOSITARY RECEIPTS ("ADRS") - ADRs are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depository banks and generally trade on an established market in the U.S. or elsewhere. A custodian bank or similar financial institution in the issuer's home country holds the underlying shares in trust. The depository bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest and corporate actions. ADRs are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies. ADRs are subject to many of the risks associated with investing directly in foreign securities. European Depositary Receipts are similar to ADRs, except that they are typically issued by European banks or trust companies.

ADRs can be sponsored or unsponsored. While these types are similar, there are differences regarding a holder's rights and obligations and the practices of market participants. A depository may establish an unsponsored facility without participation by (or acquiescence of) the underlying issuer; typically, however, the depository requests a letter of non-objection from the underlying issuer prior to establishing the facility. Holders of unsponsored depositary receipts generally bear all the costs of the facility. The depository usually charges fees upon the deposit and withdrawal of the underlying securities, the conversion of dividends into U.S. dollars or other currency, the disposition of non-cash distributions, and the performance of other services. The depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the underlying issuer or to pass through voting rights to depositary receipt holders with respect to the underlying securities. Sponsored depositary receipt facilities are created in generally the same manner as unsponsored facilities, except that sponsored depositary receipts are established jointly by a depository and the underlying issuer through a deposit agreement. The deposit agreement sets out the rights and responsibilities of the underlying issuer, the depository, and the depositary receipt holders. With sponsored facilities, the underlying issuer typically bears some of the costs of the depositary receipts (such as dividend payment fees of the depository), although most sponsored depositary receipts holders may bear costs such as deposit and withdrawal fees. Depositories of most sponsored depositary receipts agree to distribute notices of shareholder meetings, voting instructions, and other shareholder communications and information to the depositary receipt holders at the underlying issuer's request. The depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through, to the holders of the receipts, voting rights with respect to the deposited securities.

EMERGING MARKETS - An "emerging country" is generally a country that the International Bank for Reconstruction and Development ("World Bank") and the International Finance Corporation would consider to be an emerging or developing country. Typically, emerging markets are in countries that are in the process of industrialization, with lower gross national products ("GNP") than more developed countries. There are currently over 130 countries that the international financial community generally considers to be emerging or developing countries, approximately 40 of which currently have stock markets. These countries generally include every nation in the world except the U.S., Canada, Japan, Australia, New Zealand and most nations located in Western Europe.

INVESTMENT FUNDS - Some emerging countries currently prohibit direct foreign investment in the securities of their companies. Certain emerging countries, however, permit indirect foreign investment in the securities of companies listed and traded on their stock exchanges through investment funds that they have specifically authorized. Investments in these investment funds are subject to the provisions of the 1940 Act. If the Fund invests in such investment funds, shareholders will bear not only their proportionate share of the expenses of the Fund (including operating expenses and the fees of the Adviser), but also will indirectly bear similar expenses of the underlying investment funds. In addition, these investment funds may trade at a premium over their net asset value.

RISKS OF FOREIGN SECURITIES:

Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations may involve significant risks in addition to the risks inherent in U.S. investments.

POLITICAL AND ECONOMIC FACTORS - Local political, economic, regulatory, or social instability, military action or unrest, or adverse diplomatic developments may affect the value of foreign investments. Listed below are some of the more important political and economic factors that could negatively affect an investment in foreign securities:

     o The economies of foreign countries may differ from the economy of the U.S. in such areas as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency, budget deficits and national debt;

     o Foreign governments sometimes participate to a significant degree, through ownership interests or regulation, in their respective economies. Actions by these governments could significantly influence the market prices of securities and payment of dividends;

     o The economies of many foreign countries are dependent on international trade and their trading partners and they could be severely affected if their trading partners were to enact protective trade barriers and economic conditions;

     o The internal policies of a particular foreign country may be less stable than in the U.S. Other countries face significant external political risks, such as possible claims of sovereignty by other countries or tense and sometimes hostile border clashes; and

     o A foreign government may act adversely to the interests of U.S. investors, including expropriation or nationalization of assets, confiscatory taxation and other restrictions on U.S. investment. A country may restrict or control foreign investments in its securities markets. These restrictions could limit the Fund's ability to invest in a particular country or make it very expensive for the Fund to invest in that country. Some countries require prior governmental approval, limit the types or amount of securities or companies in which a foreigner can invest. Other companies may restrict the ability of foreign investors to repatriate their investment income and capital gains.

INFORMATION AND SUPERVISION - There is generally less publicly available information about foreign companies than companies based in the U.S. For example, there are often no reports and ratings published about foreign companies comparable to the ones written about U.S. companies. Foreign companies are typically not subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to U.S. companies. The lack of comparable information makes investment decisions concerning foreign companies more difficult and less reliable than domestic companies.

STOCK EXCHANGE AND MARKET RISK - The Adviser anticipates that in most cases an exchange or over-the-counter ("OTC") market located outside of the U.S. will be the best available market for foreign securities. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as the markets in the U.S. Foreign stock markets tend to differ from those in the U.S. in a number of ways.

Foreign stock markets:

     o are generally more volatile than, and not as developed or efficient as, those in the U.S.;

     o    have substantially less volume;

     o trade securities that tend to be less liquid and experience rapid and erratic price movements;

     o have generally higher commissions and are subject to set minimum rates, as opposed to negotiated rates;

     o employ trading, settlement and custodial practices less developed than those in U.S. markets; and

     o may have different settlement practices, which may cause delays and increase the potential for failed settlements.

Foreign markets may offer less protection to shareholders than U.S. markets because:

     o foreign accounting, auditing, and financial reporting requirements may render a foreign corporate balance sheet more difficult to understand and interpret than one subject to U.S. law and standards;

     o adequate public information on foreign issuers may not be available, and it may be difficult to secure dividends and information regarding corporate actions on a timely basis;

     o in general, there is less overall governmental supervision and regulation of securities exchanges, brokers, and listed companies than in the U.S.;

     o OTC markets tend to be less regulated than stock exchange markets and, in certain countries, may be totally unregulated;

     o economic or political concerns may influence regulatory enforcement and may make it difficult for shareholders to enforce their legal rights; and

     o restrictions on transferring securities within the U.S. or to U.S. persons may make a particular security less liquid than foreign securities of the same class that are not subject to such restrictions.

FOREIGN CURRENCY RISK - While the Fund denominates its net asset value in U.S. dollars, the securities of foreign companies are frequently denominated in foreign currencies. Thus, a change in the value of a foreign currency against the U.S. dollar will result in a corresponding change in value of securities denominated in that currency. Some of the factors that may impair the investments denominated in a foreign currency are:

     o It may be expensive to convert foreign currencies into U.S. dollars and vice versa;

     o Complex political and economic factors may significantly affect the values of various currencies, including U.S. dollars, and their exchange rates;

     o Government intervention may increase risks involved in purchasing or selling foreign currency options, forward contracts and futures contracts, since exchange rates may not be free to fluctuate in response to other market forces;

     o There may be no systematic reporting of last sale information for foreign currencies or regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis;

     o Available quotation information is generally representative of very large round-lot transactions in the inter-bank market and thus may not reflect exchange rates for smaller odd-lot transactions (less than $1 million) where rates may be less favorable; and

     o The inter-bank market in foreign currencies is a global, around-the-clock market. To the extent that a market is closed while the markets for the underlying currencies remain open, certain markets may not always reflect significant price and rate movements.

TAXES - Certain foreign governments levy withholding taxes on dividend and interest income. Although in some countries it is possible for the Fund to recover a portion of these taxes, the portion that cannot be recovered will reduce the income the Fund receives from its investments. The Fund does not expect such foreign withholding taxes to have a significant impact on performance.

EMERGING MARKETS - Investing in emerging markets may magnify the risks of foreign investing. Security prices in emerging markets can be significantly more volatile than those in more developed markets, reflecting the greater uncertainties of investing in less established markets and economies. In particular, countries with emerging markets may:

     o    Have relatively unstable governments;

     o Present greater risks of nationalization of businesses, restrictions on foreign ownership and prohibitions on the repatriation of assets;

     o Offer less protection of property rights than more developed countries; and

     o Have economies that are based on only a few industries, may be highly vulnerable to changes in local or global trade conditions, and may suffer from extreme and volatile debt burdens or inflation rates.

Local securities markets may trade a small number of securities and may be unable to respond effectively to increases in trading volume, potentially making prompt liquidation of holdings difficult or impossible at times.

The overall impact of the transition of the member states' currencies to the euro cannot be determined with certainty at this time. In addition to the effects described above, it is likely that more general short- and long-term consequences can be expected, such as changes in economic environment and change in behavior of investors, all of which will impact the Fund's euro-denominated investments.

INVESTMENT COMPANIES

The Fund may invest in shares of other investment companies, to the extent permitted by applicable law and subject to certain restrictions. These investment companies typically incur fees that are separate from those fees incurred directly by the Fund. The Fund's purchase of such investment company securities results in the layering of expenses, such that shareholders would indirectly bear a proportionate share of the operating expenses of such investment companies, including advisory fees, in addition to paying the Fund's expenses. Under applicable regulations, unless an exception is available, the Fund is prohibited from acquiring the securities of another investment company if, as a result of such acquisition: (1) the Fund owns more than 3% of the total voting stock of the other company; (2) securities issued by any one investment company represent more than 5% of the Fund's total assets; or (3) securities (other than treasury stock) issued by all investment companies represent more than 10% of the total assets of the Fund.

For hedging or other purposes, each Fund may invest in investment companies that seek to track the composition and/or performance of specific indexes or portions of specific indexes. Certain of these investment companies, known as ETFs, are traded on a securities exchange. (See "Exchange Traded Funds" above). The market prices of index-based investments will fluctuate in accordance with changes in the underlying portfolio securities of the investment company and also due to supply and demand of the investment company's shares on the exchange upon which the shares are traded. Index-based investments may not replicate or otherwise match the composition or performance of their specified index due to transaction costs, among other things. Pursuant to an order issued by the SEC to iShares(R) Funds and procedures approved by the Board, the Fund may invest in iShares Funds in excess of the 5% and 10% limits described above, provided that the Fund has described ETF investments in its prospectus and otherwise complies with the conditions of the U.S. Securities and Exchange Commission ("SEC"), as it may be amended, and any other applicable investment limitations. iShares(R) is a registered trademark of Barclays Global Investors, N.A. ("BGI"). Neither BGI nor the iShares Funds makes any representations regarding the advisability of investing in the iShares Funds.

REPURCHASE AGREEMENTS

In a repurchase agreement, an investor agrees to buy a security (underlying security) from a securities dealer or bank that is a member of the Federal Reserve System (counter-party). At the time, the counter-party agrees to repurchase the underlying security for the same price, plus interest. Repurchase agreements are generally for a relatively short period (usually not more than seven days). The Fund normally uses repurchase agreements to earn income on assets that are not invested.

When the Fund enters into a repurchase agreement it will:

     o Pay for the underlying securities only upon physically receiving them or upon evidence of their receipt in book-entry form; and

     o Require the counter party to add to the collateral whenever the price of the repurchase agreement rises above the value of the underlying security (I.E., it will require the borrower to "mark to the market" on a daily basis).

If the seller of the security declares bankruptcy or otherwise becomes financially unable to buy back the security, the Fund's right to sell the security may be restricted. In addition, the value of the security might decline before the Fund can sell it and the Fund might incur expenses in enforcing its rights.

RESTRICTED AND ILLIQUID SECURITIES

While the Fund does not anticipate doing so, it may purchase illiquid securities, including securities that are not readily marketable and securities that are not registered ("restricted securities") under the Securities Act of 1933, as amended (the "1933 Act"), but which can be offered and sold to "qualified institutional buyers" under Rule 144A under the 1933 Act. The Fund will not invest more than 15% of its net assets in illiquid securities. If the percentage of the Fund's net assets invested in illiquid securities exceeds 15% due to market activity, the Fund will take appropriate measures to reduce its holdings of illiquid securities. Illiquid securities are securities that can not be sold or disposed of in the ordinary course of business within seven business days at approximately the value at which they are being carried on the Fund's books. Illiquid securities may include a wide variety of investments, such as repurchase agreements maturing in more than seven days, OTC options contracts and certain other derivatives (including certain swap agreements), fixed time deposits that are not subject to prepayment or do not provide for withdrawal penalties upon prepayment (other than overnight deposits), participation interests in loans, commercial paper issued pursuant to Section 4(2) of the 1933
Act), and securities whose disposition is restricted under the federal securities laws. Illiquid securities include restricted, privately placed securities that, under the federal securities laws, generally may be resold only to qualified institutional buyers. If a substantial market develops for a restricted security (or other illiquid investment) held by the Fund, it may be treated as a liquid security, in accordance with procedures and guidelines approved by the Board of Trustees (the "Board"). This generally includes securities that are unregistered that can be sold to qualified institutional buyers in accordance with Rule 144A under the 1933 Act or securities that are exempt from registration under the 1933 Act, such as commercial paper. While the Adviser monitors the liquidity of restricted securities on a daily basis, the Board oversees and retains ultimate responsibility for the Adviser's liquidity determinations. Several factors that the Board considers in monitoring these decisions include the valuation of a security, the availability of qualified institutional buyers, brokers and dealers that trade in the security, and the availability of information about the security's issuer.

SECURITIES LENDING

The Fund may lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Board. These loans, if and when made, may not exceed 33 1/3% of the total asset value of the Fund (including the loan collateral). The Fund will not lend portfolio securities to its Adviser or its affiliates unless it has applied for and received specific authority to do so from the SEC. Loans of portfolio securities will be fully collateralized by cash, letters of credit or U.S. government securities, and the collateral will be maintained in an amount equal to at least 100% of the current market value of the loaned securities by marking to market daily. Any gain or loss in the market price of the securities loaned that might occur during the term of the loan would be for the account of the Fund.

The Fund may pay a part of the interest earned from the investment of collateral, or other fee, to an unaffiliated third party for acting as the Fund's securities lending agent.

By lending its securities, the Fund may increase its income by receiving payments from the borrower that reflect the amount of any interest or any dividends payable on the loaned securities as well as by either investing cash collateral received from the borrower in short-term instruments or obtaining a fee from the borrower when U.S. government securities or letters of credit are used as collateral. The Fund will adhere to the following conditions whenever its portfolio securities are loaned: (i) the Fund must receive at least 100% cash collateral or equivalent securities of the type discussed in the preceding paragraph from the borrower; (ii) the borrower must increase such collateral whenever the market value of the securities rises above the level of such collateral; (iii) the Fund must be able to terminate the loan on demand; (iv) the Fund must receive reasonable interest on the loan, as well as any dividends, interest or other distributions on the loaned securities and any increase in market value; (v) the Fund may pay only reasonable fees in connection with the loan (which fees may include fees payable to the lending agent, the borrower, the Fund's administrator and the custodian); and (vi) voting rights on the loaned securities may pass to the borrower, provided, however, that if a material event adversely affecting the investment occurs, the Fund must terminate the loan and regain the right to vote the securities. The Board has adopted procedures reasonably designed to ensure that the foregoing criteria will be met. Loan agreements involve certain risks in the event of default or insolvency of the borrower, including possible delays or restrictions upon the Fund's ability to recover the loaned securities or dispose of the collateral for the loan, which could give rise to loss because of adverse market action, expenses and/or delays in connection with the disposition of the underlying securities.

SHORT SALES

DESCRIPTION OF SHORT SALES:

Selling a security short is when an investor sells a security it does not own. To sell a security short an investor must borrow the security from someone else to deliver to the buyer. The investor then replaces the security it borrowed by purchasing it at the market price at or before the time of replacement. Until it replaces the security, the investor repays the person that lent it the security for any interest or dividends that may have accrued during the period of the loan.

Investors typically sell securities short to:

     o    Take advantage of an anticipated decline in prices.

     o    Protect a profit in a security it already owns.

The Fund may lose money if the price of the security it sold short increases between the date of the short sale and the date on which the Fund replaces the borrowed security. Likewise, the Fund may profit if the price of the security declines between those dates. Because the market price of the security sold short could increase without limit, the Fund could also be subject to a theoretically unlimited loss.

To borrow the security, the Fund may be required to pay a premium, which would increase the cost of the security sold. The Fund will also incur transaction costs in effecting short sales. The Fund's gains and losses will be decreased or increased, as the case may be, by the amount of the premium, dividends, interest, or expenses the Fund may be required to pay in connection with a short sale.

The broker will retain the net proceeds of the short sale, to the extent necessary to meet margin requirements, until the short position is closed out.

SHORT SALES AGAINST THE BOX - In addition, the Fund may engage in short sales "against the box." In a short sale against the box, the Fund agrees to sell at a future date a security that it either currently owns or has the right to acquire at no extra cost. The Fund will incur transaction costs to open, maintain and close short sales against the box. For tax purposes, a short sale against the box may be a taxable event to the Fund.

RESTRICTIONS ON SHORT SALES:

The Fund will not short sell a security if:

     o After giving effect to such short sale, the total market value of all securities sold short would exceed 25% of the value of the Fund's net assets;

     o The market value of the securities of any single issuer that have been sold short by the Fund would exceed two percent (2%) of the value of the Fund's net assets; or

     o Any security sold short would constitute more than two percent (2%) of any class of the issuer's securities.

Whenever the Fund sells a security short, its custodian segregates an amount of cash or liquid securities equal to the difference between (a) the market value of the securities sold short at the time they were sold short and (b) any cash or U.S. government securities the Fund is required to deposit with the broker in connection with the short sale (not including the proceeds from the short sale). The segregated assets are marked to market daily in an attempt to ensure that the amount deposited in the segregated account plus the amount deposited with the broker is at least equal to the market value of the securities at the time they were sold short.

WHEN ISSUED, DELAYED - DELIVERY AND FORWARD TRANSACTIONS

A when-issued security is one whose terms are available and for which a market exists, but which have not been issued. In a forward delivery transaction, the Fund contracts to purchase securities for a fixed price at a future date beyond customary settlement time. "Delayed delivery" refers to securities transactions on the secondary market where settlement occurs in the future. In each of these transactions, the parties fix the payment obligation and the interest rate that they will receive on the securities at the time the parties enter the commitment; however, they do not pay money or deliver securities until a later date. Typically, no income accrues on securities the Fund has committed to purchase before the securities are delivered, although the Fund may earn income on securities it has in a segregated account to cover its position. The Fund will only enter into these types of transactions with the intention of actually acquiring the securities, but may sell them before the settlement date.

The Fund uses when-issued, delayed-delivery and forward delivery transactions to secure what it considers an advantageous price and yield at the time of purchase. When the Fund engages in when-issued, delayed-delivery or forward delivery transactions, it relies on the other party to consummate the sale. If the other party fails to complete the sale, the Fund may miss the opportunity to obtain the security at a favorable price or yield.

When purchasing a security on a when-issued, delayed delivery, or forward delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield changes. At the time of settlement, the market value of the security may be more or less than the purchase price. The yield available in the market when the delivery takes place also may be higher than those obtained in the transaction itself. Because the Fund does not pay for the security until the delivery date, these risks are in addition to the risks associated with its other investments.

The Fund will segregate cash or liquid securities equal in value to commitments for the when-issued, delayed delivery or forward delivery transactions. The Fund will segregate additional liquid assets daily so that the value of such assets is equal to the amount of the commitments.

INVESTMENT POLICIES OF THE FUND

FUNDAMENTAL POLICIES

The following investment limitations are fundamental, which means that the Fund cannot change them without approval by the vote of a majority of the outstanding voting securities of the Fund, as defined by the 1940 Act. Unless otherwise noted, the Fund will determine compliance with the investment limitation percentages below (with the exception of a limitation relating to borrowing and illiquid securities) and other applicable investment requirements immediately after and as a result of its acquisition of such security or other asset. Accordingly, the Fund generally will not consider changes in values, net assets or other circumstances when determining whether the investment complies with its investment limitations. The Fund will not:

     o Make any investment inconsistent with its classification as a diversified series of an open-end investment company under the 1940 Act. This restriction does not, however, apply to any fund classified as a non-diversified series of an open-end investment company under the 1940 Act.

     o Borrow money, except to the extent permitted by applicable law, as amended and interpreted or modified from time to time by any regulatory authority having jurisdiction and the guidelines set forth in the Fund's prospectus and SAI as they may be amended from time to time.

     o Issue senior securities, except to the extent permitted by applicable law, as amended and interpreted or modified from time to time by any regulatory authority having jurisdiction.

     o Underwrite securities of other issuers, except insofar as the Fund may technically be deemed to be an underwriter under the 1933 Act in connection with the purchase or sale of its portfolio securities.

     o Concentrate its investments in the securities of one or more issuers conducting their principal business activities in the same industry (other than securities issued or guaranteed by the U.S. government or its agencies or instrumentalities).

     o Purchase or sell real estate, except (1) to the extent permitted by applicable law, as amended and interpreted or modified from time to time by any regulatory authority having jurisdiction, (2) that the Fund may invest in securities of issuers that deal or invest in real estate and (3) that the Fund may purchase securities secured by real estate or interests therein.

     o Purchase or sell commodities or contracts on commodities except that the Fund may engage in financial futures contracts and related options and currency contracts and related options and may otherwise do so in accordance with applicable law and without registering as a commodity pool operator under the Commodity Exchange Act.

     o Make loans to other persons, except that the Fund may lend its portfolio securities in accordance with applicable law, as amended and interpreted or modified from time to time by any regulatory authority having jurisdiction and the guidelines set forth in the Fund's prospectus and SAI as they may be amended from time to time. The acquisition of investment securities or other investment instruments shall not be deemed to be the making of a loan.

NON-FUNDAMENTAL POLICIES

In addition to the Fund's investment objective, the following limitations are non-fundamental, which means the Fund may change them without shareholder approval. The Fund may:

     o not borrow money, except that (1) the Fund may borrow from banks (as defined in the 1940 Act) or enter into reverse repurchase agreements, in amounts up to 331/3% of its total assets (including the amount borrowed), (2) the Fund may borrow up to an additional 5% of its total assets for temporary purposes, (3) the Fund may obtain such short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities, and (4) the Fund may purchase securities on margin and engage in short sales to the extent permitted by applicable law.

          Notwithstanding the investment restrictions above, the Fund may not borrow amounts in excess of 331/3% of its total assets, taken at market value, and then only from banks as a temporary measure for extraordinary or emergency purposes such as the redemption of Fund shares. The Fund will not purchase securities while borrowings are outstanding except to exercise prior commitments and to exercise subscription rights.

     o purchase and sell currencies or securities on a when-issued, delayed delivery or forward-commitment basis.

     o purchase and sell foreign currency, purchase options on foreign currency and foreign currency exchange contracts.

     o    invest in the securities of foreign issuers.

     o purchase shares of other investment companies to the extent permitted by applicable law. The Fund may, notwithstanding any fundamental policy or other limitation, invest all of its investable assets in securities of a single open-end management investment company with substantially the same investment objectives, policies and limitations.

          The 1940 Act currently permits the Fund to invest up to 10% of its total assets in the securities of other investment companies. However, the Fund may not invest more than 5% of its total assets in the securities of any one investment company or acquire more than 3% of the outstanding securities of any one investment company, unless it does so in reliance on a statutory exemption under the 1940 Act or rule or SEC staff interpretations thereunder.

     o invest in illiquid and restricted securities to the extent permitted by applicable law.

          The Fund intends to follow the policies of the SEC as they are adopted from time to time with respect to illiquid securities, including (1) treating as illiquid securities that may not be disposed of in the ordinary course of business within seven days at approximately the value at which the Fund has valued the investment on its books; and
          (2) limiting its holdings of such securities to 15% of net assets.

     o    write covered call options and may buy and sell put and call options.

     o    enter into repurchase agreements.

     o lend portfolio securities to registered broker-dealers or other institutional shareholders. These loans may not exceed 33 1/3% of the Fund's total assets taken at market value. In addition, the Fund must receive at least 100% collateral.

     o    sell securities short and engage in short sales "against the box."

     o    enter into swap transactions.

In addition, the Fund may not change its investment strategy to invest at least 80% of its net assets (including borrowing for investment purposes) in companies with small capitalizations at the time of initial purchase without 60 days' prior written notice to shareholders.

INVESTMENT ADVISORY AND OTHER SERVICES

INVESTMENT ADVISER- Fiduciary Management Associates, LLC, a Delaware limited liability company located at 55 West Monroe Street, Suite 2550, Chicago, Illinois 60603, is the Fund's investment adviser. The Adviser manages and supervises the investment of the Fund's assets on a discretionary basis. The Adviser also manages separate account portfolios for a national client base that includes corporate pension funds, foundations and endowments, public funds, and high net worth individuals. The Adviser is the successor to Fiduciary Management Associates, Inc. ("Old FMA"), founded in 1980. In December 2002, senior management formed the Adviser to acquire Old FMA from its holding company parent, and continue the business as an independent employee-owned adviser. There were no changes in the investment management services, and the operations and persons responsible for investment decisions remained unchanged. Old FMA served as investment adviser to the Fund and the Predecessor Fund from inception until the sale to the Adviser. Kathryn A. Vorisek, Senior Managing Director and Chief Investment Officer, holds a controlling equity interest in the Adviser. As of December 31, 2007, the Adviser had approximately $1.37 billion in assets under management.

ADVISORY AGREEMENT WITH THE TRUST. The Trust and the Adviser have entered into an investment advisory agreement (the "Advisory Agreement"). Under the Advisory Agreement, the Adviser serves as the investment adviser and makes the investment decisions for the Fund and continuously reviews, supervises and administers the investment program of the Fund, subject to the supervision of, and policies established by, the Board. After the initial two-year term, the continuance of the Advisory Agreement must be specifically approved at least annually (i) by the vote of the Trustees or by a vote of the shareholders of the Fund and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement will terminate automatically in the event of its assignment, and is terminable at any time without penalty by the Trustees of the Trust or, with respect to the Fund, by a majority of the outstanding shares of the Fund, on not less than 30 days' nor more than 60 days' written notice to the Adviser, or by the Adviser on 90 days' written notice to the Trust. The Advisory Agreement provides that the Adviser shall not be protected against any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.

ADVISORY FEES PAID TO THE ADVISER. For its services, the Fund pays the Adviser a fee calculated at an annual rate of 0.75% of its average daily net assets. Due to the effect of fee waivers by the Adviser in place prior to April 1, 2006, the actual percentage of average daily net assets that the Fund paid in any given year may have been different from the rate set forth in its contract with the Adviser. For the last three fiscal years ended October 31, 2005, 2006 and 2007, the Fund paid the following in management fees:

--------------- ------------------------------------------- ------------------------- -----------------------------------------
FUND                  CONTRACTUAL ADVISORY FEES PAID        FEES WAIVED BY ADVISER*          TOTAL FEES PAID TO ADVISER
--------------- ------------- --------------- ------------- -------- ------- -------- ------------- -------------- ------------
                    2005           2006           2007       2005     2006    2007        2005          2006          2007
--------------- ------------- --------------- ------------- -------- ------- -------- ------------- -------------- ------------
FMA Small         $1,354,093     $1,346,505     $1,672,713    $0       $0      $0      $1,354,093    $1,346,505    $1,672,713
Company
Portfolio
--------------- ------------- --------------- ------------- -------- ------- -------- ------------- -------------- ------------

------------
* Prior to April 1, 2006, the Adviser had voluntarily agreed to limit the expenses of the Fund, to the extent necessary, to keep its total expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) from exceeding 1.20%.

PORTFOLIO MANAGERS

This section includes information about the Fund's portfolio managers, including information about other accounts they manage, the dollar range of Fund shares they own and how they are compensated.

The Fund is managed by a team of investment professionals, led by the Adviser's Chief Investment Officer (CIO) Kathryn Vorisek. In her role as CIO of the Adviser, Ms. Vorisek oversees all aspects of the investment process and manages the firm's research efforts. For the Adviser's Small Cap products, and specifically the Fund, Ms. Vorisek is the Team Leader. As such, she is responsible for determining the overall strategic direction of the Fund along with ultimate authority on specific investment decisions. She is supported in the role by Leo Harmon, who serves as Associate Team Leader and by a team of analysts who share responsibility for sector and company specific analysis.

COMPENSATION. The Adviser compensates the Fund's portfolio managers for their management of the Fund. Kathryn Vorisek is a Partner in the Adviser, and as such, a portion of her compensation consists of distributions pursuant to her equity interest in the Adviser. Ms. Vorisek's compensation also includes a fixed salary and participation in the General Bonus Pool, as indicated below. Ms. Vorisek's compensation is not specifically linked to any factors related to the Fund, such as the Fund's performance or asset level, although such factors may have an impact on the profitability of the Adviser, and as such on its ability to distribute earnings. Leo Harmon is a Senior Director of the Adviser, and as such his compensation consists of a fixed salary and eligibility to participate in the Adviser's Incentive Compensation Plan and General Bonus Pool. Incentive compensation is based upon specific product pre-tax performance relative to the Adviser's small cap products' respective benchmark (Russell 2000 Value Index) and the relevant peer groups, individual stock selection and a subjective component. Performance is measured annually. Compensation from the General Bonus Pool is directly impacted by the profitability of the Firm and is awarded based upon factors similar but not limited to those of the Incentive Compensation Plan.

FUND SHARES OWNED BY THE PORTFOLIO MANAGERS. The following table shows the dollar amount range of the portfolio managers' "beneficial ownership" of shares of the Fund as of the end of the most recently completed fiscal year. Dollar amount ranges disclosed are established by the SEC. "Beneficial ownership" is determined in accordance with Rule 16a-1(a)(2) under the Securities Exchange Act of 1934, as amended (the "1934 Act").

----------------------------------------------------- ---------------------------------------------------------------------
NAME                                                                          DOLLAR RANGE OF FUND SHARES*
----------------------------------------------------- ---------------------------------------------------------------------
Kathryn Vorisek                                                                    $100,00 - $500,000
----------------------------------------------------- ---------------------------------------------------------------------
Leo Harmon                                                                          $10,000 - $50,000
----------------------------------------------------- ---------------------------------------------------------------------

------------
*    Valuation date is October 31, 2007.

OTHER ACCOUNTS. In addition to the Fund, the portfolio managers are responsible for the day-to-day management of certain other accounts, as listed below. None of the accounts listed below are subject to a performance-based advisory fee. The information below is provided as of October 31, 2007.

-------------------------- ------------------------------ ------------------------------ -----------------------------------
                               REGISTERED INVESTMENT
                               COMPANIES VEHICLES            OTHER POOLED INVESTMENT               OTHER ACCOUNTS
-------------------------- ----------------- ------------ ----------------- ------------ --------------- -------------------
                              NUMBER OF         TOTAL        NUMBER OF         TOTAL       NUMBER OF        TOTAL ASSETS
          NAME                 ACCOUNTS        ASSETS         ACCOUNTS        ASSETS        ACCOUNTS
-------------------------- ----------------- ------------ ----------------- ------------ --------------- -------------------
Kathryn Vorisek                   0              $0              0              $0             7              $192,792,850
-------------------------- ----------------- ------------ ----------------- ------------ --------------- -------------------
Leo Harmon                        0              $0              0              $0             7              $192,792,850
-------------------------- ----------------- ------------ ----------------- ------------ --------------- -------------------

CONFLICTS OF INTERESTS. The portfolio managers' management of the investments of "other accounts" may give rise to potential conflicts of interest in connection with their management of the Fund's investments. Except for specific account restrictions, the other accounts' investment strategies and implementation are essentially identical to the Fund's investment strategies. Therefore, a potential conflict of interest may arise as a result of the identical investment objectives, whereby the portfolio manager could favor one account over another in allocating opportunities or trades. Another potential conflict could include the portfolio managers' knowledge about the size, timing and possible market impact of Fund trades, whereby a portfolio manager could use this information to the advantage of other accounts and to the disadvantage of the Fund. However, the Adviser has established policies and procedures to ensure that the purchase and sale of securities among all accounts it manages are fairly and equitably allocated.

THE ADMINISTRATOR

GENERAL. SEI Investments Global Funds Services (the "Administrator"), a Delaware statutory trust, has its principal business offices at One Freedom Valley Drive, Oaks, Pennsylvania 19456. SEI Investments Management Corporation ("SIMC"), a wholly-owned subsidiary of SEI Investments Company ("SEI Investments"), is the owner of all beneficial interest in the Administrator. SEI Investments and its subsidiaries and affiliates, including the Administrator, are leading providers of funds evaluation services, trust accounting systems, and brokerage and information services to financial institutions, institutional investors, and money managers. The Administrator and its affiliates also serve as administrator or sub-administrator to other mutual funds.

ADMINISTRATION AGREEMENT WITH THE TRUST. The Trust and the Administrator have entered into an administration agreement (the "Administration Agreement"). Under the Administration Agreement, the Administrator provides the Trust with administrative services, including regulatory reporting and all necessary office space, equipment, personnel and facilities. The Administrator also serves as the shareholder servicing agent for the Fund under a shareholder servicing arrangement with the Trust pursuant to which the Administrator provides certain shareholder services in addition to those set forth in the Administration Agreement.

The Administration Agreement provides that the Administrator shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the matters to which the Administration Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Administrator in the performance of its duties or from reckless disregard by it of its duties and obligations thereunder. The Administration Agreement shall remain in effect for a period of one year after the effective date of the agreement and shall continue in effect for successive periods of two years unless terminated by either party on not less than 90 days' prior written notice to the other party.

ADMINISTRATION FEES PAID TO THE ADMINISTRATOR. For its services under the Administration Agreement, the Administrator is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of 0.12% for the first $250 million in average daily net assets, 0.10% for the next $250 million in average daily net assets, 0.08% for the next $250 million in average daily net assets and 0.04% for all average daily net assets greater than $750 million. The minimum fee is $125,000 for one portfolio, $250,000 for two portfolios, $350,000 for three portfolios, an additional $75,000 for each additional portfolio over three and $20,000 for each additional class per portfolio after the first class, apportioned to the Fund as a percentage of average daily net assets. Due to these minimums, the annual administration fee the Fund pays will exceed the above percentages at low asset levels. For the fiscal years ended October 31, 2005, 2006 and 2007, the Fund paid the following administration fees:

------------------------------------------ ---------------------------------------------------------------------------------
                  FUND                                                 ADMINISTRATION FEES PAID
------------------------------------------ ---------------------------------------------------------------------------------
                                                     2005                       2006                        2007
------------------------------------------ ------------------------- --------------------------- ---------------------------
FMA Small Company Portfolio*                       $216,657                   $215,443                    $267,637
------------------------------------------ ------------------------- --------------------------- ---------------------------

------------
* The Portfolio directs certain portfolio trades to the Distributor, via a network of executing brokers, who pay a portion of the Portfolio's expenses. Under this arrangement, for the fiscal years ended October 31, 2005, 2006 and 2007, the Portfolio had expenses reduced by $97,591, $54,929 and $83,286, respectively, which was used to pay administration fees.

THE DISTRIBUTOR

The Trust and SEI Investments Distribution Co. (the "Distributor"), a wholly owned subsidiary of SEI Investments and an affiliate of the Administrator, are parties to a distribution agreement (the "Distribution Agreement") whereby the Distributor acts as principal underwriter for the Trust's shares.

The continuance of the Distribution Agreement must be specifically approved at least annually (i) by the vote of the Trustees or by a vote of the shareholders of the Fund and (ii) by the vote of a majority of the Trustees who are not parties to the Distribution Agreement or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement will terminate automatically in the event of its assignment, and is terminable at any time without penalty by the Board or by a majority of the outstanding shares of that Fund, upon not more than 60 days' written notice by either party. The Distribution Agreement provides that the Distributor shall not be protected against any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.

PAYMENTS TO FINANCIAL INTERMEDIARIES

The Adviser and/or its affiliates, at their discretion, may make payments from their own resources and not from Fund assets to affiliated or unaffiliated brokers, dealers, banks (including bank trust departments), trust companies, registered investment advisers, financial planners, retirement plan administrators, insurance companies, and any other institution having a service, administration, or any similar arrangement with the Fund, its service providers or their respective affiliates, as incentives to help market and promote the Fund and/or in recognition of their distribution, marketing, administrative services, and/or processing support.

These additional payments may be made to financial intermediaries that sell Fund shares or provide services to the Fund, the Distributor or shareholders of the Fund through the financial intermediary's retail distribution channel and/or fund supermarkets. Payments may also be made through the financial intermediary's retirement, qualified tuition, fee-based advisory, wrap fee bank trust, or insurance (e.g., individual or group annuity) programs. These payments may include, but are not limited to, placing the Fund in a financial intermediary's retail distribution channel or on a preferred or recommended fund list; providing business or shareholder financial planning assistance; educating financial intermediary personnel about the Fund; providing access to sales and management representatives of the financial intermediary; promoting sales of Fund shares; providing marketing and educational support; maintaining share balances and/or for sub-accounting, administrative or shareholder transaction processing services. A Financial Intermediary may perform the services itself or may arrange with a third party to perform the services.

The Adviser and/or its affiliates may also make payments from their own resources to financial intermediaries for costs associated with the purchase of products or services used in connection with sales and marketing, participation in and/or presentation at conferences or seminars, sales or training programs, client and investor entertainment and other sponsored events. The costs and expenses associated with these efforts may include travel, lodging, sponsorship at educational seminars and conferences, entertainment and meals to the extent permitted by law.

Revenue sharing payments may be negotiated based on a variety of factors, including the level of sales, the amount of Fund assets attributable to investments in the Fund by financial intermediaries' customers, a flat fee or other measures as determined from time to time by the Adviser and/or its affiliates. A significant purpose of these payments is to increase the sales of Fund shares, which in turn may benefit the Adviser through increased fees as Fund assets grow.

TRANSFER AGENT

DST Systems, Inc., 333 W. 11th Street, Kansas City, Missouri 64105 (the "Transfer Agent"), serves as the transfer agent and dividend disbursing agent for the Funds under a transfer agency agreement with the Trust.

CUSTODIAN

Union Bank of California, 475 Sansome Street, 15th Floor, San Francisco, California 94111 (the "Custodian") serves as the custodian of the Fund. The Custodian holds cash, securities and other assets of the Fund as required by the 1940 Act.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

_______________________________________________________________________________
______________________, serves as independent registered public accounting firm for the Fund. The financial statements and notes thereto incorporated by reference have been audited by PricewaterhouseCoopers LLP, as indicated in their report with respect thereto, and are incorporated by reference in reliance upon the authority of said firm as experts in giving said reports.

LEGAL COUNSEL

Morgan, Lewis & Bockius LLP, 1701 Market Street, Philadelphia, Pennsylvania 19103-2921, serves as legal counsel to the Trust.

TRUSTEES AND OFFICERS OF THE TRUST

BOARD RESPONSIBILITIES. The management and affairs of the Trust and the Fund are supervised by the Trustees under the laws of the Commonwealth of Massachusetts. Each Trustee is responsible for overseeing the Fund and each of the Trust's additional 35 funds, which includes funds not described in this SAI. The Trustees have approved contracts, as described above, under which certain companies provide essential management services to the Trust.

MEMBERS OF THE BOARD. Set forth below are the names, dates of birth, position with the Trust, length of term of office, and the principal occupations for the last five years of each of the persons currently serving as Trustees of the Trust. Unless otherwise noted, the business address of each Trustee is SEI Investments Company, One Freedom Valley Drive, Oaks, Pennsylvania 19456.

----------------------------- ------------------ -------------------------------- --------------------------------------------
                                  POSITION
                               WITH TRUST AND
          NAME AND                 LENGTH             PRINCIPAL OCCUPATIONS                OTHER DIRECTORSHIPS HELD
       DATE OF BIRTH               OF TERM               IN PAST 5 YEARS
------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES
----------------------------- ------------------ -------------------------------- --------------------------------------------
Robert Nesher                 Chairman of the    SEI employee 1974 to present;    Trustee of The Advisors' Inner Circle Fund
(08/17/46)                    Board of           currently performs various       II, Bishop Street Funds, SEI Global Master
                              Trustees*          services on behalf of SEI        Fund, plc, SEI Global Assets Fund, plc,
                              (since 1991)       Investments for which Mr.        SEI Global Investments Fund, plc, SEI
                                                 Nesher is compensated.           Investments Global, Limited, SEI
                                                 Executive Vice President of      Opportunity Master Fund, L.P., SEI
                                                 SEI Investments, 1986 to         Opportunity Fund, L.P., SEI Asset
                                                 1994.  Director and Executive    Allocation Trust, SEI Index Fund, SEI
                                                 Vice President of the            Daily Income Trust, SEI Institutional
                                                 Administrator and the            International Trust, SEI Institutional
                                                 Distributor, 1981 to 1994.       Investments Trust, SEI Institutional
                                                                                  Managed Trust, SEI Liquid Asset Trust and
                                                                                  SEI Tax Exempt Trust.
----------------------------- ------------------ -------------------------------- --------------------------------------------

----------------------------- ------------------ -------------------------------- --------------------------------------------
                                  POSITION
                               WITH TRUST AND
          NAME AND                 LENGTH             PRINCIPAL OCCUPATIONS                OTHER DIRECTORSHIPS HELD
       DATE OF BIRTH               OF TERM               IN PAST 5 YEARS
------------------------------------------------------------------------------------------------------------------------------
William M. Doran              Trustee*           Self-Employed Consultant since   Trustee of The Advisors' Inner Circle Fund
(05/26/40)                    (since 1992)       2003.  Partner, Morgan, Lewis    II, Bishop Street Funds, SEI Asset
                                                 & Bockius LLP (law firm) from    Allocation Trust, SEI Daily Income Trust,
                                                 1976 to 2003, counsel to the     SEI Index Fund, SEI Institutional
                                                 Trust, SEI Investments, the      International Trust, SEI Institutional
                                                 Administrator and the            Investments Trust, SEI Institutional
                                                 Distributor. Director of the     Managed Trust, SEI Liquid Asset Trust and
                                                 Distributor since 2003.          SEI Tax Exempt Trust., SEI Investments -
                                                 Director of SEI Investments      Global Fund Services Limited, SEI
                                                 since 1974; Secretary of SEI     Investments Global, Limited, SEI
                                                 Investments since 1978.          Investments (Europe), Limited, SEI
                                                                                  Investments (Asia) Limited, and SEI Asset
                                                                                  Korea Co., Ltd.
------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
----------------------------- ------------------ -------------------------------- --------------------------------------------
Charles E. Carlbom            Trustee            Self-Employed Business           Trustee of The Advisors' Inner Circle Fund
(08/20/34)                    (since 2005)       Consultant, Business             II, Bishop Street Funds; Board Member,
                                                 Projects Inc. since 1997.        Oregon Transfer Co., and O.T. Logistics,
                                                 Director, Crown Pacific Inc.,    Inc.
                                                 CEO and President, United
                                                 Grocers Inc. from 1997 to 2000.
----------------------------- ------------------ -------------------------------- --------------------------------------------
Mitchell A. Johnson           Trustee            Retired.                         Trustee of The Advisors' Inner Circle Fund
(03/01/42)                    (since 2005)                                        II, Bishop Street Funds; Director, Federal
                                                                                  Agricultural Mortgage Corporation; Trustee
                                                                                  of Diversified Investors Portfolio, The
                                                                                  Diversified Investors Fund Group, The
                                                                                  Diversified Investors Fund Group II, and the
                                                                                  Diversified Investors Strategies Variable
                                                                                  Funds.
----------------------------- ------------------ -------------------------------- --------------------------------------------
Betty L. Krikorian            Trustee            Self-Employed Legal  and         Trustee of The Advisors' Inner Circle Fund
(01/23/43)                    (since 2005)       Financial Services Consultant    II and Bishop Street Funds.
                                                 since 2003.  State Street Bank
                                                 In-house counsel, 1995 to
                                                 2003.
----------------------------- ------------------ -------------------------------- --------------------------------------------
James M. Storey               Trustee             Attorney, Solo Practitioner     Trustee of The Advisors' Inner Circle Fund
(04/12/31)                    (since 1994)       since 1994. Partner, Dechert     II, Bishop Street Funds, Massachusetts
                                                 Price & Rhoads (law firm),       Health and Education Tax-Exempt Trust, SEI
                                                 September 1987 to December       Asset Allocation Trust, SEI Daily Income
                                                 1993.                            Trust, SEI Index Fund, SEI Institutional
                                                                                  International Trust, SEI Institutional
                                                                                  Investments Trust, SEI Institutional
                                                                                  Managed Trust, SEI Liquid Asset Trust and
                                                                                  SEI Tax Exempt Trust, and U.S. Charitable
                                                                                  Gift Trust.
----------------------------- ------------------ -------------------------------- --------------------------------------------

----------------------------- ------------------ -------------------------------- --------------------------------------------
                                  POSITION
                               WITH TRUST AND
          NAME AND                 LENGTH             PRINCIPAL OCCUPATIONS                OTHER DIRECTORSHIPS HELD
       DATE OF BIRTH               OF TERM               IN PAST 5 YEARS
------------------------------------------------------------------------------------------------------------------------------
George J. Sullivan, Jr.       Trustee            Chief Executive Officer,         Trustee of The Advisors' Inner Circle Fund
(11/13/42)                    (since 1999)       Newfound Consultants Inc.        II, Bishop Street Funds, SEI Asset
                                                 since April 1997.  General       Allocation Trust, SEI Opportunity Fund,
                                                 Partner, Teton Partners, L.P.,   SEI Daily Income Trust, SEI Index Fund,
                                                 June 1991 to December 1996;      SEI Institutional International Trust, SEI
                                                 Chief Financial Officer.         Institutional Investments Trust, SEI
                                                                                  Institutional Managed Trust, SEI Liquid
                                                                                  Asset Trust, SEI Opportunity Master Fund,
                                                                                  SEI Tax Exempt Trust, and State Street
                                                                                  Navigator Securities Lending Trust.
----------------------------- ------------------ -------------------------------- --------------------------------------------

------------
* Denotes Trustees who may be deemed to be "interested" persons of the Fund as that term is defined in the 1940 Act by virtue of their affiliation with the Distributor and/or its affiliates.

BOARD COMMITTEES.  The Board has established the following standing committees:

o AUDIT COMMITTEE. The Board has a standing Audit Committee that is composed of each of the independent Trustees of the Trust. The Audit Committee operates under a written charter approved by the Board. The principal responsibilities of the Audit Committee include: recommending which firm to engage as each fund's independent registered public accounting firm and whether to terminate this relationship; reviewing the independent registered public accounting firm's compensation, the proposed scope and terms of its engagement, and the firm's independence; pre-approving audit and non-audit services provided by each fund's independent registered public accounting firm to the Trust and certain other affiliated entities; serving as a channel of communication between the independent registered public accounting firm and the Trustees; reviewing the results of each external audit, including any qualifications in the independent registered public accounting firm's opinion, any related management letter, management's responses to recommendations made by the independent registered public accounting firm in connection with the audit, reports submitted to the Committee by the internal auditing department of the Trust's Administrator that are material to the Trust as a whole, if any, and management's responses to any such reports; reviewing each fund's audited financial statements and considering any significant disputes between the Trust's management and the independent registered public accounting firm that arose in connection with the preparation of those financial statements; considering, in consultation with the independent registered public accounting firm and the Trust's senior internal accounting executive, if any, the independent registered public accounting firms' report on the adequacy of the Trust's internal financial controls; reviewing, in consultation with each fund's independent registered public accounting firm, major changes regarding auditing and accounting principles and practices to be followed when preparing each fund's financial statements; and other audit related matters. Messrs. Carlbom, Johnson, Storey, Sullivan and Ms. Krikorian currently serve as members of the Audit Committee. The Audit Committee meets periodically, as necessary, and met 27 times in the most recently completed fiscal year.

o FAIR VALUE PRICING COMMITTEE. The Board has a standing Fair Value Pricing Committee that is composed of at least one Trustee and various representatives of the Trust's service providers, as appointed by the Board. The Fair Value Pricing Committee operates under procedures approved by the Board. The principal responsibility of the Fair Value Pricing Committee is to determine the fair value of securities for which current market quotations are not readily available. The Fair Value Pricing Committee's determinations are reviewed by the Board. Mr. Nesher, interested Trustee, currently serves as the Board's delegate on the Fair Value Pricing Committee. The Fair Value Pricing Committee meets periodically, as necessary, and met four times in the most recently completed fiscal year.

o NOMINATING COMMITTEE. The Board has a standing Nominating Committee that is composed of each of the independent Trustees of the Trust. The Nominating Committee operates under a written charter approved by the Board. The principal responsibility of the Nominating Committee is to consider, recommend and nominate candidates to fill vacancies on the Trust's Board, if any. The Nominating Committee will consider nominees recommended by shareholders if such recommendations are submitted in writing and addressed to the Nominating Committee at the Trust's offices. Messrs. Carlbom, Johnson, Storey, Sullivan and Ms. Krikorian, currently serve as members of the Nominating Committee. The Nominating Committee meets periodically, as necessary, and did not meet during the most recently completed fiscal year.

FUND SHARES OWNED BY BOARD MEMBERS. The following table shows the dollar amount range of each Trustee's "beneficial ownership" of shares of the Fund as of the end of the most recently completed calendar year. Dollar amount ranges disclosed are established by the SEC. "Beneficial ownership" is determined in accordance with Rule 16a-1(a)(2) under the 1934 Act. The Trustees and officers of the Trust own less than 1% of the outstanding shares of the Trust.

---------------------- ------------------------------------------------------ ----------------------------------------------
        NAME                       DOLLAR RANGE OF FUND SHARES*                     AGGREGATE DOLLAR RANGE OF SHARES*
---------------------- ------------------------------------------------------ ----------------------------------------------
       Carlbom                                 None                                               None
---------------------- ------------------------------------------------------ ----------------------------------------------
        Doran                                  None                                               None
---------------------- ------------------------------------------------------ ----------------------------------------------
       Johnson                                 None                                               None
---------------------- ------------------------------------------------------ ----------------------------------------------
      Krikorian                                None                                               None
---------------------- ------------------------------------------------------ ----------------------------------------------
       Nesher                                  None                                               None
---------------------- ------------------------------------------------------ ----------------------------------------------
       Storey                                  None                                               None
---------------------- ------------------------------------------------------ ----------------------------------------------
      Sullivan                                 None                                               None
---------------------- ------------------------------------------------------ ----------------------------------------------

-----------
*    Valuation date is December 31, 2007.

BOARD COMPENSATION. The Trust paid the following fees to the Trustees during its most recently completed fiscal year.

---------------------- --------------------------- --------------------------- -------------------------- ---------------------
                                                     PENSION OR RETIREMENT         ESTIMATED ANNUAL        TOTAL COMPENSATION
                               AGGREGATE            BENEFITS ACCRUED AS PART        BENEFITS UPON          FROM THE TRUST AND
        NAME                  COMPENSATION              OF FUND EXPENSES              RETIREMENT             FUND COMPLEX*
---------------------- --------------------------- --------------------------- -------------------------- ---------------------
       Carlbom                  $45,628                       n/a                         n/a                   $45,628
---------------------- --------------------------- --------------------------- -------------------------- ---------------------
        Doran                   $45,628                       n/a                         n/a                   $45,628
---------------------- --------------------------- --------------------------- -------------------------- ---------------------
       Johnson                  $45,628                       n/a                         n/a                   $45,628
---------------------- --------------------------- --------------------------- -------------------------- ---------------------
      Krikorian                 $45,628                       n/a                         n/a                   $45,628
---------------------- --------------------------- --------------------------- -------------------------- ---------------------
       Nesher                      $0                         n/a                         n/a                      $0
---------------------- --------------------------- --------------------------- -------------------------- ---------------------
      Peters**                  $34,267                       n/a                         n/a                   $34,267
---------------------- --------------------------- --------------------------- -------------------------- ---------------------
       Storey                   $45,628                       n/a                         n/a                   $45,628
---------------------- --------------------------- --------------------------- -------------------------- ---------------------
      Sullivan                  $45,628                       n/a                         n/a                   $45,628
---------------------- --------------------------- --------------------------- -------------------------- ---------------------

------------
* The Trust is the only investment company in the "Fund Complex." ** Served as Trustee until August 26, 2007.

TRUST OFFICERS. Set forth below are the names, dates of birth, position with the Trust, length of term of office, and the principal occupations for the last five years of each of the persons currently serving as executive officers of the Trust. Unless otherwise noted, the business address of each officer is SEI Investments Company, Oaks, Pennsylvania 19456. The Chief Compliance Officer is the only officer who receives compensation from the Trust for his services.

Certain officers of the Trust also serve as officers of one or more mutual funds for which SEI Investments Company or its affiliates act as investment manager, administrator or distributor.

-------------------------- ------------------------- ------------------------------------------------- ---------------------
        NAME AND           POSITION WITH TRUST AND        PRINCIPAL OCCUPATIONS IN PAST 5 YEARS        OTHER DIRECTORSHIPS
      DATE OF BIRTH             LENGTH OF TERM                                                                 HELD
-------------------------- ------------------------- ------------------------------------------------- ---------------------
James F. Volk                     President          Chief Accounting Officer and Chief Compliance     None.
(08/28/62)                       (since 2003)        Officer at SEI Investment Manager Services
                                                     since 2004.  Senior Operations Officer at SEI
                                                     Investments, Fund Accounting and Administration
                                                     from 1996 to 2004.
-------------------------- ------------------------- ------------------------------------------------- ---------------------
Michael Lawson               Controller and Chief    Director, Fund Accounting since July 2005,        None.
(10/8/60)                     Financial Officer      Manager, Fund Accounting, SEI Investments AVP,
                                (since 2005)         from April 1995 through July 2005,
                                                     excluding February 1998 through October 1998,
                                                     Assistant Product Manager, Pilgrim Baxter &
                                                     Associates February 1998 through October 1998.
-------------------------- ------------------------- ------------------------------------------------- ---------------------
Russell Emery                  Chief Compliance      Director of Investment Product Management and     None.
(12/18/62)                         Officer           Development, SEI Investments, since February
                                (since 2006)         2003; Senior Investment Analyst - Equity
                                                     Team, SEI Investments, from March 2000 to
                                                     February 2003.
-------------------------- ------------------------- ------------------------------------------------- ---------------------
Carolyn Mead                  Vice President and     Counsel, SEI Investments since 2007; Associate,   None.
(07/08/57)                        Secretary          Stradley, Ronon, Stevens & Young from 2004 to
                                 (since 2007)        2007; Counsel, ING Variable Annuities from 1999
                                                     to 2002.
-------------------------- ------------------------- ------------------------------------------------- ---------------------
Timothy D. Barto              Vice President and     General Counsel and Secretary of SIMC and the     None.
(03/28/68)                   Assistant Secretary     Administrator since 2004. Vice President of
                                (since 1999)         SIMC and the Administrator since 1999.
                                                     Vice President and Assistant Secretary of SEI
                                                     Investments since 2001. Assistant Secretary of
                                                     SIMC, the Administrator and the Distributor and
                                                     Vice President of the Distributor from 1999 to
                                                     2003.
-------------------------- ------------------------- ------------------------------------------------- ---------------------
James Ndiaye                    Vice President       Vice President and Assistant Secretary of SIMC    None.
(09/11/68)                 and Assistant Secretary   since 2005.  Vice President at Deutsche Asset
                                 (since 2004)        Management from 2003 to 2004. Associate at
                                                     Morgan, Lewis & Bockius LLP from 2000 to 2003.
                                                     Assistant Vice President at ING Variable Annuities
                                                     Group from 1999 to 2000.
-------------------------- ------------------------- ------------------------------------------------- ---------------------
Sofia A. Rosala                 Vice President       Vice President and Assistant Secretary of SIMC    None.
(02/01/74)                 and Assistant Secretary   and the Administrator since 2005. Compliance
                                 (since 2006)        Officer at SEI Investments from 2001 to 2004.
                                                     Account and Product Consultant at SEI Private
                                                     Trust Company from 1998 to 2001.


-------------------------- ------------------------- ------------------------------------------------- ---------------------
        NAME AND           POSITION WITH TRUST AND        PRINCIPAL OCCUPATIONS IN PAST 5 YEARS        OTHER DIRECTORSHIPS
      DATE OF BIRTH             LENGTH OF TERM                                                                 HELD
-------------------------- ------------------------- ------------------------------------------------- ---------------------
Joseph Gallo                    Vice President       Attorney, Investment Management Legal             None.
(04/29/1973)               and Assistant Secretary   Department at SIMC since 2007.  Associate
                                 (since 2007)        Counsel at ICMA-RC from 2004 to 2007.
                                                     Assistant Secretary at The VantageTrust Company
                                                     in 2007.  Assistant Secretary for Vantagepoint
                                                     Funds from 2006 to 2007.
-------------------------- ------------------------- ------------------------------------------------- ---------------------
Nicole Welch                     AML Officer         Compliance Analyst, TD Waterhouse, 2004.          None.
(09/13/77)                       (since 2005)        Senior Compliance Analyst, UBS Financial
                                                     Services, 2002-2004.
                                                     Knowledge Management
                                                     Analyst,
                                                     PricewaterhouseCoopers
                                                     Consulting, 2000 to 2002.

-------------------------- ------------------------- ------------------------------------------------- ---------------------

PURCHASING AND REDEEMING SHARES

Purchases and redemptions may be made through the Transfer Agent on any day the New York Stock Exchange ("NYSE") is open for business. Shares of the Fund are offered and redeemed on a continuous basis. Currently, the Trust is closed for business when the following holidays are observed: New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.

It is currently the Trust's policy to pay all redemptions in cash. The Trust retains the right, however, to alter this policy to provide for redemptions in whole or in part by a distribution in-kind of securities held by the Fund in lieu of cash. Shareholders may incur brokerage charges on the sale of any such securities so received in payment of redemptions. A shareholder will at all times be entitled to aggregate cash redemptions from the Fund up to the lesser of $250,000 or 1% of the Trust's net assets during any 90-day period. The Trust has obtained an exemptive order from the SEC that permits the Trust to make in-kind redemptions to those shareholders of the Trust that are affiliated with the Trust solely by their ownership of a certain percentage of the Trust's investment portfolios.

The Trust reserves the right to suspend the right of redemption and/or to postpone the date of payment upon redemption for any period on which trading on the NYSE is restricted, or during the existence of an emergency (as determined by the SEC by rule or regulation) as a result of which disposal or valuation of the Fund's securities is not reasonably practicable, or for such other periods as the SEC has by order permitted. The Trust also reserves the right to suspend sales of shares of the Fund for any period during which the NYSE, the Adviser, the Administrator, the Transfer Agent and/or the Custodian are not open for business.

DETERMINATION OF NET ASSET VALUE

GENERAL POLICY. The Fund adheres to Section 2(a)(41), and Rule 2a-4 thereunder, of the 1940 Act with respect to the valuation of portfolio securities. In general, securities for which market quotations are readily available are valued at current market value, and all other securities are valued at fair value as determined in good faith by the Board. In complying with the 1940 Act, the Trust relies on guidance provided by the SEC and by the SEC staff in various interpretive letters and other guidance.

EQUITY SECURITIES. Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00 p.m. Eastern Time if a security's primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on

NASDAQ, the NASDAQ Official Closing Price will be used. If such prices are not available or determined to not represent the fair value of the security as of the Fund's pricing time, the security will be valued at fair value as determined in good faith using methods approved by the Board.

MONEY MARKET SECURITIES AND OTHER DEBT SECURITIES. If available, money market securities and other debt securities are priced based upon valuations provided by recognized independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Such methodologies generally consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. Money market securities and other debt securities with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. If such prices are not available or determined to not represent the fair value of the security as of the Fund's pricing time, the security will be valued at fair value as determined in good faith using methods approved by the Board.

USE OF THIRD-PARTY INDEPENDENT PRICING AGENTS. Pursuant to contracts with the Administrator, market prices for most securities held by the Fund are provided daily by third-party independent pricing agents that are approved by the Board. The valuations provided by third-party independent pricing agents are reviewed daily by the Administrator.

TAXES

The following is only a summary of certain additional federal income tax considerations generally affecting the Fund and its shareholders that is intended to supplement the discussion contained in the Fund's prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Fund or its shareholders, and the discussion here and in the Fund's prospectus is not intended as a substitute for careful tax planning. Shareholders are urged to consult with their tax advisors with specific reference to their own tax situations, including their state, local, and foreign tax liabilities.

The following general discussion of certain federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on the date of this SAI. New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.

QUALIFICATIONS AS A RIC. The Fund intends to qualify and elects to be treated as a "regulated investment company" ("RIC") under Subchapter M of the Code. By following such a policy, the Fund expects to eliminate or reduce to a nominal amount the federal taxes to which it may be subject. The Board reserves the right not to maintain the qualification of the Fund as a regulated investment company if it determines such course of action to be beneficial to shareholders.

In order to be taxable as a RIC, the Fund must distribute annually to its shareholders at least 90% of its net investment income (generally net investment income plus the excess of net short-term capital gains over net long-term capital losses, less operating expenses) and at least 90% of its net tax exempt interest income, for each tax year, if any, to its shareholders ("Distribution Requirement") and also must meet several additional requirements. Among these requirements are the following: (i) at least 90% of the Fund's gross income each taxable year must be derived from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities, or foreign currencies, and certain other related income, including, generally, certain gains from options, futures, and forward contracts derived with respect to its business of investing in such stock, securities or currencies, and net income derived from an interest in a qualified publicly traded partnership; (ii) at the end of each fiscal quarter of the Fund's taxable year, at least 50% of the market value of its total assets must be represented by cash and cash items, U.S. government securities, securities of other RICs and other securities, with such other securities limited, in respect to any one issuer, to an amount not greater than 5% of the value of the Fund's total assets or more than 10% of the outstanding voting securities of such issuer, including the equity securities of a qualified publicly traded partnership and (iii) at the end of each fiscal quarter of the Fund's taxable year, not more than 25% of the value of its total assets is invested in the securities (other than U.S. government securities or securities of other RICs) of any one issuer or two or more issuers that the Fund controls and which are engaged in the same, or similar, or related trades or businesses, or the securities of one or more qualified publicly traded partnerships.

If the Fund fails to qualify as a RIC for any year, all of its income will be subject to federal income tax at regular corporate rates without any deduction for distributions to shareholders. In such case, its shareholders would be taxed as if they received ordinary dividends, although corporate shareholders could be eligible for the dividends received deduction and individuals may be able to benefit from the lower tax rates available to qualified dividend income.

FEDERAL EXCISE TAX. Notwithstanding the Distribution Requirement described above, which only requires the Fund to distribute at least 90% of its annual investment company income and does not require any minimum distribution of net capital gain, the Fund will be subject to a nondeductible 4% federal excise tax to the extent it fails to distribute, by the end of any calendar year, at least 98% of its ordinary income for that year and 98% of its capital gain net income (the excess of short- and long-term capital gain over short- and long-term capital loss) for the one-year period ending on October 31 of that year, plus certain other amounts. The Fund intends to make sufficient distributions to avoid liability for federal excise tax, but can make no assurances that such tax will be completely eliminated. The Fund may in certain circumstances be required to liquidate Fund investments in order to make sufficient distributions to avoid federal excise tax liability at a time when the investment adviser might not otherwise have chosen to do so, and liquidation of investments in such circumstances may affect the ability of the Fund to satisfy the requirement for qualification as a RIC.

SHAREHOLDER TREATMENT. The Fund's dividends that are paid to their corporate shareholders and are attributable to qualifying dividends it received from U.S. domestic corporations may be eligible, in the hands of such shareholders, for the corporate dividends received deduction, subject to certain holding period requirements and debt financing limitations. Generally, and subject to certain limitations (including certain holding period limitations), a dividend will be treated as a qualifying dividend if it has been received from a domestic corporation. All dividends (including the deducted portion) must be included in your alternative minimum taxable income calculation.

The Fund receives income generally in the form of dividends and interest on investments. This income, plus net short-term capital gains, if any, less expenses incurred in the operation of the Fund, constitutes the Fund's net investment income from which dividends may be paid to you. Any distributions by the Fund from such income will be taxable to you as ordinary income, or at the lower capital gains rates that apply to individuals receiving qualified dividend income, whether you take them in cash or in additional shares.

Distributions by the Fund will be eligible for the reduced maximum tax rate to individuals of 15% (5% for individuals in lower tax brackets) to the extent that the Fund receives qualified dividend income on the securities it holds and the Fund designates the distributions as qualified dividend income. Qualified dividend income is, in general, dividend income from taxable domestic corporations and certain foreign corporations (e.g., foreign corporations incorporated in a possession of the United States or in certain countries with a comprehensive tax treaty with the United States, or the stock of which is readily tradable on an established securities market in the United States). A dividend will not be treated as qualified dividend income to the extent that (i) the shareholder has not held the shares on which the dividend was paid for more than 60 days during the 121-day period that begins on the date that is 60 days before the date on which the shares become "ex-dividend" (which is the day on which declared distributions (dividends or capital gains) are deducted from the Fund's assets before it calculates the net asset value) with respect to such dividend, (ii) the Fund has not satisfied similar holding period requirements with respect to the securities it holds that paid the dividends distributed to the shareholder), (iii) the shareholder is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to substantially similar or related property, or (iv) the shareholder elects to treat such dividend as investment income under section 163(d)(4)(B) of the Code. Absent further legislation, the maximum 15% rate on qualified dividend income will not apply to dividends received in taxable years beginning after December 31, 2010. Distributions by the Fund of its net short-term capital gains will be taxable as ordinary income. Capital gain distributions consisting of the Fund's net capital gains will be taxable as long-term capital gains. The Fund will report annually to its shareholders the amount of the Fund's distributions that qualify for the reduced tax rates on qualified dividend income.

If the Fund's distributions exceed its taxable income and capital gains realized during a taxable year, all or a portion of the distributions made in the same taxable year may be recharacterized as a return of capital to the shareholders. A return of capital distribution will generally not be taxable, but will reduce each shareholder's cost basis in the Fund and result in a higher reported capital gain or lower reported capital loss when those shares on which the distribution was received are sold.

Any gain or loss recognized on a sale, exchange, or redemption of shares of the Fund by a shareholder who is not a dealer in securities will generally, for individual shareholders, be treated as a long-term capital gain or loss if the shares have been held for more than twelve months and otherwise will be treated as a short-term capital gain or loss. However, if shares on which a shareholder has received a net capital gain distribution are subsequently sold, exchanged, or redeemed and such shares have been held for six months or less, any loss recognized will be treated as a long-term capital loss to the extent of the net capital gain distribution. In addition, the loss realized on a sale or other disposition of shares will be disallowed to the extent a shareholder repurchases (or enters into a contract to or option to repurchase) shares within a period of 61 days (beginning 30 days before and ending 30 days after the disposition of the shares). This loss disallowance rule will apply to shares received through the reinvestment of dividends during the 61-day period.

FOREIGN TAXES. Dividends and interests received by a Fund may be subject to income, withholding or other taxes imposed by foreign countries and U.S. possessions that would reduce the yield on the Fund's stock or securities. Tax conventions between certain countries and the United States may reduce or eliminate these taxes. Foreign countries generally do not impose taxes on capital gains with respect to investments by foreign investors.

STATE TAXES. Depending upon state and local law, distributions by the Fund to its shareholders and the ownership of such shares may be subject to state and local taxes. Rules of state and local taxation of dividend and capital gains distributions from RICs often differ from rules for federal income taxation described above. The Fund will not be liable for any income or franchise tax in Massachusetts if it qualifies as a RIC for federal income tax purposes. Shareholders are urged to consult their tax advisors regarding state and local taxes applicable to an investment in the Fund.

Many states grant tax-free status to dividends paid to you from interest earned on direct obligations of the U.S. government, subject in some states to minimum investment requirements that must be met by the Fund. Investment in GNMA or FNMA securities, banker's acceptances, commercial paper, and repurchase agreements collateralized by U.S. government securities do not generally qualify for such tax-free treatment. The rules on exclusion of this income are different for corporate shareholders.

TAX TREATMENT OF COMPLEX SECURITIES. The Fund may invest in complex securities. These investments may be subject to numerous special and complex tax rules. These rules could affect whether gains and losses recognized by the Fund are treated as ordinary income or capital gain, accelerate the recognition of income to the Fund and/or defer the Fund's ability to recognize losses, and, in limited cases, subject the Fund to U.S. federal income tax on income from certain of its foreign securities. In turn, these rules may affect the amount, timing or character of the income distributed to you by the Fund.

Most foreign exchange gains realized on the sale of debt securities are treated as ordinary income by the Fund. Similarly, foreign exchange losses realized by the Fund on the sale of debt securities are generally treated as ordinary losses by the Fund. These gains when distributed will be taxable to you as ordinary dividends, and any losses will reduce the Fund's ordinary income otherwise available for distribution to you. This treatment could increase or reduce the Fund's ordinary income distributions to you, and may cause some or all of the Fund's previously distributed income to be classified as a return of capital.

OTHER TAX POLICIES. In certain cases, the Fund will be required to withhold at the applicable withholding rate, and remit to the United States Treasury, such withheld amounts on any distributions paid to a shareholder who (1) has failed to provide a correct taxpayer identification number, (2) is subject to backup withholding by the Internal Revenue Service, (3) has not certified to the Fund that such shareholder is not subject to backup withholding, or (4) has not certified that such shareholder is a U.S. person or U.S. resident alien.

Non-U.S. investors in the Fund may be subject to U.S. withholding and estate tax and are encouraged to consult their tax advisors prior to investing in the Fund.

With respect to investments in STRIPS, TRs, and other zero coupon securities which are sold at original issue discount and thus do not make periodic cash interest payments, the Fund will be required to include as part of its current income the imputed interest on such obligations even though the Fund has not received any interest payments on such obligations during that period. Because the Fund distributes all of its net investment income to its shareholders, the Fund may have to sell Fund securities to distribute such imputed income which may occur at a time when the Adviser would not have chosen to sell such securities and which may result in taxable gain or loss.

The status of the swap agreements and other commodity-linked derivative instruments under tests to qualify as a RIC under Subchapter M of the Code has been recently addressed in Revenue Ruling 2006-1 and Revenue Ruling 2006-31 which provide that income from commodity-linked swaps in which the Fund invests will not be considered qualifying income as of September 30, 2006. As a result, the Fund will therefore restrict its income from commodity-linked swaps (when combined with its other investments that produce non-qualifying income) to be less than 10 percent of its gross income.

BROKERAGE ALLOCATION AND OTHER PRACTICES

BROKERAGE TRANSACTIONS. Generally, equity securities are bought and sold through brokerage transactions for which commissions are payable. Purchases from underwriters will include the underwriting commission or concession, and purchases from dealers serving as market makers will include a dealer's mark-up or reflect a dealer's mark-down. Money market securities and other debt securities are usually bought and sold directly from the issuer or an underwriter or market maker for the securities. Generally, the Fund will not pay brokerage commissions for such purchases. When a debt security is bought from an underwriter, the purchase price will usually include an underwriting commission or concession. The purchase price for securities bought from dealers serving as market makers will similarly include the dealer's mark up or reflect a dealer's mark down. When the Fund executes transactions in the over-the-counter market, it will generally deal with primary market makers unless prices that are more favorable are otherwise obtainable.

In addition, the Adviser may place a combined order for two or more accounts it manages, including the Fund, engaged in the purchase or sale of the same security if, in its judgment, joint execution is in the best interest of each participant and will result in best price and execution. Transactions involving commingled orders are allocated in a manner deemed equitable to each account or fund. Although it is recognized that, in some cases, the joint execution of orders could adversely affect the price or volume of the security that a particular account or the Fund may obtain, it is the opinion of the Adviser and the Board that the advantages of combined orders outweigh the possible disadvantages of separate transactions. The Adviser believes that the ability of the Fund to participate in higher volume transactions will generally be beneficial to the Fund.

For the fiscal years ended October 31, 2005, 2006 and 2007, the Fund paid the following aggregate brokerage commissions on portfolio transactions:

--------------------------- ------------------------------------------------------------------------------------------
           FUND                               AGGREGATE DOLLAR AMOUNT OF BROKERAGE COMMISSIONS PAID
--------------------------- --------------------------- ---------------------------- ---------------------------------
                                       2005                        2006                            2007
--------------------------- --------------------------- ---------------------------- ---------------------------------
FMA Small Company                    $911,418                    $662,276                        $896,087
Portfolio
--------------------------- --------------------------- ---------------------------- ---------------------------------

BROKERAGE SELECTION. In selecting brokers, the Adviser considers the full range and quality of a broker's services, including, among other things, the value of research provided as well as execution capability, commission rate, financial responsibility and responsiveness. The Adviser periodically and systematically evaluates the execution performance of broker-dealers executing Fund transactions. The Fund pays commission rates that the Adviser believes to be competitive and in line with industry practice, taking into account the factors described above. The Adviser uses industry surveys conducted by research groups to evaluate whether the rates paid by the Fund remain competitive.

DIRECTED BROKERAGE FOR RESEARCH SERVICES. The Trust does not expect to use one particular broker or dealer, and when one or more brokers is believed capable of providing the best combination of price and execution, the Adviser may select a broker based upon brokerage or research services provided to the Adviser. The Adviser may pay a higher commission than otherwise obtainable from other brokers in return for such services only if a good faith determination is made that the commission is reasonable in relation to the services provided.

Section 28(e) of the 1934 Act permits the Adviser, under certain circumstances, to cause the Fund to pay a broker or dealer a commission for effecting a transaction in excess of the amount of commission another broker or dealer would have charged for effecting the transaction in recognition of the value of brokerage and research services provided by the broker or dealer. In addition to agency transactions, the Adviser may receive brokerage and research services in connection with certain riskless principal transactions, in accordance with applicable SEC guidance. Brokerage and research services include: (1) furnishing advice as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; (2) furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and the performance of accounts; and (3) effecting securities transactions and performing functions incidental thereto (such as clearance, settlement, and custody). In the case of research services, the Adviser believes that access to independent investment research is beneficial to their investment decision-making processes and, therefore, to the Fund.

To the extent research services may be a factor in selecting brokers, such services may be in written form or through direct contact with individuals and may include information as to particular companies and securities as well as market, economic, or institutional areas and information which assists in the valuation and pricing of investments. Examples of research-oriented services for which the Adviser might utilize Fund commissions include research reports and other information on the economy, industries, sectors, groups of securities, individual companies, statistical information, political developments, technical market action, pricing and appraisal services, credit analysis, risk measurement analysis, performance and other analysis. The Adviser may use research services furnished by brokers in servicing all client accounts and not all services may necessarily be used by the Adviser in connection with the Fund or any other specific client account that paid commissions to the broker providing such services. Information so received by the Adviser will be in addition to and not in lieu of the services required to be performed by the Adviser under the Advisory Agreement. Any advisory or other fees paid to the Adviser are not reduced as a result of the receipt of research services.

In some cases the Adviser may receive a service from a broker that has both a "research" and a "non-research" use. When this occurs, the Adviser makes a good faith allocation, under all the circumstances, between the research and non-research uses of the service. The percentage of the service that is used for research purposes may be paid for with client commissions, while the Adviser will use its own funds to pay for the percentage of the service that is used for non-research purposes. In making this good faith allocation, the Adviser faces a potential conflict of interest, but the Adviser believes that its allocation procedures are reasonably designed to ensure that it appropriately allocates the anticipated use of such services to their research and non-research uses.

From time to time, the Fund may purchase new issues of securities in a fixed price offering. In these situations, the seller may be a member of the selling group that will, in addition to selling securities, provide the Adviser with research services. The Financial Industry Regulatory Authority ("FINRA") has adopted rules expressly permitting these types of arrangements under certain circumstances. Generally, the seller will provide research "credits" in these situations at a rate that is higher than that which is available for typical secondary market transactions. These arrangements may not fall within the safe harbor of Section 28(e).

For the fiscal year ended October 31, 2007, the Fund paid the following commissions on brokerage transactions directed to brokers pursuant to an agreement or understanding whereby the broker provides research or other brokerage services to the Adviser:

--------------------------- ------------------------------------------- ----------------------------------------------------
FUND                             TOTAL DOLLAR AMOUNT OF BROKERAGE          TOTAL DOLLAR AMOUNT OF TRANSACTIONS INVOLVING
                                COMMISSIONS FOR RESEARCH SERVICES           BROKERAGE COMMISSIONS FOR RESEARCH SERVICES
--------------------------- ------------------------------------------- ----------------------------------------------------
FMA Small Company                            $712,838                                      $404,741,729
Portfolio
--------------------------- ------------------------------------------- ----------------------------------------------------

BROKERAGE WITH FUND AFFILIATES. The Fund may execute brokerage or other agency transactions through registered broker-dealer affiliates of either the Fund, the Adviser or the Distributor for a commission in conformity with the 1940 Act, the 1934 Act and rules promulgated by the SEC. Under the 1940 Act and the 1934 Act, affiliated broker-dealers are permitted to receive and retain compensation for effecting portfolio transactions for the Fund on an exchange if a written contract is in effect between the affiliate and the Fund expressly permitting the affiliate to receive and retain such compensation. These rules further require that commissions paid to the affiliate by the Fund for exchange transactions not exceed "usual and customary" brokerage commissions. The rules define "usual and customary" commissions to include amounts which are "reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time." The Trustees, including those who are not "interested persons" of the Fund, have adopted procedures for evaluating the reasonableness of commissions paid to affiliates and review these procedures periodically.

For the fiscal years ended October 31, 2005, 2006 and 2007, the Fund paid the following aggregate brokerage commissions on portfolio transactions effected by affiliated brokers. All amounts shown were paid to the Distributor.

-------------------------- ----------------------------------------------- ---------------------- ----------------------------
                                                                            PERCENTAGE OF TOTAL     PERCENTAGE OF AGGREGATE
                                                                                 BROKERAGE             DOLLAR AMOUNT OF
          FUND                  AGGREGATE DOLLAR AMOUNT OF BROKERAGE        COMMISSIONS PAID TO      TRANSACTIONS EFFECTED
                               COMMISSIONS PAID TO AFFILIATED BROKERS       AFFILIATED BROKERS    THROUGH AFFILIATED BROKERS
-------------------------- ------------- ------------- ------------------- ---------------------- ----------------------------
                               2005          2006             2007                 2007                      2007
-------------------------- ------------- ------------- ------------------- ---------------------- ----------------------------
FMA Small Company            $101,833      $85,421          $114,165              12.53%                    12.23%
Portfolio
-------------------------- ------------- ------------- ------------------- ---------------------- ----------------------------

SECURITIES OF "REGULAR BROKER-DEALERS." The Fund is required to identify any securities of its "regular brokers and dealers" (as such term is defined in the 1940 Act) which the Fund may hold at the close of its most recent fiscal year. As of October 31, 2007, the Fund held equity securities of Piper Jaffray valued at $3,577,000.

PORTFOLIO TURNOVER RATES. Portfolio turnover rate is defined under SEC rules as the value of the securities purchased or securities sold, excluding all securities whose maturities at the time of acquisition were one-year or less, divided by the average monthly value of such securities owned during the year. Based on this definition, instruments with remaining maturities of less than one-year are excluded from the calculation of the portfolio turnover rate. The Fund may at times hold investments in short-term instruments, which are excluded for purposes of computing portfolio turnover. For the Fund's two most recently completed fiscal years ended October 31, 2006 and 2007, the portfolio turnover rates for the Fund were as follows:

------------------------------------------ ---------------------------------------------------------------------------------
                  FUND                                                 PORTFOLIO TURNOVER RATES
------------------------------------------ ----------------------------------------- ---------------------------------------
                                                             2006                                     2007
------------------------------------------ ----------------------------------------- ---------------------------------------
FMA Small Company Portfolio                                 135%*                                     132%
------------------------------------------ ----------------------------------------- ---------------------------------------

------------
* Includes the effects of in-kind transactions. If the in-kind transactions were not included, the Portfolio Turnover Rate would have been 127%.

DISCLOSURE OF PORTFOLIO HOLDINGS

The Board has approved a policy and procedures that govern the timing and circumstances regarding the disclosure of Fund portfolio holdings information to shareholders and third parties. These policies and procedures are designed to ensure that disclosure of information regarding the Fund's portfolio securities is in the best interests of Fund shareholders, and include procedures to address conflicts between the interests of the Fund's shareholders and those of the Fund's Adviser, principal underwriter, or any affiliated person of the Fund, the Adviser, or the principal underwriter. Pursuant to such procedures, the Board has authorized the Adviser's Chief Compliance Officer ("Adviser CCO") to authorize the release of the Fund's portfolio holdings, as necessary, in conformity with the foregoing principles. The Adviser CCO, either directly or through reports by the Fund's Chief Compliance Officer, reports quarterly to the Board regarding the operation and administration of such policies and procedures.

Pursuant to applicable law, the Fund is required to disclose its complete portfolio holdings quarterly, within 60 days of the end of each fiscal quarter (currently, each January 31, April 30, July 31, and October 31). The Fund will disclose a complete or summary schedule of investments (which includes the Fund's 50 largest holdings in unaffiliated issuers and each investment in unaffiliated issuers that exceeds one percent of the Fund's net asset value ("Summary Schedule")) in its Semi-Annual and Annual Reports which are distributed to Fund shareholders. The Fund's complete schedule of investments following the first and third fiscal quarters is available in quarterly holdings reports filed with the SEC on Form N-Q, and is available in Semi-Annual and Annual Reports filed with the SEC on Form N-CSR.

Fund filings on Form N-Q and Form N-CSR are not distributed to Fund shareholders but are available, free of charge, on the EDGAR database on the SEC's website at WWW.SEC.GOV. Should the Fund include only a Summary Schedule rather than a complete schedule of investments in its Semi-Annual and Annual Reports, its Form N-CSR will be available without charge, upon request, by calling 1-866-FMA-8333.

The Adviser generally posts on its website at www.fmausa.com a detailed list of the securities held by the Fund (portfolio holdings) as of the most recent calendar month end in the "FMA Holdings" section of the "Mutual Funds" page, three (3) business days after the end of the calendar month. The Adviser may exclude any portion of the portfolio holdings from publication when deemed in the best interest of the Fund. These postings generally remain until replaced by new postings as described above.

In addition to information provided to shareholders and the general public, portfolio holdings information may be disclosed as frequently as daily to certain service providers, such as the custodian, administrator or transfer agent, in connection with their services to the Fund. From time to time rating and ranking organizations, such as S&P, Lipper and Morningstar, Inc., may request non-public portfolio holdings information in connection with rating the Fund. Similarly, institutional investors, financial planners, pension plan sponsors and/or their consultants or other third-parties may request portfolio holdings information in order to assess the risks of the Fund's portfolio along with related performance attribution statistics. The lag time for such disclosures will vary. The Fund believes that these third parties have legitimate objectives in requesting such portfolio holdings information.

The Fund's policies and procedures provide that the Adviser's CCO may authorize disclosure of non-public portfolio holdings information to such parties at differing times and/or with different lag times. Prior to making any disclosure to a third party, the Adviser's CCO must determine that such disclosure serves a reasonable business purpose, is in the best interests of the Fund's shareholders and that to the extent conflicts between the interests of the Fund's shareholders and those of the Fund's Adviser, principal underwriter, or any affiliated person of the Fund exist, such conflicts are addressed. Portfolio holdings information may be disclosed no more frequently than monthly to ratings agencies, consultants and other qualified financial professionals or individuals. The disclosures will not be made sooner than three days after the date of the information. The Fund's Chief Compliance Officer will regularly review these arrangements and will make periodic reports to the Board regarding disclosure pursuant to such arrangements.

With the exception of disclosures to rating and ranking organizations as described above, the Fund requires any third party receiving non-public holdings information to enter into a confidentiality agreement with the Adviser. The confidentiality agreement provides, among other things, that non-public portfolio holdings information will be kept confidential and that the recipient has a duty not to trade on the non-public information and will use such information solely to analyze and rank the Fund, or to perform due diligence and asset allocation, depending on the recipient of the information.

The Fund's policies and procedures prohibit any compensation or other consideration from being paid to or received by any party in connection with the disclosure of portfolio holdings information, including the Fund, Adviser and its affiliates or recipient of the Fund's portfolio holdings information.

DESCRIPTION OF SHARES

The Declaration of Trust authorizes the issuance of an unlimited number of portfolios and shares of each portfolio. Each share of a portfolio represents an equal proportionate interest in that portfolio with each other share. Shares are entitled upon liquidation to a pro rata share in the net assets of the portfolio. Shareholders have no preemptive rights. All consideration received by the Fund for shares of any portfolio and all assets in which such consideration is invested would belong to that portfolio and would be subject to the liabilities related thereto. Share certificates representing shares will not be issued. The Trust has received a legal opinion to the effect that the Fund's shares are fully paid and non-assessable.

SHAREHOLDER LIABILITY

The Trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a trust could, under certain circumstances, be held personally liable as partners for the obligations of the trust. Even if, however, the Trust were held to be a partnership, the possibility of the shareholders incurring financial loss for that reason appears remote because the Trust's Declaration of Trust contains an express disclaimer of shareholder liability for obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by or on behalf of the Trust or the Trustees, and because the Declaration of Trust provides for indemnification out of the Trust property for any shareholder held personally liable for the obligations of the Trust.

LIMITATION OF TRUSTEES' LIABILITY

The Declaration of Trust provides that a Trustee shall be liable only for his or her own willful defaults and, if reasonable care has been exercised in the selection of officers, agents, employees or investment advisers, shall not be liable for any neglect or wrongdoing of any such person. The Declaration of Trust also provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with actual or threatened litigation in which they may be involved because of their offices with the Trust unless it is determined in the manner provided in the Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Trust. However, nothing in the Declaration of Trust shall protect or indemnify a Trustee against any liability for his or her willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties. Nothing contained in this section attempts to disclaim a Trustee's individual liability in any manner inconsistent with the federal securities laws.

PROXY VOTING

The Board has delegated responsibility for decisions regarding proxy voting for securities held by the Fund to the Adviser. The Adviser will vote such proxies in accordance with its proxy policies and procedures, which are included in Appendix B to this SAI. The Board will periodically review the Fund's proxy voting record.

A description of the policies and procedures that the Adviser uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available on Form N-PX (i) without charge, upon request, by calling 1-866-FMA-8333; and (ii) on the SEC's website at HTTP://WWW.SEC.GOV.

CODES OF ETHICS

The Board has adopted a Code of Ethics pursuant to Rule 17j-1 under the 1940 Act. In addition, the Adviser and Distributor have adopted Codes of Ethics pursuant to Rule 17j-1. These Codes of Ethics (each a "Code of Ethics" and together the "Codes of Ethics") apply to the personal investing activities of trustees, officers and certain employees ("access persons"). Rule 17j-1 and the Codes of Ethics are designed to prevent unlawful practices in connection with the purchase or sale of securities by access persons. Under each Code of Ethics, access persons are permitted to engage in personal securities transactions, but are required to report their personal securities transactions for monitoring purposes. The Codes of Ethics further require certain access persons to obtain approval before investing in initial public offerings and limited offerings. Copies of these Codes of Ethics are on file with the SEC, and are available to the public. The Adviser's Code of Ethics prohibits investment in securities that are held by the Fund.

5% AND 25% SHAREHOLDERS

As of December 31, 2007, the following persons were record owners (or to the knowledge of the Trust, beneficial owners) of 5% to 25% or more of any class of shares of the Fund.

FMA SMALL COMPANY PORTFOLIO - INVESTOR SHARES

SHAREHOLDER                                   NUMBER OF SHARES         %
-----------                                   ----------------         -
Fidelity Invest Inst Operations Co.           4,935,560.7720           50.10%
Inc. for Certain Employee Benefit Plans
100 Magellan Way KWIC
Covington, KY 41015-1999

Charles Schwab & Co. Inc.                     1,413,484.1890           14.35%
Reinvest Account
Attn Mutual Funds
101 Montgomery Street
San Francisco, CA 94104-4151

FMA SMALL COMPANY PORTFOLIO - INSTITUTIONAL SHARES*

SHAREHOLDER                                   NUMBER OF SHARES         %
-----------                                   ----------------         -

N/A

------------
* THE INSTITUTIONAL SHARES OF THE FUND HAVE NOT COMMENCED OPERATIONS AS OF THE PERIOD INDICATED AND THEREFORE DO NOT HAVE ANY PERSONS AS RECORD OWNERS OF 5% AND 25% OR MORE OF THE INSTITUTIONAL SHARES OF THE FUND.

The Fund believes that most of the shares referred to above were held by the persons above in accounts for their fiduciary, agency or custodial customers. Any shareholder listed above as owning 25% or more of the outstanding shares of the Fund may be presumed to "control" (as that term is defined in the 1940 Act) the Fund. Shareholders controlling the Fund could have the ability to vote a majority of the shares of the Fund on any matter requiring the approval of Fund shareholders.

                              APPENDIX A - RATINGS

MOODY'S INVESTORS SERVICE, INC.

     LONG-TERM RATINGS

MOODY'S PREFERRED STOCK RATINGS

Because of the fundamental differences between preferred stocks and bonds, a variation of our familiar bond rating symbols is used in the quality ranking of preferred stock. The symbols, presented below, are designed to avoid comparison with bond quality in absolute terms. It should always be borne in mind that preferred stock occupies a junior position to bonds within a particular capital structure and that these securities are rated within the universe of preferred stocks.

     AAA An issue which is rated "aaa" is considered to be a top-quality preferred stock. This rating indicates good asset protection and the least risk of dividend impairment within the universe of preferred stocks.

     AA An issue which is rated "aa" is considered a high-grade preferred stock. This rating indicates that there is a reasonable assurance the earnings and asset protection will remain relatively well maintained in the foreseeable future.

     A An issue which is rated "a" is considered to be an upper-medium grade preferred stock. While risks are judged to be somewhat greater then in the "aaa" and "aa" classification, earnings and asset protection are, nevertheless, expected to be maintained at adequate levels.

     BAA An issue which is rated "baa" is considered to be a medium-grade preferred stock, neither highly protected nor poorly secured. Earnings and asset protection appear adequate at present but may be questionable over any great length of time.

     BA An issue which is rated "ba" is considered to have speculative elements and its future cannot be considered well assured. Earnings and asset protection may be very moderate and not well safeguarded during adverse periods. Uncertainty of position characterizes preferred stocks in this class.

     B An issue which is rated "b" generally lacks the characteristics of a desirable investment. Assurance of dividend payments and maintenance of other terms of the issue over any long period of time may be small.

     CAA An issue which is rated "caa" is likely to be in arrears on dividend payments. This rating designation does not purport to indicate the future status of payments.

     CA An issue which is rated "ca" is speculative in a high degree and is likely to be in arrears on dividends with little likelihood of eventual payments.

     C        This is the lowest rated class of preferred or preference stock.
              Issues so rated can thus be regarded as having extremely poor prospects of ever attaining any real investment standing.

NOTE: Moody's applies numerical modifiers 1, 2, and 3 in each rating classification: the modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

DEBT RATINGS - TAXABLE DEBT & DEPOSITS GLOBALLY

     AAA Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     AA Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

     A Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

     BAA Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

     BA Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

     B Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

     CAA Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

     CA Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

     C Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Moody's bond ratings, where specified, are applicable to financial contracts, senior bank obligations and insurance company senior policyholder and claims obligations with an original maturity in excess of one year. Obligations relying upon support mechanisms such as letters-of-credit and bonds of indemnity are excluded unless explicitly rated. Obligations of a branch of a bank are considered to be domiciled in the country in which the branch is located.

Unless noted as an exception, Moody's rating on a bank's ability to repay senior obligations extends only to branches located in countries which carry a Moody's Sovereign Rating for Bank Deposits. Such branch obligations are rated at the lower of the bank's rating or Moody's Sovereign Rating for the Bank Deposits for the country in which the branch is located. When the currency in which an obligation is denominated is not the same as the currency of the country in which the obligation is domiciled, Moody's ratings do not incorporate an opinion as to whether payment of the obligation will be affected by the actions of the government controlling the currency of denomination. In addition, risk associated with bilateral conflicts between an investor's home country and either the issuer's home country or the country where an issuer branch is located are not incorporated into Moody's ratings.

Moody's makes no representation that rated bank obligations or insurance company obligations are exempt from registration under the U.S. Securities Act of 1933 or issued in conformity with any other applicable law or regulation. Nor does Moody's represent any specific bank or insurance company obligation is legally enforceable or a valid senior obligation of a rated issuer.

NOTE: Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

SHORT-TERM RATINGS

SHORT-TERM PRIME RATING SYSTEM - TAXABLE DEBT & DEPOSITS GLOBALLY

Moody's short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations. These obligations have an original maturity not exceeding one year, unless explicitly noted.

Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

     PRIME-1 Issuers rated Prime-1 (or supporting institution) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

                     o Leading market positions in well-established industries.

                     o Conservative capitalization structure with moderate reliance on debt and ample asset protection.

                     o Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

                     o Well-established access to a range of financial markets and assured sources of alternate liquidity.

     PRIME-2 Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

     PRIME-3 Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

     NOT PRIME      Issuers rated Not Prime do not fall within any of the Prime rating categories.

STANDARD & POOR'S RATING SERVICES

LONG-TERM ISSUE CREDIT RATINGS

Issue credit ratings are based, in varying degrees, on the following considerations:

1. Likelihood of payment-capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation;

2.       Nature of and provisions of the obligation;

3. Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

The issue rating definitions are expressed in terms of default risk. As such, they pertain to senior obligations of an entity. Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above. Accordingly, in the case of junior debt, the rating may not conform exactly to the category definition.

     AAA An obligation rated 'AAA' has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

     AA An obligation rated 'AA' differs from the highest rated obligations only to a small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

     A An obligation rated 'A' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

     BBB An obligation rated 'BBB' exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

     BB, B, CCC, CC AND C
              Obligations rated 'BB', 'B', 'CCC', 'CC' and 'C' are regarded as having significant speculative characteristics. 'BB' indicates the least degree of speculation and 'C' the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

     BB An obligation rated 'BB' is less vulnerable to non-payment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial , or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

     B An obligation rated 'B' is more vulnerable to non-payment than obligations rated 'BB', but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

     CCC An obligation rated 'CCC' is currently vulnerable to non-payment, and is dependent upon favourable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

     CC An obligation rated 'CC' is currently highly vulnerable to non-payment.

     C A subordinated debt or preferred stock obligation rated 'C' is CURRENTLY HIGHLY VULNERABLE to non-payment. The 'C' rating may be used to cover a situation where a bankruptcy petition has been filed or similar action taken, but payments on this obligation are being continued. A 'C' also will be assigned to a preffered stock issue in arrears on dividends or sinking fund payments, but that is currently paying.

     D An obligation rated 'D' is in payment default. The 'D' rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The 'D' rating also will be used upon the filing of a bankruptcy petition or the taking or a similar action if payments on an obligation are jeopardised.

     N.R. This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor's does not rate a particular obligation as a matter of policy.

     PLUS (+) OR MINUS (-): The ratings from 'AA' to 'CCC' may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

SHORT-TERM ISSUE CREDIT RATINGS

     A-1 A short-term obligation rated 'A-1' is rated in the highest category by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

     A-2 A short-term obligation rated 'A-2' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

     A-3 A short-term obligation rated 'A-3' exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

     B A short-term obligation rated 'B' is regarded as having significant speculative characteristics. Ratings of 'B-1', 'B-2', and 'B-3' may be assigned to indicate finer distinctions within the 'B' category. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

     B-1 A short-term obligation rated 'B-1' is regarded as having significant speculative characteristics, but the obligor has a relatively stronger capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.

     B-2 A short-term obligation rated 'B-2' is regarded as having significant speculative characteristics, and the obligor has an average speculative-grade capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.

     B-3 A short-term obligation rated 'B-3' is regarded as having significant speculative characteristics, and the obligor has a relatively weaker capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.

     C A short-term obligation rated 'C' is currently vulnerable to non-payment and is dependent upon favourable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

     D A short-term obligation rated 'D' is in payment default. The 'D' rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The 'D' rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardised.

     LOCAL CURRENCY AND FOREIGN CURRENCY RISKS

     Country risk considerations are a standard part of Standard & Poor's analysis for credit ratings on any issuer or issue. Currency of repayment is a key factor in this analysis. An obligor's capacity to repay foreign currency obligations may be lower than its capacity to repay obligations in its local currency due to the sovereign government's own relatively lower capacity to repay external versus domestic debt. These sovereign risk considerations are incorporated in the debt ratings assigned to specific issues. Foreign currency issuer ratings are also distinguished from local currency issuer ratings to identify those instances where sovereign risks make them different for the same issuer.

FITCH INC. RATINGS

INTERNATIONAL LONG-TERM CREDIT RATINGS

International Long-Term Credit Ratings (LTCR) may also be referred to as Long-Term Ratings. When assigned to most issuers, it is used as a benchmark measure of probability of default and is formally described as an Issuer Default Rating (IDR). The major exception is within Public Finance, where IDRs will not be assigned as market convention has always focused on timeliness and does not draw analytical distinctions between issuers and their underlying obligations. When applied to issues or securities, the LTCR may be higher or lower than the issuer rating (IDR) to reflect relative differences in recovery expectations. The following rating scale applies to foreign currency and local currency ratings:

INVESTMENT GRADE

     AAA: Highest credit quality. `AAA' ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

     AA: Very high credit quality. `AA' ratings denote expectations of very low credit risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

     A: High credit quality. `A' ratings denote expectations of low credit risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

     BBB: Good credit quality. `BBB' ratings indicate that there is currently expectations of low credit risk. The capacity for payment of financial commitments is considered adequate but adverse changes in circumstances and economic conditions are more likely to impair this capacity. This is the lowest investment grade category

SPECULATIVE GRADE

     BB:      Speculative.

              `BB' ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

     B:       Highly speculative.

                o For issuers and performing obligations, `B' ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

                o For individual obligations, may indicate distressed or defaulted obligations with potential for extremely high recoveries. Such obligations would possess a Recovery Rating of `R1' (outstanding).

     CCC: For issuers and performing obligations, default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic conditions.
              o For individual obligations, may indicate distressed or defaulted obligations with potential for average to superior levels of recovery. Differences in credit quality may be denoted by plus/minus distinctions. Such obligations typically would possess a Recovery Rating of `R2' (superior), or `R3' (good) or `R4' (average).

     CC: For issuers and performing obligations, default of some kind appears probable.

                o For individual obligations, may indicate distressed or defaulted obligations with a Recovery Rating of `R4' (average) or `R5' (below average).

     Grade C:     For issuers and performing obligations, default is imminent.

                o For individual obligations, may indicate distressed or defaulted obligations with potential for below-average to poor recoveries. Such obligations would possess a Recovery Rating of `R6' (poor).

     RD: Indicates an entity that has failed to make due payments (within the applicable grace period) on some but not all material financial obligations, but continues to honor other classes of obligations.

     D: Indicates an entity or sovereign that has defaulted on all of its financial obligations. Default generally is defined as one of the following:

                o Failure of an obligor to make timely payment of principal and/or interest under the contractual terms of any financial obligation;

                o The bankruptcy filings, administration, receivership, liquidation or other winding-up or cessation of business of an obligor; or

                o The distressed or other coercive exchange of an obligation, where creditors were offered securities with diminished structural or economic terms compared with the existing obligation.

     Default ratings are not assigned prospectively; within this context, non-payment on an instrument that contains a deferral feature or grace period will not be considered a default until after the expiration of the deferral or grace period.

     Issuers will be rated 'D' upon a default. Defaulted and distressed obligations typically are rated along the continuum of `C' to `B' ratings categories, depending upon their recovery prospects and other relevant characteristics. Additionally, in structured finance transactions, where analysis indicates that an instrument is irrevocably impaired such that it is not expected to meet pay interest and/or principal in full in accordance with the terms of the obligation's documentation during the life of the transaction, but where no payment default in accordance with the terms of the documentation is imminent, the obligation may be rated in the `B' or `CCC-C' categories.

     Default is determined by reference to the terms of the obligations' documentation. Fitch will assign default ratings where it has reasonably determined that payment has not been made on a material obligation in accordance with the requirements of the obligation's documentation, or where it believes that default ratings consistent with Fitch's published definition of default are the most appropriate ratings to assign.

INTERNATIONAL SHORT-TERM CREDIT RATINGS

The following ratings scale applies to foreign currency and local currency ratings. A Short-term rating has a time horizon of less than 13 months for most obligations, or up to three years for US public finance, in line with industry standards, to reflect unique risk characteristics of bond, tax, and revenue anticipation notes that are commonly issued with terms up to three years. Short-term ratings thus place greater emphasis on the liquidity necessary to meet financial commitments in a timely manner.

     F1 Highest credit quality. Indicates the strongest capacity for timely payment of financial commitments; may have an added "+" to denote any exceptionally strong credit feature.

     F2 Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

     F3 Fair credit quality. The capacity for timely payment of financial commitments is adequate; however, near term adverse changes could result in a reduction to non investment grade.

     B Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near term adverse changes in financial and economic conditions.

     C High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

     RD Indicates an entity that has defaulted on one or more of its financial commitments, although it continues to meet other obligations.

     D Indicates an entity or sovereign that has defaulted on all of its financial obligations.

NOTES TO LONG-TERM AND SHORT-TERM RATINGS:

Notes to Long-term and Short-term ratings: The modifiers "+" or "-" may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the `AAA' Long-term rating category, to categories below `CCC', or to Short-term ratings other than `F1'. (The +/- modifiers are only used to denote issues within the CCC category, whereas issuers are only rated CCC without the use of modifiers.)

Rating Watch: Ratings are placed on Rating Watch to notify investors that there is a reasonable probability of a rating change and the likely direction of such change. These are designated as "Positive", indicating a potential upgrade, "Negative", for a potential downgrade, or "Evolving", if ratings may be raised, lowered or maintained. Rating Watch is typically resolved over a relatively short period. Rating Outlook: An Outlook indicates the direction a rating is likely to move over a one to two-year period. Outlooks may be positive, stable or negative. A positive or negative

Rating Outlook does not imply a rating change is inevitable. Similarly, ratings for which outlooks are `stable' could be upgraded or downgraded before an outlook moves to positive or negative if circumstances warrant such an action. Occasionally, Fitch Ratings may be unable to identify the fundamental trend. In these cases, the Rating Outlook may be described as evolving.

Program ratings (such as those assigned to MTN shelf registrations) relate only to standard issues made under the program concerned; it should not be assumed that these ratings apply to every issue made under the program. In particular, in the case of non-standard issues, i.e. those that are linked to the credit of a third party or linked to the performance of an index, ratings of these issues may deviate from the applicable program rating.

Variable rate demand obligations and other securities which contain a short-term `put' or other similar demand feature will have a dual rating, such as AAA/F1+. The first rating reflects the ability to meet long-term principal and interest payments, whereas the second rating reflects the ability to honor the demand feature in full and on time.

Interest Only: Interest Only ratings are assigned to interest strips. These ratings do not address the possibility that a security holder might fail to recover some or all of its initial investment due to voluntary or involuntary principal repayments.

Principal Only: Principal Only ratings address the likelihood that a security holder will receive their initial principal investment either before or by the scheduled maturity date.

Rate of Return: Ratings also may be assigned to gauge the likelihood of an investor receiving a certain predetermined internal rate of return without regard to the precise timing of any cash flows.

`PIF': Paid-in -Full; denotes a security that is paid-in-full, matured, called, or refinanced.

`NR' indicates that Fitch Ratings does not rate the issuer or issue in question.

`Withdrawn': A rating is withdrawn when Fitch Ratings deems the amount of information available to be inadequate for rating purposes, or when an obligation matures, is called, or refinanced, or for any other reason Fitch Ratings deems sufficient.

                APPENDIX B - PROXY VOTING POLICIES AND PROCEDURES

                      FIDUCIARY MANAGEMENT ASSOCIATES, LLC
                              PROXY VOTING POLICIES

BACKGROUND

Proxy voting is an important right of shareholders and reasonable care and diligence must be undertaken so that such rights are properly and timely exercised.

Investment advisers registered with the SEC, who exercise voting authority with respect to client securities, are required by Rule 206(4)-6 of the Advisers Act to (a) adopt and implement written policies and procedures that are reasonably designed so that client securities are voted in the best interests of clients, which must include how an adviser addresses material conflicts that may arise between an adviser's interests and those of its clients; (b) to disclose to clients how they may obtain information from the adviser with respect to the voting of proxies for their securities; (c) to describe to clients a summary of its proxy voting policies and procedures and, upon request, furnish a copy to its clients; and (d) maintain certain records relating to the adviser's proxy voting activities when the adviser does have proxy voting authority.

The Department of Labor ("DOL") has opined that the fiduciary act of managing plan assets includes the voting of proxies and that money managers have a presumptive duty to vote proxies relating to the plan assets they manage. Where the authority to manage plan assets has been delegated to a money manager, no person other than the manager has the authority to vote proxies unless that authority has been reserved to a named fiduciary.

POLICY

Unless a client has specifically reserved, in writing, the right to vote proxies for its own account, FMA will vote proxies for any client account for which discretion has been delegated to FMA by the client. In the case of an ERISA client, where the authority to manage plan assets has been delegated to FMA, FMA has the sole responsibility to vote the client's proxies unless that authority has been reserved to a named fiduciary of the plan.

FMA, as a matter of policy and as a fiduciary to our clients, has responsibility for voting proxies for portfolio securities consistent with the best economic interests of our clients. Our firm maintains written policies and procedures to monitor that client proxies are voted in the client's best interests, to address material conflicts of interest, and to make appropriate disclosures about our firm's proxy policies and practices. Our policy and practices include making information available to clients about the voting of proxies for their portfolio securities and maintaining relevant and required records. RESPONSIBILITY The Proxy Voting Committee has the overall responsibility for setting and monitoring proxy voting policy and practices. The Chief Marketing Officer is responsible for implementing policy, and maintaining required records for the firm. The CCO is responsible for appropriate disclosures in Form ADV regarding FMA's proxy voting policies.

PROXY VOTING COMMITTEE OF FMA

The Proxy Voting Committee is composed of the Chief Investment Officer, the Chief Marketing Officer, the Director-Marketing, and the Product Team Leaders

(Portfolio Managers). The Proxy Voting Committee provides ongoing due diligence and oversees the proxy voting process, including the actions and policies of Institutional Shareholder Services ("ISS"), an independent proxy voting service (described below), and participates, as needed, in the resolution of issues that need to be handled on a case-by-case basis. The Proxy Voting Committee is assisted in this process by its legal counsel and ISS. In all cases, the ultimate decision on voting proxies rests with the Proxy Voting Committee, acting as fiduciary on behalf of the clients' accounts.

CHIEF MARKETING OFFICER

The Chief Marketing Officer is responsible for managing FMA's relationship with ISS, including ensuring that proxies are voted in accordance with clients' best interest and FMA's instructions, reports to clients are accurate and information is provided promptly upon request.

ROLE OF INSTITUTIONAL SHAREHOLDER SERVICES, INC. AND PROXY VOTING SERVICES

To assist in its proxy voting responsibilities, FMA has retained Institutional Shareholder Services, Inc. ("ISS"), a proxy voting service and a registered investment adviser. ISS is a leading provider of proxy voting and corporate governance services with 20+ years of experience, serving hundreds of institutional clients worldwide. ISS's core business is analyzing proxies and issuing research and objective shareholder voting recommendations pursuant to proxy voting guidelines developed by ISS. ISS has a wholly owned subsidiary, ISS Corporate Services, Inc. ("ICS") which serves the corporate issuer community by providing products and services concerning corporate governance. ISS is aware of this conflict of interest and has written policies and procedures designed to ensure the integrity of its proxy advisory services. ISS's procedures include maintaining a "firewall" that includes legal, physical and technological separations between the staff that performs proxy analyses from ICS staff. ISS was acquired by RiskMetrics Group ("RMG") in January 2007. ISS is a wholly-owned subsidiary of RMG. RMG provides financial risk management and analytics. ISS advises that it continues to have complete independence in the application of its voting policies, and the preparation of proxy analyses and the formulation of vote recommendations.

VOTING PROCESS

ISS is responsible for coordinating with the custodians of FMA's clients' accounts to determine that all proxy materials received by the custodians relating to the accounts' portfolio securities are processed in a timely fashion and voted in accordance with the applicable proxy voting guidelines as instructed by FMA's Proxy Voting Committee.. Clients are permitted to place reasonable restrictions on FMA's voting authority in the same manner that they may place such restrictions on the actual selection of account securities. Copies of current proxy voting guidelines used by ISS are available in Appendix F of this manual.

CONFLICTS OF INTEREST

By retaining ISS, an independent third party voting service, FMA has significantly reduced the possibility of conflicts of interests between itself and the voting of client proxies. Under circumstances where ISS may have a material conflict of interest or other issue, ISS is instructed to refer proxies to FMA's Proxy Voting Committee for voting or further instructions. If FMA itself determines that it has a material conflict of interest in voting a proxy, the Proxy Voting Committee may disclose the conflict to the affected clients and/or address the voting issue through other objective means.

Any employee of FMA with knowledge of a conflict of interest (e.g., family relationship with company management) relating to a particular referral item shall disclose that conflict to the Proxy Voting Committee and otherwise remove himself or herself from the proxy voting process.

The Proxy Voting Committee will maintain a record of the voting resolution of any conflict of interest situation.

ERISA CLIENTS

When voting proxies, an investment manager must consider proxies as a plan asset and vote only in the best economic interests of the plan participants, vote consistently among clients, and avoid specific client voting instructions about voting proxies, e.g., social voting is not appropriate. FMA avoids specific client voting instructions about voting proxies.

PROCEDURES

FMA has adopted procedures to implement the firm's policy and reviews to monitor that the firm's policy is observed, implemented properly and amended or updated, as appropriate, which include the following:

DISCLOSURE

The Chief Compliance Officer will include information in FMA's Form ADV Part II summarizing this proxy voting policy and procedures, including a statement that clients may request information regarding how FMA voted a client's proxies, and that clients may request a copy of these policies and procedures, and the method by which they may do so.

CONFLICTS OF INTEREST

Any employee of FMA with knowledge of a conflict of interest (e.g., family relationship with company management) relating to a particular proxy vote shall disclose that conflict to the Proxy Voting Committee and otherwise remove himself or herself from the proxy voting process.

CLIENT REQUESTS FOR INFORMATION

o All client requests for information regarding policies and procedures, received by any employee, should be forwarded to the Chief Compliance Officer.

o All client requests for information regarding proxy voting guidelines or how client proxies were voted, received by any employee, should be forwarded to the Director- Marketing.

RECORDKEEPING

FMA shall retain the following proxy records for ten full calendar years:

o The Chief Compliance Officer will maintain copies of these policies and procedures and any amendments;

o    The Chief Marketing Officer will maintain:

     - Via ISS, proxy statements received for client and fund securities and records of votes cast on behalf of clients. FMA may rely on records of proxy statements and proxy votes maintained by ISS, which has undertaken to provide information promptly upon request.

     - A copy of each written request from a client for information on how FMA voted such client's proxies, and a copy of any written response from FMA.

o    The Proxy Voting Committee will maintain:

     - any record FMA created that was material to making a decision how to vote proxies, or that memorializes the basis for the decision - a record of the voting resolution of any conflict of interest situation.

REVIEWS

o The Director-Marketing will periodically review/test that client proxies are being voted in accordance with clients' stated policies and FMA's instructions.

o The Proxy Voting Committee and the Chief Compliance Officer will review and revise, at least annually and as necessary, these proxy voting policies.

                            PART C: OTHER INFORMATION
                        POST-EFFECTIVE AMENDMENT NO. 103

ITEM 23. EXHIBITS:

(a) Agreement and Declaration of Trust of The Advisors' Inner Circle Fund (the "Registrant") dated July 18, 1991, as amended and restated February 18, 1997, is incorporated herein by reference to exhibit (1)(b) of Post-Effective Amendment No. 28 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the U.S. Securities and Exchange Commission ("SEC") via EDGAR Accession No. 0000950109-97-001691 on February 27, 1997.
(b) Registrant's Amended and Restated By-Laws are incorporated herein by reference to exhibit (b)(2) of Post-Effective Amendment No. 46 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-01-500070 on June 22, 2001.
(c)               Not Applicable.
(d)(1) Investment Advisory Agreement between the Registrant and HGK Asset Management, Inc. dated August 15, 1994 is incorporated herein by reference to exhibit (5)(e) of Post-Effective Amendment No. 24 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0000950109-96-001199 on February 28, 1996.
(d)(2) Expense Limitation Agreement dated March 1, 2007 between the Registrant and HGK Asset Management, Inc. is incorporated herein by reference to exhibit (d)(2) of Post-Effective Amendment No. 96 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-07-000065 on February 28, 2007.
(d)(3) Investment Advisory Agreement between the Registrant and AIG Capital Management Corp. (now, AIG Global Investment Corp.) is incorporated herein by reference to exhibit (5)(f) of Post-Effective Amendment No. 28 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0000950109-97-001691 on February 27, 1997.
(d)(4) Assignment and Assumption Agreement between AIG Capital Management Corp. and AIG Global Investment Corp. dated December 31, 2003 is incorporated herein by reference to exhibit (d)(31) of Post-Effective Amendment No. 69 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-04-000095 on March 1, 2004.
(d)(5) Investment Advisory Agreement between the Registrant and First Manhattan Co. dated May 3, 1995 is incorporated herein by reference to exhibit (5)(g) of Post-Effective Amendment No. 24 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0000950109-96-001199 on February 28, 1996.
(d)(6) Amended and Restated Schedule dated May 19, 1998 to the Investment Advisory Agreement dated May 3, 1995 between the Registrant and First Manhattan Co. is incorporated herein by reference to exhibit (d)(9) of Post-Effective Amendment No. 34 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001047469-98-021496 on May 21, 1998.

(d)(7) Investment Advisory Agreement dated March 15, 1999 between the Registrant and LSV Asset Management is incorporated herein by reference to exhibit (d)(8) of Post-Effective Amendment No. 46 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-01-500070 on June 22, 2001.
(d)(8) Schedule dated February 20, 2007 to the Investment Advisory Agreement dated March 15, 1999 between the Registrant and LSV Asset Management is incorporated herein by reference to exhibit (d)(8) of Post-Effective Amendment No. 97 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-07-000146 on April 30, 2007.
(d)(9) Investment Advisory Agreement dated June 1, 2001 between the Registrant and Prospect Asset Management is incorporated herein by reference to exhibit (d)(13) of Post-Effective Amendment No. 46 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-01-500070 on June 22, 2001.
(d)(10) Expense Limitation Agreement dated March 1, 2005, between the Registrant and Prospect Asset Management, Inc. is incorporated herein by reference to exhibit (h)(48) of Post-Effective Amendment No. 80 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-05-000104 on February 28, 2005.
(d)(11) Investment Advisory Agreement dated June 24, 2002 between the Registrant and Acadian Asset Management LLC (formerly, Acadian Asset Management, Inc.) is incorporated herein by reference to exhibit (d)(17) of Post-Effective Amendment No. 55 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-02-000263 on August 30, 2002.
(d)(12) Investment Advisory Agreement dated June 24, 2002 between the Registrant and Analytic Investors, Inc. is incorporated herein by reference to exhibit (d)(12) of Post-Effective Amendment No. 90 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-06-000164 on April 26, 2006.
(d)(13) Investment Advisory Agreement dated June 24, 2002, between the Registrant and Cambiar Investors LLC is incorporated herein by reference to exhibit (d)(19) of Post-Effective Amendment No. 55 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-02-000263 on August 30, 2002.
(d)(14) Amended Schedule A dated August 7, 2007 to the Investment Advisory Agreement dated June 24, 2002 between the Registrant and Cambiar Investors LLC, is incorporated herein by reference to exhibit (d)(14) of Post-Effective Amendment No. 99 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-07-000376 on August 28, 2007.
(d)(15) Investment Advisory Agreement dated June 24, 2002 between the Registrant and Investment Counselors of Maryland, LLC is incorporated herein by reference to exhibit (d)(23) of Post-Effective Amendment No. 55 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-02-000263 on August 30, 2002.
(d)(16) Investment Advisory Agreement dated June 24, 2002 between the Registrant and C.S. McKee, L.P. is incorporated herein by reference to exhibit (d)(24) of Post-Effective Amendment No. 55 to the Registrant's Registration Statement on Form

                  N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-02-000263 on August 30, 2002.
(d)(17) Investment Advisory Agreement dated June 24, 2002, between the Registrant and Rice Hall James & Associates, LLC is incorporated herein by reference to exhibit (d)(25) of Post-Effective Amendment No. 55 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-02-000263 on August 30, 2002.
(d)(18) Amended Schedule dated July 31, 2004 to the Investment Advisory Agreement dated June 24, 2002 between the Registrant and Rice Hall James & Associates, LLC is incorporated herein by reference to exhibit (d)(34) of Post-Effective Amendment No. 78 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-04-000638 on December 23, 2004.
(d)(19) Expense Limitation Agreement dated March 1, 2007 between the Registrant and Rice Hall James & Associates, LLC, is incorporated herein by reference to exhibit (d)(22) of Post-Effective Amendment No. 96 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-07-000065 on February 28, 2007.
(d)(20) Investment Advisory Agreement dated June 24, 2002 between the Registrant and Thompson, Siegel & Walmsley LLC (formerly, Thompson, Siegel & Walmsley, Inc.) is incorporated herein by reference to exhibit (d)(27) of Post-Effective Amendment No. 55 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-02-000263 on August 30, 2002.
(d)(21) Investment Advisory Agreement dated September 3, 2002 between the Registrant and Commerce Capital Markets, Inc. is incorporated herein by reference to exhibit (d)(28) of Post-Effective Amendment No. 59 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-02-000384 on December 9, 2002.
(d)(22) Amended Schedule A dated November 29, 2006 to the Investment Advisory Agreement dated September 3, 2002 between the Registrant and Commerce Capital Markets, Inc. is incorporated herein by reference to exhibit (d)(24) of Post-Effective Amendment No. 95 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-07-000007 on January 12, 2007.
(d)(23) Investment Advisory Agreement dated March 1, 2003 between the Registrant and National City Investment Management Co. (now Allegiant Asset Management Co.) is incorporated herein by reference to exhibit (d)(31) of Post-Effective Amendment No. 66 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-03-000264 on April 30, 2003.
(d)(24) Investment Advisory Agreement dated January 30, 2007 between the Registrant and Fiduciary Management Associates, LLC is incorporated herein by reference to exhibit (d)(27) of Post-Effective Amendment No. 97 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-07-000146 on April 30, 2007.
(d)(25) Investment Advisory Agreement dated May 16, 2003 between the Registrant and CB Investment Managers, LLC is incorporated herein by reference to exhibit (d)(32) of Post-Effective Amendment No. 72 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-04-000177 on April 29, 2004.

(d)(26) Investment Advisory Agreement dated May 28, 2004 between the Registrant and Haverford Investment Management, Inc. is incorporated herein by reference to exhibit (d)(30) of Post-Effective Amendment No. 79 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-05-000093 on February 25, 2005.
(d)(27) Expense Limitation Agreement dated March 1, 2007 between the Registrant and Haverford Investment Management, Inc. is incorporated herein by reference to exhibit (d)(30) of Post-Effective Amendment No. 96 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-07-000065 on February 28, 2007.
(d)(28) Investment Advisory Agreement dated December 16, 2005 between the Registrant and Westwood Management Corp. is incorporated herein by reference to exhibit (d)(28) of Post-Effective Amendment No. 88 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-06-000081 on February 28, 2006.
(d)(29) Schedule A dated December 16, 2005 as amended August 8, 2006 to the Investment Advisory Agreement dated December 16, 2005 between the Registrant and Westwood Management Corp. is incorporated herein by reference to exhibit (d)(27) of Post-Effective Amendment No. 93 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-06-000426 on September 8, 2006.
(d)(30) Investment Advisory Agreement dated February 27, 2006 between the Registrant and Edgewood Management LLC is incorporated herein by reference to exhibit (d)(33) of Post-Effective Amendment No. 95 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-07-000007 on January 12, 2007.
(d)(31) Expense Limitation Agreement dated February 28, 2007 between the Registrant and Edgewood Management LLC is incorporated herein by reference to exhibit (d)(34) of Post-Effective Amendment No. 96 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-07-000065 on February 28, 2007.
(e)(1) Distribution Agreement between the Registrant and SEI Financial Services Company, dated November 14, 1991, as amended and restated August 8, 1994, is incorporated herein by reference to exhibit (6) of Post-Effective Amendment No. 24 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0000950109-96-001199 on February 28, 1996.
(e)(2) Distribution Agreement between the Registrant and SEI Investments Distribution Co. dated November 14, 1991, as amended and restated November 12, 2002, is incorporated herein by reference to exhibit (e)(4) of Post-Effective Amendment No. 62 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-03-000108 on February 28, 2003.
(e)(3) Amended and Restated Sub-Distribution and Servicing Agreement between SEI Investments Company and AIG Equity Sales Corporation is incorporated herein by reference to exhibit
                  (6)(c) of Post-Effective Amendment No. 32 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001047469-98-008087 on February 27, 1998.
(e)(4) Form of Amended Sub-Distribution and Servicing Agreement between the Registrant and SEI Investments Distribution Co. is incorporated herein by reference to exhibit (e)(4) of Post-Effective Amendment No. 88 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-06-000081 on February 28, 2006.
(f)               Not Applicable.
(g)(1) Custodian Agreement dated August 12, 1991 between the Registrant and CoreStates Bank N.A. (now, Wachovia Bank, National Association) is incorporated herein by reference to exhibit (6) of Post-Effective Amendment No. 28 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0000950109-97-001691 on February 27, 1997.
(g)(2) Amendment dated May 21, 2001 to the Custodian Agreement dated August 12, 1991 between the Registrant and First Union National Bank (now, US Bank, National Association, NA) is incorporated herein by reference to exhibit (g)(4) of Post-Effective Amendment No. 51 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-02-000175 on June 14, 2002.
(g)(3) Amended Fee Schedule dated February 18, 2004 to the Custodian Agreement dated August 12, 1991 between the Registrant and Wachovia Bank, National Association (now, US Bank, National Association, NA) is incorporated herein by reference to exhibit (g)(7) of Post-Effective Amendment No. 69 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-04-000095 on March 1, 2004.
(g)(4) Amendment and Assignment dated August 8, 2006 to the Custodian Agreement dated August 12, 1991, as amended May 21, 2001, between the Registrant and Wachovia Bank, N.A., (now, US Bank, National Association, NA) assigning the Custodian Agreement to U.S. Bank National Association, is incorporated herein by reference to exhibit (g)(5) of Post-Effective Amendment No. 92 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-06-000367 on August 28, 2006.
(g)(5) Custodian Agreement dated June 26, 2001 between the Registrant and Union Bank of California, N.A. is incorporated herein by reference to exhibit (g)(3) of Post-Effective Amendment No. 51 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-02-000175 on June 14, 2002.
(g)(6) Custody Agreement dated February 3, 2003 between the Registrant and National City Bank is incorporated herein by reference to exhibit (g)(5) of Post-Effective Amendment No. 66 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-03-000264 on April 30, 2003.
(g)(7) Amended Fee Schedule dated February 19, 2003 to the Custody Agreement dated February 3, 2003 between the Registrant and National City Bank is incorporated herein by reference to exhibit (g)(6) of Post-Effective Amendment No. 68 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-03-000630 on December 29, 2003.
(g)(8) Amendment dated March 14, 2007 to the Custodian Agreement dated August 12, 1991, as amended May 21, 2001, August 8, 2006 and November 8, 2006, between the Registrant and U.S. Bank, National Association. is incorporated herein by reference to exhibit (g)(8) of Post-Effective Amendment No. 97 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-07-000146 on April 30, 2007.
(h)(1) Administration Agreement dated November 14, 1991, as amended and restated November 12, 2002, between the Registrant and SEI Investments Global Funds Services is incorporated herein by reference to exhibit (h)(50) of Post-Effective Amendment No. 62 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-03-000108 on February 28, 2003.
(h)(2) Consent to Assignment and Assumption of Administration Agreement dated June 1, 1996 between the Registrant and SEI Financial Management Corporation (now, SEI Investments Global Funds Services) is incorporated herein by reference to exhibit
                  (9)(f) of Post-Effective Amendment No. 28 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0000950109-97-001691 on February 27, 1997.
(h)(3) Amendment dated April 1, 2006 to the Amended and Restated Administration Agreement dated November 14, 1991, as amended and restated November 12, 2002, between the Registrant and SEI Investments Global Funds Services, relating to the LSV Value Equity Fund, is incorporated herein by reference to exhibit
                  (h)(28) of Post-Effective Amendment No. 91 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-06-000213 on June 7, 2006.
(h)(4) Amended Schedule to the Administration Agreement dated November 14, 1991, as amended and restated November 12, 2002, between the Registrant and SEI Investment Global Fund Services, relating to the LSV Conservative Value Equity Fund and the LSV Conservative Core Equity Fund, to be filed by amendment.
(h)(5) Amendment and Schedule thereto dated September 1, 2005 to the Administration Agreement dated November 14, 1991, as amended and restated November 12, 2002, between the Registrant and SEI Investments Global Funds Services, relating to the HGK Equity Value Fund, is incorporated herein by reference to exhibit
                  (h)(38) of Post-Effective Amendment No. 88 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-06-000081 on February 28, 2006.
(h)(6) Schedule dated May 21, 2001 to the Administration Agreement dated November 14, 1991, as amended and restated May 17, 1994, between the Registrant and SEI Fund Resources (now SEI Investments Global Funds Services), relating to the Japan Smaller Companies Fund, is incorporated herein by reference to exhibit (h)(27) of Post-Effective Amendment No. 46 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-01-500070 on June 22, 2001.
(h)(7) Schedule dated February 20, 2002 to the Administration Agreement dated November 14, 1991, as amended and restated May 17, 1994 between the Registrant and SEI Investments Mutual Funds Services (now SEI Investments Global Funds Services), relating to the TS&W Portfolios, is incorporated herein by reference to exhibit (h)(32) of Post-Effective Amendment No. 55 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-02-000263 on August 30, 2002.

(h)(8) Schedule dated February 20, 2002 to the Administration Agreement dated November 14, 1991 as amended and restated May 17, 1994 between the Registrant and SEI Investments Mutual Funds Services (now SEI Investments Global Funds Services), relating to the ICM Small Company Portfolio, is incorporated herein by reference to exhibit (h)(33) of Post-Effective Amendment No. 51 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-02-000175 on June 14, 2002.
(h)(9) Schedule dated February 20, 2002 to the Administration Agreement dated November 14, 1991, as amended and restated May 17, 1994, between the Registrant and SEI Investments Mutual Funds Services (now SEI Investments Global Funds Services), relating to the Analytic Portfolios, is incorporated herein by reference to exhibit (h)(34) of Post-Effective Amendment No. 55 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-02-000263 on August 30, 2002.
(h)(10) Schedule dated February 20, 2002 to the Administration Agreement dated November 14, 1991 as amended and restated May 17, 1994 between the Registrant and SEI Investments Mutual Funds Services (now SEI Investments Global Funds Services), relating to the FMA Small Company Portfolio, is incorporated herein by reference to exhibit (h)(37) of Post-Effective Amendment No. 51 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-02-000175 on June 14, 2002.
(h)(11) Schedule dated February 20, 2002 to the Administration Agreement dated November 14, 1991, as amended and restated May 17, 1994, between the Registrant and SEI Investments Mutual Funds Services (now SEI Investments Global Funds Services), relating to the Acadian Emerging Markets Portfolio, is incorporated herein by reference to exhibit (h)(40) of Post-Effective Amendment No. 51 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-02-000175 on June 14, 2002.
(h)(12) Schedule dated February 20, 2002 to the Administration Agreement dated November 14, 1991, as amended and restated May 17, 1994, between the Registrant and SEI Investments Mutual Funds Services (now SEI Investments Global Funds Services), relating to the McKee International Equity Portfolio, is incorporated herein by reference to exhibit (h)(41) of Post-Effective Amendment No. 51 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-02-000175 on June 14, 2002.
(h)(13) Amendment and Attachment 1 dated November 29, 2006 to the Administration Agreement dated November 14, 1991, as amended and restated November 12, 2002, between the Registrant and SEI Investments Global Funds Services, relating to the Commerce Funds, is incorporated herein by reference to exhibit (h)(16) of Post-Effective Amendment No. 95 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-07-000007 on January 12, 2007.
(h)(14) Schedule dated February 19, 2003 to the Administration Agreement dated November 14, 1991, as amended and restated November 12, 2002, between the Registrant and SEI Investments Global Funds Services, relating to the CB Core Equity Fund, is incorporated herein by reference to exhibit (h)(61) of Post-

                  Effective Amendment No. 67 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-03-000495 on August 28, 2003.
(h)(15) Schedule dated February 18, 2004 to the Administration Agreement dated November 14, 1991, as amended and restated November 12, 2002, between the Registrant and SEI Investments Global Funds Services, relating to the Haverford Quality Growth Stock Fund, is incorporated herein by reference to exhibit (d)(32) of Post-Effective Amendment No. 70 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-04-000127 on March 17, 2004.
(h)(16) Amendment and Attachment 1 thereto to the Administration Agreement dated November 14, 1991, as amended and restated November 12, 2002, between the Registrant and SEI Investments Global Funds Services, relating to the Cambiar Funds, to be filed by amendment.
(h)(17) Amendment and Schedule thereto dated July 30, 2004 to the Administration Agreement dated November 14, 1991, as amended and restated November 12, 2002, between the Registrant and SEI Investments Global Funds Services, relating to the Rice Hall James Funds, is incorporated herein by reference to exhibit
                  (h)(59) of Post-Effective Amendment No. 76 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-04-000402 on August 27, 2004.
(h)(18) Amendment and Attachment 1 dated May 20, 2005 to the Administration Agreement dated November 14, 1991, as amended and restated November 12, 2002, between the Registrant and SEI Investments Global Funds Services, relating to AIG Money Market Fund, is incorporated herein by reference to exhibit
                  (h)(49) of Post-Effective Amendment No. 83 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-05-000492 on August 29, 2005.
(h)(19) Amendment and Attachment 1 thereto dated July 1, 2005 to the Administration Agreement dated November 14, 1991, as amended and restated November 12, 2002, between the Registrant and SEI Investments Global Funds Services, relating to the FMC Select and FMC Strategic Value Funds, is incorporated herein by reference to exhibit (h)(48) of Post-Effective Amendment No. 83 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-05-000492 on August 29, 2005.
(h)(20) Amendment and Attachment 1 dated September 7, 2006 to the Administration Agreement dated November 14, 1991, as amended and restated November 12, 2002, between the Registrant and SEI Investments Global Funds Services, relating to the WHG Funds, is incorporated herein by reference to exhibit (h)(25) of Post-Effective Amendment No. 95 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-07-000007 on January 12, 2007.
(h)(21) Amendment and Attachment 1 dated January 27, 2006 to the Administration Agreement dated November 14, 1991, as amended and restated November 12, 2002, between the Registrant and SEI Investments Global Funds Services, relating to the Edgewood Growth Fund, is incorporated herein by reference to exhibit
                  (h)(26) of Post-Effective Amendment No. 95 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-07-000007 on January 12, 2007.

(h)(22) Transfer Agency and Services Agreement dated October 1, 2000 between the Registrant and Forum Shareholder Services, LLC (now Citigroup Global Fund Services, LLC), is incorporated herein by reference to exhibit (h)(21) of Post-Effective Amendment No. 41 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0000950109-00-004829 on December 13, 2000.
(h)(23) Schedule dated October 23, 2002 to the Transfer Agency and Services Agreement dated October 1, 2000 between the Registrant and Forum Shareholder Services (now Citigroup Global Fund Services, LLC), relating to Commerce Bank, is incorporated herein by reference to exhibit (h)(46) of Post-Effective Amendment No. 59 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-02-000384 on December 9, 2002.
(h)(24) Transfer Agency and Services Agreement dated October 1, 2000, as amended and restated February 21, 2001, between the Registrant and Forum Shareholder Services, LLC (now Citigroup Global Fund Services, LLC) is incorporated herein by reference to exhibit (h)(24) of Post-Effective Amendment No. 98 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-07-000218 on June 15, 2007.
(h)(25) AML Delegation Amendment dated May 20, 2003 to the Transfer Agency and Services Agreement dated October 1, 2000, as amended and restated February 21, 2001, between the Registrant and Forum Shareholder Services, LLC (now Citigroup Global Fund Services, LLC) is incorporated herein by reference to exhibit
                  (h)(64) of Post-Effective Amendment No. 68 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-03-000630 on December 29, 2003.
(h)(26) Transfer Agency and Service Agreement dated January 15, 2003 between the Registrant and State Street Bank and Trust Company is incorporated herein by reference to exhibit (h)(62) of Post-Effective Amendment No. 67 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-03-000495 on August 28, 2003.
(h)(27) AML Delegation Amendment dated May 20, 2003 to the Transfer Agency and Service Agreement dated January 15, 2003 between the Registrant and State Street Bank and Trust Company is incorporated herein by reference to exhibit (h)(65) of Post-Effective Amendment No. 68 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-03-000630 on December 29, 2003.
(h)(28) Transfer Agency Agreement dated February 5, 2004 between the Registrant and DST Systems, Inc. is incorporated herein by reference to exhibit (h)(54) of Post-Effective Amendment No. 70 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-04-000127 on March 17, 2004.
(h)(29) Amended Exhibit D dated April 2007 to the Transfer Agency Agreement dated February 5, 2004 between the Registrant and DST Systems, Inc. is incorporated herein by reference to exhibit (h)(29) of Post-Effective Amendment No. 97 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-07-000146 on April 30, 2007.

(h)(30) Transfer Agency Agreement dated May 31, 2007 between the Registrant and UMB Fund Services, Inc. is incorporated herein by reference to exhibit (h)(30) of Post-Effective Amendment No. 99 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-07-000376 on August 28, 2007.
(h)(31) Shareholder Servicing Agreement, relating to the AIG Money Market Fund, is incorporated herein by reference to exhibit
                  (6)(c) of Post-Effective Amendment No. 32 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001047469-98-008087 on February 27, 1998.
(h)(32) Shareholder Services Agreement, relating to the Commerce Funds, is incorporated herein by reference to exhibit (h)(55) of Post-Effective Amendment No. 72 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-04-000177 on April 29, 2004.
(h)(33) Shareholder Services Plan, relating to the Commerce Funds, is incorporated herein by reference to exhibit (h)(34) of Post-Effective Amendment No. 96 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-07-000065 on February 28, 2007.
(h)(34) Shareholder Services Plan, relating to the Cambiar Opportunity Fund and the Cambiar International Fund, is incorporated herein by reference to exhibit (m)(6) of Post-Effective Amendment No. 71 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-04-000154 on April 16, 2004.
(h)(35) Shareholder Services Plan, relating to the Edgewood Growth Fund, is incorporated herein by reference to exhibit (h)(42) of Post-Effective Amendment No. 89 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-06-000148 on April 14, 2006.
(h)(36) Shareholder Services Plan, relating to Investor Shares of the FMA Small Company Fund, is filed herewith.
(h)(37) Shareholder Services Plan, relating to the WHG Funds, is incorporated herein by reference to exhibit (h)(36) of Post-Effective Amendment No. 100 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-07-000518 on November 15, 2007.
(i) Opinion and Consent of Counsel, Morgan, Lewis & Bockius LLP, to be filed by amendment.
(j) Consent of independent registered public accounting firm to be filed by amendment.
(k)               Not Applicable.
(l)               Not Applicable.
(m)(1) Distribution Plan dated August 8, 1994, as amended August 14, 2000, is incorporated herein by reference to exhibit (m) of Post-Effective Amendment No. 41 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0000950109-00-004829 on December 13, 2000.
(m)(2) Amended Schedule dated November 14, 2007 to the Distribution Plan dated August 8, 1994, as amended August 14, 2000, is incorporated herein by reference to exhibit (m)(2) of Post-Effective Amendment No. 100 to the Registrant's

                  Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-07-000518 on November 15, 2007.
(m)(3) Distribution Plan dated September 17, 2002 and Schedule A dated September 17, 2002, as amended, relating to the Rice Hall James Mid Cap Portfolio, is incorporated herein by reference to exhibit (m)(6) of Post-Effective Amendment No. 74 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-04-000242 on June 1, 2004.
(m)(4) Amended Schedule A dated September 17, 2002, as amended May 18, 2004 to the Distribution Plan dated September 17, 2002, is incorporated herein by reference to exhibit (m)(8) of Post-Effective Amendment No. 78 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-04-000638 on December 23, 2004.
(n)(1) Registrant's Amended and Restated Rule 18f-3 Plan dated February 21, 2007 (including Schedules and Certificates of Class Designation thereto) is incorporated herein by reference to exhibit (n)(1) of Post-Effective Amendment No. 99 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-07-000376 on August 28, 2007.
(n)(2) Schedule G to the Registrant's Amended and Restated Rule 18f-3 Plan dated February 21, 2007, relating to the WHG Funds, is incorporated herein by reference to exhibit (n)(2) of Post-Effective Amendment No. 100 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-07-000518 on November 15, 2007.
(o)               Not Applicable.
(p)(1) Registrant's Code of Ethics dated November 2007, is incorporated herein by reference to exhibit (h)(36) of Post-Effective Amendment No. 100 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-07-000518 on November 15, 2007.
(p)(2) HGK Asset Management, Inc. Revised Code of Ethics dated July 27, 2006 is incorporated herein by reference to exhibit (p)(2) of Post-Effective Amendment No. 97 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-07-000146 on April 30, 2007.
(p)(3) LSV Asset Management Revised Code of Ethics dated January 19, 2007 is incorporated herein by reference to exhibit (p)(3) of Post-Effective Amendment No. 97 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-07-000146 on April 30, 2007.
(p)(4) Prospect Asset Management, Inc. Revised Code of Ethics dated March 2007 is incorporated herein by reference to exhibit
                  (p)(4) of Post-Effective Amendment No. 97 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-07-000146 on April 30, 2007.
(p)(5) Analytic Investors, Inc. Revised Code of Ethics dated September 30, 2005 is incorporated herein by reference to exhibit (p)(6) of Post-Effective Amendment No. 97 to the Registrant's Registration Statement on Form N-1A (File No. 33-

                  42484), filed with the SEC via EDGAR Accession No. 0001135428-07-000146 on April 30, 2007.
(p)(6) Cambiar Investors, LLC Revised Code of Ethics dated May 2005 is incorporated herein by reference to exhibit (p)(7) of Post-Effective Amendment No. 97 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-07-000146 on April 30, 2007.
(p)(7) Investment Counselors of Maryland, LLC Revised Code of Ethics dated March 13, 2007 is incorporated herein by reference to exhibit (p)(8) of Post-Effective Amendment No. 97 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-07-000146 on April 30, 2007.
(p)(8) C.S. McKee, LLP Revised Code of Ethics dated February 1, 2007 is incorporated herein by reference to exhibit (p)(9) of Post-Effective Amendment No. 97 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-07-000146 on April 30, 2007.
(p)(9) Thompson, Siegel & Walmsley LLC (formerly, Thompson, Siegel & Walmsley, Inc.) Revised Code of Ethics dated January 17, 2007 is incorporated herein by reference to exhibit (p)(10) of Post-Effective Amendment No. 97 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-07-000146 on April 30, 2007.
(p)(10) First Manhattan Co. Revised Code of Ethics dated December 2006 is incorporated herein by reference to exhibit (p)(11) of Post-Effective Amendment No. 97 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-07-000146 on April 30, 2007.
(p)(11) Haverford Investment Management, Inc. Revised Code of Ethics dated June 2006 is incorporated herein by reference to exhibit
                  (p)(12) of Post-Effective Amendment No. 97 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-07-000146 on April 30, 2007.
(p)(12)           AIG Investments (formerly, AIG Global Investment Corp.)
                  Revised Code of Ethics dated September 13, 2007 is incorporated herein by reference to exhibit (p)(12) of Post-Effective Amendment No. 100 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-07-000518 on November 15, 2007.
(p)(13) Fiduciary Management Associates, LLC Revised Code of Ethics dated January 1, 2006 is incorporated herein by reference to exhibit (p)(14) of Post-Effective Amendment No. 97 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-07-000146 on April 30, 2007.
(p)(14) Rice Hall James & Associates, LLC Revised Code of Ethics dated February 1, 2005 is incorporated herein by reference to exhibit (p)(15) of Post-Effective Amendment No. 97 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-07-000146 on April 30, 2007.
(p)(15) CB Investment Managers, LLC Revised Code of Ethics dated December 2006 is incorporated herein by reference to exhibit
                  (p)(16) of Post-Effective Amendment No. 97 to the Registrant's Registration Statement on Form N-1A (File No. 33-

                  42484), filed with the SEC via EDGAR Accession No. 0001135428-07-000146 on April 30, 2007.
(p)(16) Acadian Asset Management LLC (formerly, Acadian Asset Management, Inc.) Revised Code of Ethics dated April 1, 2007 is incorporated herein by reference to exhibit (p)(17) of Post-Effective Amendment No. 97 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-07-000146 on April 30, 2007.
(p)(17) Westwood Management Corp. Revised Code of Ethics dated March 1, 2006 is incorporated herein by reference to exhibit (p)(19) of Post-Effective Amendment No. 96 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-07-000065 on February 28, 2007.
(p)(18) Edgewood Management LLC Revised Code of Ethics dated August 9, 2006 is incorporated herein by reference to exhibit (p)(20) of Post-Effective Amendment No. 97 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-07-000146 on April 30, 2007.
(p)(19) Allegiant Asset Management Company Revised Code of Ethics dated August 24, 2006 is incorporated herein by reference to exhibit (p)(21) of Post-Effective Amendment No. 97 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-07-000146 on April 30, 2007.
(p)(20) Commerce Capital Management Revised Code of Ethics dated October 6, 2005 is incorporated herein by reference to exhibit
                  (p)(22) of Post-Effective Amendment No. 97 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-07-000146 on April 30, 2007.
(p)(21) SEI Investments Global Funds Services Revised Code of Ethics dated January 2006 is incorporated herein by reference to exhibit (p)(25) of Post-Effective Amendment No. 88 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-06-000081 on February 28, 2006.

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT:

Not Applicable.

ITEM 25. INDEMNIFICATION:

Article VIII of the Agreement and Declaration of Trust filed as Exhibit (a)(1) to the Registrant's Registration Statement is incorporated herein by reference. Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the "Act") may be permitted to trustees, directors, officers and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the SEC, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, directors, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, directors, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISERS:

Other business, profession, vocation, or employment of a substantial nature in which each director or principal officer of each Adviser is or has been, at any time during the last two fiscal years, engaged for his own account or in the capacity of director, officer, employee, partner or trustee are as follows:

ACADIAN ASSET MANAGEMENT LLC
----------------------------
Acadian Asset Management LLC (formerly, Acadian Asset Management, Inc.) ("Acadian") is the investment adviser to the Acadian Emerging Markets Portfolio. The principal address of Acadian Asset Management LLC is One Post Office Square, 20th Floor, Boston, Massachusetts 02109. Acadian is an investment adviser registered under the Investment Advisers Act of 1940.

---------------------------------------- -------------------------------------- --------------------------------------
           NAME AND POSITION                                                               CONNECTION WITH
        WITH INVESTMENT ADVISER                  NAME OF OTHER COMPANY                      OTHER COMPANY
---------------------------------------- -------------------------------------- --------------------------------------
Gary Leonard Bergstrom - Chairman,                        --                                     --
Director & Treasurer
---------------------------------------- -------------------------------------- --------------------------------------
Ronald Dickson Frashure - President &                     --                                     --
Director
---------------------------------------- -------------------------------------- --------------------------------------
Churchill Gibson Franklin - Executive                     --                                     --
Vice President & Director
---------------------------------------- -------------------------------------- --------------------------------------
John Robert Chisholm - Executive Vice                     --                                     --
President & Director
---------------------------------------- -------------------------------------- --------------------------------------
Barry Bennett White - Clerk                         Foley Hoag LLP                             Partner
---------------------------------------- -------------------------------------- --------------------------------------
Scott Francis Powers - Member of            Old Mutual U.S. Holdings, Inc.                       CEO
Acadian's board of directors
---------------------------------------- -------------------------------------- --------------------------------------

AIG INVESTMENTS
---------------
AIG Investments (formerly, AIG Global Investment Corp.) ("AIG") is the investment adviser for the AIG Money Market Fund. The principal address of AIG Investments is 70 Pine Street, New York, New York 10270. AIG is an investment adviser registered under the Investment Advisers Act of 1940.

------------------------------------- ------------------------------------------ -------------------------------------
         NAME AND POSITION                                                                 CONNECTION WITH
      WITH INVESTMENT ADVISER                   NAME OF OTHER COMPANY                       OTHER COMPANY
------------------------------------- ------------------------------------------ -------------------------------------
Win Jay Neuger                        American International Group, Inc.         Executive Vice President and Chief
Director,                                                                        Investment Officer
Chairman of Board of Directors and
Chief Executive Officer               AIG Global Asset Management Holdings       Director/Chief Executive
                                      Corp.                                      Officer/Chairman of Board of
                                                                                 Directors

                                      AIG Global Investment Fund Management      Director
                                      Ltd.

                                      AIG Global Investment Corp. (Europe), Ltd  Director
------------------------------------- ------------------------------------------ -------------------------------------

------------------------------------- ------------------------------------------ -------------------------------------
         NAME AND POSITION                                                                 CONNECTION WITH
      WITH INVESTMENT ADVISER                   NAME OF OTHER COMPANY                       OTHER COMPANY
------------------------------------- ------------------------------------------ -------------------------------------
------------------------------------- ------------------------------------------ -------------------------------------
George Coheleach                      American International Group, Inc.         Assistant Treasurer
Portfolio Manager
------------------------------------- ------------------------------------------ -------------------------------------
Mark P. Gross                         N/A                                        N/A
Managing Director
------------------------------------- ------------------------------------------ -------------------------------------
Richard W. Scott                      AIG Global Asset Management Holdings       Director
Director and                          Corp.
Senior Managing Director
------------------------------------- ------------------------------------------ -------------------------------------
Richard Biegen                        AIG Global Asset Management Holdings       Managing Director
Managing Director and                 Corp.
Director of Global Compliance
------------------------------------- ------------------------------------------ -------------------------------------
Erik Mogavero                         AIG Global Asset Management Holdings       Managing Director
Managing Director and                 Corp.
Chief Compliance Officer
------------------------------------- ------------------------------------------ -------------------------------------

ALLEGIANT ASSET MANAGEMENT CO.
------------------------------
Allegiant Asset Management Co. ("Allegiant") is the investment adviser to the UA S&P 500 Index Fund. The principal address of Allegiant Asset Management Co. is 200 Public Square, 5th Floor, Cleveland, Ohio 44114. Allegiant is an investment adviser registered under the Investment Advisers Act of 1940.

---------------------------------------------- ----------------------------------------- -----------------------------
              NAME AND POSITION                         NAME OF OTHER COMPANY                  CONNECTION WITH
           WITH INVESTMENT ADVISER                                                              OTHER COMPANY
---------------------------------------------- ----------------------------------------- -----------------------------
John G. Abunassar, Director, President  and               National City Bank                       Officer
CEO
---------------------------------------------- ----------------------------------------- -----------------------------
                                                                                                   Officer
                                                          National City Bank
Kathleen T. Barr, Director and Senior                                                      Chief Compliance Officer
Managing Director                                                                          and Chief Administrative
                                                           Allegiant Funds                         Officer
---------------------------------------------- ----------------------------------------- -----------------------------
Andrew G. Harding, Director                                       -                                   -
---------------------------------------------- ----------------------------------------- -----------------------------
Gordon A. Johnson, Director                                       -                                   -
---------------------------------------------- ----------------------------------------- -----------------------------
Joseph C. Penko, Director and Treasurer                   National City Bank                       Officer
---------------------------------------------- ----------------------------------------- -----------------------------
Anthony Cipiti, Jr., Secretary                            National City Bank                       Officer
---------------------------------------------- ----------------------------------------- -----------------------------

ANALYTIC INVESTORS, INC.
------------------------
Analytic Investors, Inc. ("Analytic") is the investment adviser to the Analytic Global Long-Short Fund, and the Analytic Short Term Income Fund. The principal address of Analytic Investors,

Inc. is 500 South Grand Avenue, 23rd Floor, Los Angeles, California 90071. Analytic is an investment adviser registered under the Investment Advisers Act of 1940.

----------------------------------- ------------------------------------------- --------------------------------------
        NAME AND POSITION                                                                  CONNECTION WITH
     WITH INVESTMENT ADVISER                  NAME OF OTHER COMPANY                         OTHER COMPANY
----------------------------------- ------------------------------------------- --------------------------------------
Dr. Roger Glen Clarke, Chairman     Ensign Peak Advisors                        President (September 1997 - present)
                                                                                Director (January 2000 - present)
                                    Bonneville Holding Corporation
                                    Deseret Trust Company                       Director (September 1996 - present)
                                                                                Director (March 2006 - present)
                                    Deseret Mutual Benefit Administrators       Investment Committee Member
                                                                                (September 1996 - present)
----------------------------------- ------------------------------------------- --------------------------------------
Harindra de Silva, Director and     Analytic US Market Neutral, Ltd.            Director (01/1999 - present)
President                           Analytic US Market Offshore Master, Ltd.    Director (11/2000 - present)
                                    Analytic US Market Neutral Offshore II,
                                    Ltd.                                        Director (05/2002 - present)
                                    Analytic US Market Neutral Offshore
                                    Master II, Ltd.                             Director (05/2002 - present)
                                    Analytic US Market Neutral Offshore M,
                                    Ltd.                                        Director (03/2004 - present)
                                    Analytic Japanese Equity Market Neutral
                                    Offshore, Ltd.                              Director (11/2004 - present)
                                    Analytic Japanese Equity Market Neutral
                                    Offshore Master, Ltd.                       Director (11/2004 - present)
                                    Analytic Market Neutral V-6, Ltd.
                                    Analytic Global Opportunity Fund I, Ltd.    Director (04/2005 - present)
                                                                                Director (04/2005 - present)
----------------------------------- ------------------------------------------- --------------------------------------
Marie Nastasi Arlt, Director,       Analytic US Market Neutral Offshore, Ltd.   Director (11/2001 - present)
Treasurer, Vice President, Chief    Analytic US Market Neutral Offshore II,
Operating Officer and Corporate     Ltd.                                        Director (05/2002 - present)
Secretary                           Analytic US Market Neutral Offshore M,
                                    Ltd.                                        Director (03/2004 - present)
                                    Analytic US Market Neutral Offshore
                                    Master, Ltd.                                Director (04/2005 - present)
                                    Analytic US Market Neutral Offshore
                                    Master II, Ltd.                             Director (04/2005 - present)
                                    Analytic Japanese Equity Market Neutral
                                    Offshore, Ltd.                              Director (11/2004 - present)
                                    Analytic Japanese Equity Market Neutral
                                    Offshore Master, Ltd.                       Director (11/2004 - present)
                                    Analytic Market Neutral V-6, Ltd.
                                    Analytic Global Opportunity Fund I, Ltd.    Director (04/2005 - present)
                                                                                Director (04/2005 - present)
----------------------------------- ------------------------------------------- --------------------------------------
Scott F. Powers, Director           Old Mutual US Holdings, Inc.                Chief Executive Officer (September
                                                                                2001 - present)
----------------------------------- ------------------------------------------- --------------------------------------
Thomas M. Turpin, Director          Old Mutual US Holdings, Inc.                Executive Vice President and Chief
                                                                                Operating Officer (April 2002 -
                                                                                present)
----------------------------------- ------------------------------------------- --------------------------------------

CAMBIAR INVESTORS LLC
---------------------
Cambiar Investors LLC ("Cambiar") is the investment adviser to the Cambiar Opportunity Fund, the Cambiar International Equity Fund, the Cambiar Conquistador Fund and the Cambiar Aggressive Value Fund. The principal address of Cambiar Investors LLC is 2401 East Second Street, Suite 400, Denver, Colorado 80206. Cambiar is an investment adviser registered under the Investment Advisers Act of 1940.

------------------------------------------- ----------------------------------- --------------------------------------
            NAME AND POSITION                                                              CONNECTION WITH
         WITH INVESTMENT ADVISER                  NAME OF OTHER COMPANY                     OTHER COMPANY
------------------------------------------- ----------------------------------- --------------------------------------
Brian M. Barish, President, Director                        --                                   --
Research
------------------------------------------- ----------------------------------- --------------------------------------
Nancy H. Wigton, Principal, Director                        --                                   --
Marketing
------------------------------------------- ----------------------------------- --------------------------------------
Tim Beranek, Sr. Vice President                             --                                   --
------------------------------------------- ----------------------------------- --------------------------------------
Maria L. Azari, Principal                                   --                                   --
------------------------------------------- ----------------------------------- --------------------------------------
Anna A. Aldrich, Principal                                  --                                   --
------------------------------------------- ----------------------------------- --------------------------------------
Christine M. Simon, Sr. Vice President,                     --                                   --
Director Compliance & Human Resources
------------------------------------------- ----------------------------------- --------------------------------------
Jennifer M. Dunne, Vice President               The Rise School of Denver           Board of Directors, Treasurer
------------------------------------------- ----------------------------------- --------------------------------------

CB INVESTMENT MANAGERS, LLC
---------------------------
CB Investment Managers, LLC ("CB") is the investment adviser to the CB Core Equity Fund. The principal address of CB Investment Managers, LLC is 300 West Vine Street, Lexington, Kentucky 40507. CB is an investment adviser registered under the Investment Advisers Act of 1940.

---------------------------------------------- ----------------------------------------- -----------------------------

              NAME AND POSITION                                                                CONNECTION WITH
           WITH INVESTMENT ADVISER                      NAME OF OTHER COMPANY                   OTHER COMPANY
---------------------------------------------- ----------------------------------------- -----------------------------
Timothy D. Fyffe, Officer                                Central Bank & Trust               Senior Vice President
---------------------------------------------- ----------------------------------------- -----------------------------
Kathy Wilson Gibson, Officer                             Central Bank & Trust                   Vice President
---------------------------------------------- ----------------------------------------- -----------------------------

COMMERCE CAPITAL MARKETS, INC.
------------------------------
Commerce Capital Markets, Inc. ("Commerce") is the investment adviser to the Commerce Capital Government Money Market Fund, the Commerce Capital Treasury Obligations Money Market Fund, and the Commerce Capital Institutional Select Government Money Market Fund. The principal address of Commerce Capital Markets, Inc. is One Commerce Square, 2005 Market Street, Suite 200 Philadelphia, Pennsylvania 19103. Commerce is an investment adviser registered under the Investment Advisers Act of 1940.

--------------------------------------- --------------------------------------- --------------------------------------
          NAME AND POSITION                                                                CONNECTION WITH
       WITH INVESTMENT ADVISER                  NAME OF OTHER COMPANY                       OTHER COMPANY
--------------------------------------- --------------------------------------- --------------------------------------
Stanley A. Gregor, CEO/President        Commerce Capital Investments, Inc       CEO/President
--------------------------------------- --------------------------------------- --------------------------------------
Terrence J. Malloy, Director            Commerce Capital Investments, Inc       Director
--------------------------------------- --------------------------------------- --------------------------------------
Marc A. Rubinsohn, Accounting           Commerce Capital Investments, Inc       Accounting Manager/FINOP
Manager/FINOP
--------------------------------------- --------------------------------------- --------------------------------------
Maria F. Lutzker, Chief Compliance      Commerce Capital Investments, Inc       Chief Compliance Officer
Officer
--------------------------------------- --------------------------------------- --------------------------------------

C.S. MCKEE, L.P.
----------------
C.S. McKee, L.P. (C.S. McKee) is the investment adviser to the McKee International Equity Portfolio. The principal address of C.S. McKee, L.P. is One Gateway Center, Pittsburgh, Pennsylvania 15222. C.S. McKee is an investment adviser registered under the Investment Advisers Act of 1940.

------------------------------------------- ---------------------------------------- -------------------------------------
            NAME AND POSITION                                                                  CONNECTION WITH
         WITH INVESTMENT ADVISER                     NAME OF OTHER COMPANY                      OTHER COMPANY
------------------------------------------- ---------------------------------------- -------------------------------------
Eugene M. Natali, President, CEO                              --                                      --
------------------------------------------- ---------------------------------------- -------------------------------------
Gregory M. Melvin, EVP, CIO                 Dartmouth Capital Advisor's Inc.                      President
------------------------------------------- ---------------------------------------- -------------------------------------
Norman S. Allan, EVP                                          --                                      --
------------------------------------------- ---------------------------------------- -------------------------------------
Lloyd F. Stamy, Jr., SVP                                      --                                      --
------------------------------------------- ---------------------------------------- -------------------------------------
Joseph A. Buongiorno, SVP                                     --                                      --
------------------------------------------- ---------------------------------------- -------------------------------------
Boyd M. Hanson, SVP                                           --                                      --
------------------------------------------- ---------------------------------------- -------------------------------------
Jack P. White, VP                                             --                                      --
------------------------------------------- ---------------------------------------- -------------------------------------
Brian S. Allen, SVP                                           --                                      --
------------------------------------------- ---------------------------------------- -------------------------------------
Bryan R. Johanson, SVP                                        --                                      --
------------------------------------------- ---------------------------------------- -------------------------------------
Suda Vatsan, VP                                               --                                      --
------------------------------------------- ---------------------------------------- -------------------------------------
Robert A. McGee, SVP                                          --                                      --
------------------------------------------- ---------------------------------------- -------------------------------------
Mark Gensheimer, SVP                                          --                                      --
------------------------------------------- ---------------------------------------- -------------------------------------
Christy S. Brenza, VP                                         --                                      --
------------------------------------------- ---------------------------------------- -------------------------------------
William J. Andrews, SVP                                       --                                      --
------------------------------------------- ---------------------------------------- -------------------------------------
Eugene M. Natali, Jr.                                         --                                      --
Marketing & Client Service Rep.
------------------------------------------- ---------------------------------------- -------------------------------------
Ulf A. Skreppen, CCO, Operations Manager                      --                                      --
------------------------------------------- ---------------------------------------- -------------------------------------

EDGEWOOD MANAGEMENT LLC
-----------------------
Edgewood Management LLC ("Edgewood") is the investment adviser to the Edgewood Growth Fund. The principal address of Edgewood Management LLC is 350 Park Avenue, 18th Floor, New York, New York 10022-6057. Edgewood is an investment adviser registered under the Investment Advisers Act of 1940.

---------------------------------------- ----------------------------------------- ------------------------------------
           NAME AND POSITION                                                                 CONNECTION WITH
        WITH INVESTMENT ADVISER                   NAME OF OTHER COMPANY                       OTHER COMPANY
---------------------------------------- ----------------------------------------- ------------------------------------
Alan Whitman Breed, President, &              EMC Longboat Key Partners LLC                  Managing Member
Managing Member of the Board of                 EMC Tidemark Partners LLC                    Managing Member
Managers                                          Rockridge Partners LP                   President & Principal
---------------------------------------- ----------------------------------------- ------------------------------------
Donna Marie Colon, Secretary & Member                       --                                     --
of the Board of Managers
---------------------------------------- ----------------------------------------- ------------------------------------
Fausto Rotundo, Chief Financial                    Kozmo Properties LLC                         President
Officer, Chief Compliance Officer &
Member of the Board of Managers
---------------------------------------- ----------------------------------------- ------------------------------------

---------------------------------------- ----------------------------------------- ------------------------------------
           NAME AND POSITION                                                                 CONNECTION WITH
        WITH INVESTMENT ADVISER                   NAME OF OTHER COMPANY                       OTHER COMPANY
---------------------------------------- ----------------------------------------- ------------------------------------
Alex Manouchehr Farman-Farmaian, Vice                       --                                     --
Chairman & Member of the Board of
Managers
---------------------------------------- ----------------------------------------- ------------------------------------
Peter Howard Jennison, Member of the                        --                                     --
Board of Managers
---------------------------------------- ----------------------------------------- ------------------------------------
Kevin Ryan Seth, Member of the Board                        --                                     --
of Managers
---------------------------------------- ----------------------------------------- ------------------------------------
Nicholas Andrew Stephens, Member of                         --                                     --
the Board of Managers
---------------------------------------- ----------------------------------------- ------------------------------------
Lawrence Gardiner Creel, Member of the             Hydrogenica Partners                   Advisory Board Member
Board of Managers
---------------------------------------- ----------------------------------------- ------------------------------------
James William Carrier, Member of the                        --                                     --
Board of Managers
---------------------------------------- ----------------------------------------- ------------------------------------

FIDUCIARY MANAGEMENT ASSOCIATES, LLC
------------------------------------
Fiduciary Management Associates, LLC ("FMA") is the investment adviser to the FMA Small Company Portfolio. The principal address of Fiduciary Management Associates, LLC is 55 West Monroe Street, Suite 2550, Chicago, Illinois 60603. FMA is an investment adviser registered under the Investment Advisers Act of 1940.

---------------------------------------- -------------------------------------- --------------------------------------
           NAME AND POSITION                                                               CONNECTION WITH
        WITH INVESTMENT ADVISER                  NAME OF OTHER COMPANY                      OTHER COMPANY
---------------------------------------- -------------------------------------- --------------------------------------
Kathryn A. Vorisek, Senior Managing                       --                                     --
Director
---------------------------------------- -------------------------------------- --------------------------------------
Ophelia Barsketis, Managing Director      Cashmere Linen Home Collection LLC                Owner, Member
---------------------------------------- -------------------------------------- --------------------------------------
Frederick M. Devlin, Managing Director                    --                                     --
---------------------------------------- -------------------------------------- --------------------------------------
David J. Meyer, Managing Director         Security Traders Association of                   President
                                          Chicago

                                          Institutional Investor Trader Forum           Advisory Board Member
---------------------------------------- -------------------------------------- --------------------------------------
Lloyd J. Spicer, Managing Director                        --                                     --
---------------------------------------- -------------------------------------- --------------------------------------
Andrew S. Hadland, Senior Director                        --                                     --
---------------------------------------- -------------------------------------- --------------------------------------
Leo Harmon, Senior Director                           CFA Chicago                           Board Member
---------------------------------------- -------------------------------------- --------------------------------------
Candice Melcher, Senior Director                          --                                     --
---------------------------------------- -------------------------------------- --------------------------------------

---------------------------------------- -------------------------------------- --------------------------------------
           NAME AND POSITION                                                               CONNECTION WITH
        WITH INVESTMENT ADVISER                  NAME OF OTHER COMPANY                      OTHER COMPANY
---------------------------------------- -------------------------------------- --------------------------------------
---------------------------------------- -------------------------------------- --------------------------------------
Anne T. Durkin, Director                                  --                                     --
---------------------------------------- -------------------------------------- --------------------------------------
Dan Dutile, Director
---------------------------------------- -------------------------------------- --------------------------------------
Nancy A. Fisher, Director                                 --                                     --
---------------------------------------- -------------------------------------- --------------------------------------
Greeta E. Hootman, Director                               --                                     --
---------------------------------------- -------------------------------------- --------------------------------------

FIRST MANHATTAN CO.
-------------------
First Manhattan Co. ("FMC") is the investment adviser for the FMC Select Fund and FMC Strategic Value Fund. The principal address of First Manhattan Co. is 437 Madison Avenue, New York, New York 10022. FMC is an investment adviser registered under the Investment Advisers Act of 1940.

---------------------------------------- -------------------------------------- ---------------------------------------
           NAME AND POSITION                                                               CONNECTION WITH
        WITH INVESTMENT ADVISER                  NAME OF OTHER COMPANY                      OTHER COMPANY
---------------------------------------- -------------------------------------- ---------------------------------------
David Sanford Gottesman, Senior                Berkshire Hathaway, Inc.               Member, Board of Directors
Managing Director
---------------------------------------- -------------------------------------- ---------------------------------------
Daniel Rosenbloom, Senior Managing                        --                                      --
Director
---------------------------------------- -------------------------------------- ---------------------------------------
Jack H. Varon, Senior Managing Director                   --                                      --
---------------------------------------- -------------------------------------- ---------------------------------------
Allan Howard Glick, Senior Managing                       --                                      --
Director
---------------------------------------- -------------------------------------- ---------------------------------------
Bernard C. Groveman, Senior Managing                      --                                      --
Director
---------------------------------------- -------------------------------------- ---------------------------------------
Charles M. Rosenthal, Senior Managing                     --                                      --
Director
---------------------------------------- -------------------------------------- ---------------------------------------
David M. Manischewitz, Senior Managing                    --                                      --
Director
---------------------------------------- -------------------------------------- ---------------------------------------
Arthur Joel Stainman, Senior Managing            Ark Restaurants Corp.                Member, Board of Directors
Director
---------------------------------------- -------------------------------------- ---------------------------------------
John R. Loomis, Senior Managing                           --                                      --
Director
---------------------------------------- -------------------------------------- ---------------------------------------
Michael P. Helmick, Senior Managing                       --                                      --
Director
---------------------------------------- -------------------------------------- ---------------------------------------
Robert W. Gottesman, Chief Executive                      --                                      --
Officer and Senior Managing Director
---------------------------------------- -------------------------------------- ---------------------------------------
A. Byron Nimocks, III, Senior Managing                    --                                      --
Director
---------------------------------------- -------------------------------------- ---------------------------------------
Neal K. Stearns, Senior Managing                          --                                      --
Director, Chief Legal Officer and
Chief Compliance Officer
---------------------------------------- -------------------------------------- ---------------------------------------
Carrol A. Muccia, Jr., Senior Managing                    --                                      --
Director
---------------------------------------- -------------------------------------- ---------------------------------------
Richard A. Pearl, Senior Managing                         --                                      --
Director
---------------------------------------- -------------------------------------- ---------------------------------------
Keith B. Josephson, Senior Managing                       --                                      --
Director
---------------------------------------- -------------------------------------- ---------------------------------------

---------------------------------------- -------------------------------------- ---------------------------------------
           NAME AND POSITION                                                               CONNECTION WITH
        WITH INVESTMENT ADVISER                  NAME OF OTHER COMPANY                      OTHER COMPANY
---------------------------------------- -------------------------------------- ---------------------------------------
William F. Guardenier, Senior Managing                    --                                      --
Director
---------------------------------------- -------------------------------------- ---------------------------------------
Todd W. Green, Senior Managing Director                   --                                      --
---------------------------------------- -------------------------------------- ---------------------------------------
Samuel Flug Colin, Senior Managing                        --                                      --
Director
---------------------------------------- -------------------------------------- ---------------------------------------
Jay Vodofsky, Senior Managing Director                    --                                      --
---------------------------------------- -------------------------------------- ---------------------------------------
Cheryl M. Kallem, Senior Managing                         --                                      --
Director, Chief Financial Officer and
co-Chief Compliance Officer
---------------------------------------- -------------------------------------- ---------------------------------------
Edward I. Lefferman, Senior Managing                      --                                      --
Director
---------------------------------------- -------------------------------------- ---------------------------------------

HAVERFORD INVESTMENT MANAGEMENT, INC.
-------------------------------------
Haverford Investment Management, Inc. ("Haverford") is the investment adviser for the Haverford Quality Growth Stock Fund. The principal address of Haverford Investment Management, Inc. is Three Radnor Corporate Center, Suite 450, Radnor, Pennsylvania 19087-4546. Haverford is an investment adviser registered under the Investment Advisers Act of 1940.

----------------------------------------------- ---------------------------------------- ------------------------------

              NAME AND POSITION                                                                 CONNECTION WITH
           WITH INVESTMENT ADVISER                       NAME OF OTHER COMPANY                   OTHER COMPANY
----------------------------------------------- ---------------------------------------- ------------------------------
George Connell,                                       The Haverford Trust Company                Chairman/CEO
Chairman and CEO                                  Haverford Financial Services, Inc.             Chairman/CEO
                                                   Haverford Trust Securities, Inc.                Chairman
----------------------------------------------- ---------------------------------------- ------------------------------
Joseph J. McLaughlin Jr., President and               The Haverford Trust Company                  President
Director                                          Haverford Financial Services, Inc.               President
                                                   Haverford Trust Securities, Inc.        Registered Representative
----------------------------------------------- ---------------------------------------- ------------------------------
Binney H. C. Wietlisbach,                             The Haverford Trust Company          Executive Vice President
Vice President and Director                        Haverford Trust Securities, Inc.              President/CCO
----------------------------------------------- ---------------------------------------- ------------------------------
Henry B. Smith,                                       The Haverford Trust Company               Vice President
Vice President and Director                        Haverford Trust Securities, Inc.        Registered Representative
----------------------------------------------- ---------------------------------------- ------------------------------

HGK ASSET MANAGEMENT, INC.
--------------------------
HGK Asset Management, Inc. ("HGK") is the investment adviser for the HGK Equity Value Fund and the HGK Mid Cap Value Fund. The principal address of HGK Asset Management, Inc. is Newport Tower, 525 Washington Boulevard, Suite 2000, Jersey City, New Jersey 07310. HGK is an investment adviser registered under the Investment Advisers Act of 1940.

---------------------------------------- -------------------------------------- --------------------------------------
           NAME AND POSITION                                                               CONNECTION WITH
        WITH INVESTMENT ADVISER                  NAME OF OTHER COMPANY                      OTHER COMPANY
---------------------------------------- -------------------------------------- --------------------------------------
Jeffrey Theodore Harris, Chairman and
Chief Executive Officer                                   --                                     --
---------------------------------------- -------------------------------------- --------------------------------------
Arthur Ettore Coia, II,
President and Chief Compliance Officer                    --                                     --
---------------------------------------- -------------------------------------- --------------------------------------

---------------------------------------- -------------------------------------- --------------------------------------
           NAME AND POSITION                                                               CONNECTION WITH
        WITH INVESTMENT ADVISER                  NAME OF OTHER COMPANY                      OTHER COMPANY
---------------------------------------- -------------------------------------- --------------------------------------
Michael Pendergast, CFA
Chief Investment Officer Managing                         --                                     --
Director Equity Investments
---------------------------------------- -------------------------------------- --------------------------------------
Gregory W. Lobo
Managing Director, Fixed Income                           --                                     --
Investments
---------------------------------------- -------------------------------------- --------------------------------------
Richard J. Bruce                         Bruce Nelson Capital LLP               Chief Investment Officer
Director, International (EAFE)           London, England
Investment Disciplines
---------------------------------------- -------------------------------------- --------------------------------------
Martin J. Maddaloni, Jr.                                  --                                     --
Managing Director,
Sales, Marketing and Client Service
---------------------------------------- -------------------------------------- --------------------------------------
Carol Bandille
Managing Director                                         --                                     --
Office Operations
---------------------------------------- -------------------------------------- --------------------------------------

INVESTMENT COUNSELORS OF MARYLAND, LLC
--------------------------------------
Investment Counselors of Maryland, LLC ("ICM") is the investment adviser to the ICM Small Company Portfolio. The principal address of Investment Counselors of Maryland, LLC is 803 Cathedral Street, Baltimore, Maryland 21201. ICM is an investment adviser registered under the Investment Advisers Act of 1940.

---------------------------------------- --------------------------------------- -------------------------------------
           NAME AND POSITION                                                               CONNECTION WITH
        WITH INVESTMENT ADVISER                  NAME OF OTHER COMPANY                      OTHER COMPANY
---------------------------------------- --------------------------------------- -------------------------------------
   Stuart M. Christhilf, III                               --                                     --
   Principal - Director
---------------------------------------- --------------------------------------- -------------------------------------
   Donald J. Hoelting                                      --                                     --
   Principal - Director
---------------------------------------- --------------------------------------- -------------------------------------
   Robert D. McDorman, Jr.
   Principal - Director                                    --                                     --
---------------------------------------- --------------------------------------- -------------------------------------
   Paul L. Borssuck                                        --                                     --
   Principal
---------------------------------------- --------------------------------------- -------------------------------------
   Andrew L. Gilchrist                                     --                                     --
   Principal
---------------------------------------- --------------------------------------- -------------------------------------
   William V. Heaphy
   Principal - Director                                    --                                     --
---------------------------------------- --------------------------------------- -------------------------------------
   Stephen T. Scott
   Principal                                               --                                     --
---------------------------------------- --------------------------------------- -------------------------------------
   Simeon F. Wooten, III
   Principal                                               --                                     --
---------------------------------------- --------------------------------------- -------------------------------------
   Linda L. Rosatelli
   Vice President of Operations and
   Chief Compliance Officer                                --                                     --
---------------------------------------- --------------------------------------- -------------------------------------
   Edward W. Brown, Jr.
   Vice President                                          --                                     --
---------------------------------------- --------------------------------------- -------------------------------------

---------------------------------------- --------------------------------------- -------------------------------------
           NAME AND POSITION                                                               CONNECTION WITH
        WITH INVESTMENT ADVISER                  NAME OF OTHER COMPANY                      OTHER COMPANY
---------------------------------------- --------------------------------------- -------------------------------------
   Svietlana T. Franke                                     --                                     --
   Vice President
---------------------------------------- --------------------------------------- -------------------------------------
   Wendy E. Brown                                          --                                     --
   Operations Manager
---------------------------------------- --------------------------------------- -------------------------------------
   Kanda K. Harp
   Operations Administrator                                --                                     --
---------------------------------------- --------------------------------------- -------------------------------------
   Caroline N. Johnson
   Marketing Associate                                     --                                     --
---------------------------------------- --------------------------------------- -------------------------------------
   Daisy Vega-Galarza
   Portfolio Accountant                                    --                                     --
---------------------------------------- --------------------------------------- -------------------------------------
   Angela Montgomery
   Marketing Associate                                     --                                     --
---------------------------------------- --------------------------------------- -------------------------------------
   Robert Jacapraro
   Senior Vice President                                   --                                     --
---------------------------------------- --------------------------------------- -------------------------------------
   Gary Merwitz
   Senior Vice President                                   --                                     --
---------------------------------------- --------------------------------------- -------------------------------------
   Vitaly Korchevsky
   Senior Vice President                                   --                                     --
---------------------------------------- --------------------------------------- -------------------------------------
   Thomas Turpin                                                                  Executive Vice President and Chief
   Director of ICM                           Old Mutual (US) Holdings Inc.*               Operating Officer
---------------------------------------- --------------------------------------- -------------------------------------

* Investment Counselors of Maryland, LLC is an affiliate of Old Mutual (US) Holdings Inc.

LSV ASSET MANAGEMENT
--------------------
LSV Asset Management ("LSV") is the investment adviser to the LSV Value Equity Fund, the LSV Conservative Core Equity Fund and the LSV Conservative Value Equity Fund. The address of LSV Asset Management is 1 North Wacker Drive, Chicago, Illinois 60606. LSV is an investment adviser registered under the Investment Advisers Act of 1940.

---------------------------------------- -------------------------------------- --------------------------------------
           NAME AND POSITION                                                               CONNECTION WITH
        WITH INVESTMENT ADVISER                  NAME OF OTHER COMPANY                      OTHER COMPANY
---------------------------------------- -------------------------------------- --------------------------------------
Josef Lakonishok, CEO, Portfolio                University of Illinois                  Professor of Finance
Manager
---------------------------------------- -------------------------------------- --------------------------------------
Robert Vishny, Partner, Portfolio                         --                                     --
Manager
---------------------------------------- -------------------------------------- --------------------------------------
Menno Vermeulen, Partner, Portfolio                       --                                     --
Manager
---------------------------------------- -------------------------------------- --------------------------------------
Tremaine Atkinson, Chief Operating                        --                                     --
Officer, Chief Compliance Officer
---------------------------------------- -------------------------------------- --------------------------------------
Christopher LaCroix, Partner, Managing
Director of Business Development                          --                                     --
---------------------------------------- -------------------------------------- --------------------------------------
SEI Funds, Inc., General Partner                          --                                     --
---------------------------------------- -------------------------------------- --------------------------------------

PROSPECT ASSET MANAGEMENT, INC.
-------------------------------
Prospect Asset Management, Inc. ("Prospect") is the investment adviser to the Japan Smaller Companies Fund. The principal address of Prospect Asset Management, Inc. is 6700

Kalanianaole Highway, Suite 122, Honolulu, Hawaii 96825. Prospect is an investment adviser registered under the Investment Advisers Act of 1940.

---------------------------------------- -------------------------------------- --------------------------------------
           NAME AND POSITION                                                               CONNECTION WITH
        WITH INVESTMENT ADVISER                  NAME OF OTHER COMPANY                      OTHER COMPANY
---------------------------------------- -------------------------------------- --------------------------------------
Robert Priske, Director                            Robert Priske LLC                     Investment Advisor
---------------------------------------- -------------------------------------- --------------------------------------
Daniel Kerrigan, Director, CEO                            --                                     --
---------------------------------------- -------------------------------------- --------------------------------------
Hamilton Smith, Director, CFO                      Prospect Co. Ltd*                          Director
---------------------------------------- -------------------------------------- --------------------------------------
Cheri Nakamura, Director, Operations                      --                                     --
---------------------------------------- -------------------------------------- --------------------------------------

*    Prospect Co. Ltd is the parent company of Prospect Asset Management, Inc.

RICE HALL JAMES & ASSOCIATES, LLC
---------------------------------
Rice Hall James & Associates, LLC ("Rice Hall") is the investment adviser to the Rice Hall James Micro Cap Portfolio, Rice Hall James Mid Cap Portfolio and Rice Hall James Small/Mid Cap Portfolio. The principal address of Rice Hall James & Associates is 600 West Broadway, Suite 1000, San Diego, California 92101-3383. Rice Hall is an investment adviser registered under the Investment Advisers Act of 1940.

-------------------------------------------- ---------------------------------- --------------------------------------
             NAME AND POSITION                                                             CONNECTION WITH
          WITH INVESTMENT ADVISER                  NAME OF OTHER COMPANY                    OTHER COMPANY
-------------------------------------------- ---------------------------------- --------------------------------------
 Thao Buu-Hoan, Partner                                     --                                   --
-------------------------------------------- ---------------------------------- --------------------------------------
 Kevin Hamilton, Partner & President                        --                                   --
-------------------------------------------- ---------------------------------- --------------------------------------
 Charles G. King, Partner                                   --                                   --
-------------------------------------------- ---------------------------------- --------------------------------------
 Thomas McDowell, Partner, Chief                            --                                   --
 Executive Officer  & Chief Investment
 Officer
-------------------------------------------- ---------------------------------- --------------------------------------
 Carl M. Obeck, Partner                                     --                                   --
-------------------------------------------- ---------------------------------- --------------------------------------
 Gary S. Rice, Partner                                      --                                   --
-------------------------------------------- ---------------------------------- --------------------------------------
 Douglas Sheres, Partner                                    --                                   --
-------------------------------------------- ---------------------------------- --------------------------------------
 David P. Tessmer, Partner                                  --                                   --
-------------------------------------------- ---------------------------------- --------------------------------------
 Cara Thome, Partner                                        --                                   --
-------------------------------------------- ---------------------------------- --------------------------------------
 Timothy A. Todaro, Partner
-------------------------------------------- ---------------------------------- --------------------------------------

THOMPSON, SIEGEL & WALMSLEY LLC
-------------------------------
Thompson, Siegel & Walmsley LLC (formerly, Thompson, Siegel & Walmsley, Inc.) ("TS&W") is the investment adviser to the TS&W Equity Portfolio, TS&W International Equity Portfolio and TS&W Fixed Income Portfolio. The principal address of Thompson, Siegel & Walmsley LLC is 6806 Paragon Place, Suite 300, P.O. Box 6883, Richmond, Virginia 23230. TS&W is an investment adviser registered under the Investment Advisers Act of 1940.

---------------------------------------- -------------------------------------- --------------------------------------
           NAME AND POSITION                                                               CONNECTION WITH
        WITH INVESTMENT ADVISER                  NAME OF OTHER COMPANY                      OTHER COMPANY
---------------------------------------- -------------------------------------- --------------------------------------
Larry E. Gibson,                                          --                                     --
Managing Director, President, Co-CEO
---------------------------------------- -------------------------------------- --------------------------------------
Horace P. Whitworth,                                      --                                     --
Managing Director,  Co-CEO, CFO
---------------------------------------- -------------------------------------- --------------------------------------

---------------------------------------- -------------------------------------- --------------------------------------
           NAME AND POSITION                                                               CONNECTION WITH
        WITH INVESTMENT ADVISER                  NAME OF OTHER COMPANY                      OTHER COMPANY
---------------------------------------- -------------------------------------- --------------------------------------
H.B. Thomson III, Secretary                               --                                     --
---------------------------------------- -------------------------------------- --------------------------------------
Cheryl Mounce, Treasurer                                  --                                     --
---------------------------------------- -------------------------------------- --------------------------------------
Scott Powers, Director                       Old Mutual Asset Management*                        CEO
---------------------------------------- -------------------------------------- --------------------------------------
Matthew G. Thompson, Chairman of the                      --                                     --
Board
---------------------------------------- -------------------------------------- --------------------------------------

*    TS&W is an affiliate of Old Mutual Asset Management.

WESTWOOD MANAGEMENT CORP.
-------------------------
Westwood Management Corp. ("Westwood") is the investment adviser for the WHG Income Opportunity Fund, WHG SMidCap Fund, WHG LargeCap Value Fund, WHG SmallCap Value Fund, WHG AllCap Value Fund, and WHG Balanced Fund. The principal address of Westwood Management Corp. is 200 Crescent Court, Suite 1200, Dallas, Texas 75201. Westwood is an investment adviser registered under the Investment Advisers Act of 1940.

---------------------------------------- -------------------------------------- --------------------------------------
           NAME AND POSITION                                                               CONNECTION WITH
        WITH INVESTMENT ADVISER                  NAME OF OTHER COMPANY                      OTHER COMPANY
---------------------------------------- -------------------------------------- --------------------------------------
Susan Byrne                                   Westwood Holdings Group, Inc.*          Chief Investment Officer and
Chief Investment Officer and Chairman                  (NYSE: WHG)                        Chairman of the Board
of the Board
--------------------------------------- ------------------------------------------- ----------------------------------
Brian Casey                                   Westwood Holdings Group, Inc.           President and Chief Executive
President and Chief Executive Officer                  (NYSE: WHG)                        Officer and Director
and Director
--------------------------------------- ------------------------------------------- ----------------------------------
                                                     Westwood Trust**                    President and Director
--------------------------------------- ------------------------------------------- ----------------------------------
William R. Hardcastle                         Westwood Holdings Group, Inc.*             Chief Financial Officer
Chief Financial Officer                                (NYSE: WHG)
--------------------------------------- ------------------------------------------- ----------------------------------
Sylvia L. Fry                                 Westwood Holdings Group, Inc.*            Chief Compliance Officer
                                        ------------------------------------------- ----------------------------------
Chief Compliance Officer                              Westwood Trust**                   Chief Compliance Officer
--------------------------------------- ------------------------------------------- ----------------------------------

* Westwood Management Corp. and Westwood Trust are wholly owned subsidiaries of Westwood Holdings Group, Inc., a publicly traded company on the NYSE (NYSE: WHG).
** Westwood Trust provides trust and custodial services and participation in common trust funds that it sponsors to institutions and high net worth individuals.

ITEM 27. PRINCIPAL UNDERWRITERS:

(a) Furnish the name of each investment company (other than the Registrant) for which each principal underwriter currently distributing the securities of the Registrant also acts as a principal underwriter, distributor or investment adviser.

         Registrant's distributor, SEI Investments Distribution Co. (the "Distributor"), acts as distributor for:

         SEI Daily Income Trust                                                July 15, 1982
         SEI Liquid Asset Trust                                                November 29, 1982
         SEI Tax Exempt Trust                                                  December 3, 1982
         SEI Index Funds                                                       July 10, 1985
         SEI Institutional Managed Trust                                       January 22, 1987
         SEI Institutional International Trust                                 August 30, 1988
         The Advisors' Inner Circle Fund                                       November 14, 1991
         The Advisors' Inner Circle Fund II                                    January 28, 1993
         Bishop Street Funds                                                   January 27, 1995
         SEI Asset Allocation Trust                                            April 1, 1996
         SEI Institutional Investments Trust                                   June 14, 1996
         Oak Associates Funds                                                  February 27, 1998
         CNI Charter Funds                                                     April 1, 1999
         iShares Inc.                                                          January 28, 2000
         iShares Trust                                                         April 25, 2000
         Optique Funds, Inc.c                                                  November 1, 2000
         JohnsonFamily Funds, Inc.                                             November 1, 2000
         Causeway Capital Management Trust                                     September 20, 2001
         Barclays Global Investors Funds                                       March 31, 2003
         SEI Opportunity Fund, LP                                              October 1, 2003
         The Arbitrage Funds                                                   May 17, 2005
         The Turner Funds                                                      January 1, 2006
         ProShares Trust                                                       November 14, 2005
         Community Reinvestment Act Qualified Investment Fund                  January 8, 2007
         Accessor Funds                                                        March 1, 2007
         TD Asset Management USA Funds                                         July 25, 2007

         The Distributor provides numerous financial services to investment managers, pension plan sponsors, and bank trust departments. These services include portfolio evaluation, performance measurement and consulting services ("Funds Evaluation") and automated execution, clearing and settlement of securities transactions ("MarketLink").

(b) Furnish the Information required by the following table with respect to each director, officer or partner of each principal underwriter named in the answer to Item 20 of Part B. Unless otherwise noted, the business address of each director or officer is Oaks, PA 19456.

                                      POSITION AND OFFICE                         POSITIONS AND OFFICES
         NAME                         WITH UNDERWRITER                            WITH REGISTRANT
         ----                         -------------------                         ---------------------
         William M. Doran             Director                                            --
         Edward D. Loughlin           Director                                            --
         Wayne M. Withrow             Director                                            --
         Kevin Barr                   President & Chief Executive Officer                 --
         Maxine Chou                  Chief Financial Officer & Treasurer                 --
         Thomas Rodman                Chief Operations Officer                            --
         John C. Munch                General Counsel & Secretary                         --
         Karen LaTourette             Chief Compliance Officer, Anti-Money
                                      Laundering Officer & Assistant Secretary            --
         Mark J. Held                 Senior Vice President                               --
         Lori L. White                Vice President & Assistant Secretary                --

                                      POSITION AND OFFICE                         POSITIONS AND OFFICES
         NAME                         WITH UNDERWRITER                            WITH REGISTRANT
         ----                         -------------------                         ---------------------
         John Coary                   Vice President & Assistant Secretary                --
         John Cronin                  Vice President                                      --
         Robert McCarthy              Vice President                                      --
         Robert Silvestri             Vice President                                      --
         Michael Farrell              Vice President                                      --

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS:

         Books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, and the rules promulgated thereunder, are maintained as follows:

         (a) With respect to Rules 31a-1(a); 31a-1(b)(1); (2)(a) and (b); (3);
(6); (8); (12); and 31a-1 (d), the required books and records are maintained at the offices of Registrant's custodians:

                  U.S. Bank, National Association             Union Bank of California, N.A.
                  800 Nicollett Mall                          475 Sansome Street
                  Minneapolis, Minnesota 55402-4302           15th Floor
                                                              San Francisco, California 94111

         (b)/(c) With respect to Rules 31a-1(a); 31a-1 (b)(1),(4); (2)(C) and
(D); (4); (5); (6); (8); (9); (10); (11); and 31a-1(f), the required books and records are maintained at the offices of Registrant's administrator:

                  SEI Investments Global Funds Services
                  One Freedom Valley Drive
                  Oaks, Pennsylvania 19456

         (c) With respect to Rules 31a-1 (b)(5), (6), (9) and (10) and 31a-1
(f), the required books and records are maintained at the offices of the Registrant's investment advisers:

                  Acadian Asset Management LLC
                  One Post Office Square, 8th Floor
                  Boston, Massachusetts 02109

                  AIG Investments
                  70 Pine Street, 20th Floor
                  New York, New York 10270

                  Allegiant Asset Management Company
                  200 Public Square
                  Cleveland, Ohio 44114

                  Analytic Investors, Inc.
                  500 South Grand Avenue, 23rd Floor
                  Los Angeles, California 90071

                  Cambiar Investors LLC
                  2401 East Second Street, Suite 400
                  Denver, Colorado 80206

                  CB Investment Managers, LLC
                  300 West Vine Street
                  Lexington, Kentucky 40507

                  Commerce Capital Markets, Inc.
                  One Commerce Square
                  2005 Market Street, Suite 200
                  Philadelphia, Pennsylvania 19103

                  C.S. McKee, LLP
                  One Gateway Center
                  Pittsburgh, Pennsylvania 15222

                  Edgewood Management LLC
                  305 Park Avenue, 18th Floor
                  New York, New York 10022-6057

                  Fiduciary Management Associates, LLC
                  55 West Monroe Street, Suite 2550
                  Chicago, Illinois 60603

                  First Manhattan Co.
                  437 Madison Avenue
                  New York, New York  10022-7022

                  Haverford Investment Management, Inc.
                  Three Radnor Corporate Center, Suite 450
                  Radnor, Pennsylvania 19087-4546

                  HGK Asset Management, Inc.
                  Newport Tower
                  525 Washington Blvd.
                  Jersey City, New Jersey 07310

                  Investment Counselors of Maryland, LLC
                  803 Cathedral Street
                  Baltimore, Maryland 21201

                  LSV Asset Management
                  1 North Wacker Drive
                  Chicago, Illinois 60606

                  Prospect Asset Management, Inc.
                  6700 Kalanianaole Highway, Suite 122
                  Honolulu, Hawaii 96825

                  Rice Hall James & Associates
                  600 West Broadway, Suite 1000
                  San Diego, California 92101-3383

                  Thompson, Siegel & Walmsley LLC
                  5000 Monument Avenue, P.O. Box 6883
                  Richmond, Virginia 23230

                  Westwood Management Corp.
                  200 Crescent Court
                  Suite 1200
                  Dallas, Texas 75201

ITEM 29. MANAGEMENT SERVICES:  None.

ITEM 30. UNDERTAKINGS:  None.

                                     NOTICE

A copy of the Agreement and Declaration of Trust for The Advisors' Inner Circle Fund (the "Trust") is on file with the Secretary of State of the Commonwealth of Massachusetts and notice is hereby given that this registration statement has been executed on behalf of the Trust by an officer of the Trust as an officer and by its trustees as trustees and not individually and the obligations of or arising out of this registration statement are not binding upon any of the trustees, officers, or shareholders individually but are binding only upon the assets and property of the Trust.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment No. 103 to Registration Statement No. 33-42484 to be signed on its behalf by the undersigned, thereto duly authorized in the City of Oaks, and Commonwealth of Pennsylvania on the 15th day of January, 2008.

                                                THE ADVISORS' INNER CIRCLE FUND

                                                    By: /S/ JAMES F. VOLK
                                                        ------------------------
                                                        James F. Volk, President

Pursuant to the requirements of the Securities Act, this Amendment to the Registration Statement has been signed below by the following persons in the capacity and on the dates indicated.

                     *             Trustee                    January 15, 2008
----------------------------------
Charles E. Carlbom

                     *             Trustee                    January 15, 2008
----------------------------------
William M. Doran

                     *             Trustee                    January 15, 2008
----------------------------------
Mitchell A. Johnson

                     *             Trustee                    January 15, 2008
----------------------------------
Betty L. Krikorian

                     *             Trustee                    January 15, 2008
----------------------------------
Robert A. Nesher

                     *             Trustee                    January 15, 2008
----------------------------------
George J. Sullivan, Jr.

                     *             Trustee                    January 15, 2008
----------------------------------
James M. Storey

/S/ JAMES F. VOLK                  President                  January 15, 2008
----------------------------------
James F. Volk

                     *             Controller &               January 15, 2008
---------------------------------- Chief Financial Officer
Michael Lawson

*By: /S/ JAMES F. VOLK
     -----------------
         James F. Volk

         Attorney-in-Fact, pursuant to the powers of attorney incorporated herein by reference to Post-Effective Amendment No. 100 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-07-000518 on November 15, 2007.

                                  EXHIBIT INDEX

         Exhibit No.       Exhibit

         EX-99.H36         Shareholder Services Plan, relating to Investor
                           Shares of the FMA Small Company Fund.